UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—December 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Institutional Index Fund Institutional Shares - VINIX

Institutional Index Fund Institutional Plus Shares - VIIIX

Institutional Total Stock Market Index Fund Institutional Shares - VITNX

Institutional Total Stock Market Index Fund Institutional Plus Shares - VITPX

0-3 Month Treasury Bill ETF ETF Shares - VBIL

Ultra-Short Treasury ETF ETF Shares - VGUS

Vanguard Institutional Index Fund

Institutional Shares (VINIX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.035%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Information technology, which had the largest weighting and the second highest return, contributed the most. Communication services and financials were also among the top performers.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,066,993	$5,067,392	$5,045,710
2016	$5,191,081	$5,191,808	$5,177,623
2016	$5,390,695	$5,391,801	$5,407,249
2016	$5,596,511	$5,597,996	$5,630,969
2017	$5,935,191	$5,937,577	$5,957,153
2017	$6,118,101	$6,120,939	$6,136,335
2017	$6,391,943	$6,395,180	$6,416,589
2017	$6,815,968	$6,820,126	$6,822,613
2018	$6,763,651	$6,768,352	$6,781,361
2018	$6,995,024	$7,000,769	$7,044,028
2018	$7,533,752	$7,540,582	$7,544,632
2018	$6,514,419	$6,521,108	$6,461,257
2019	$7,403,937	$7,411,108	$7,368,451
2019	$7,722,091	$7,730,070	$7,669,693
2019	$7,852,687	$7,861,348	$7,756,869
2019	$8,564,135	$8,574,372	$8,457,782
2020	$6,885,815	$6,893,967	$6,684,963
2020	$8,300,523	$8,310,213	$8,161,584
2020	$9,041,111	$9,052,268	$8,902,215
2020	$10,139,321	$10,151,951	$10,216,212
2021	$10,765,533	$10,778,831	$10,875,022
2021	$11,684,677	$11,700,296	$11,776,332
2021	$11,751,554	$11,768,397	$11,762,388
2021	$13,046,122	$13,066,111	$12,837,440
2022	$12,445,473	$12,465,265	$12,144,291
2022	$10,440,476	$10,458,217	$10,099,598
2022	$9,929,887	$9,947,585	$9,638,725
2022	$10,679,549	$10,699,725	$10,330,405
2023	$11,479,148	$11,501,894	$11,078,755
2023	$12,481,541	$12,507,404	$12,008,537
2023	$12,072,326	$12,097,985	$11,613,496
2023	$13,482,367	$13,512,429	$13,022,396
2024	$14,904,073	$14,938,791	$14,330,590
2024	$15,541,274	$15,578,738	$14,794,802
2024	$16,454,540	$16,495,792	$15,706,112
2024	$16,849,567	$16,893,201	$16,131,497
2025	$16,128,212	$16,171,495	$15,345,977
2025	$17,891,268	$17,941,044	$17,047,507
2025	$19,343,271	$19,398,668	$18,448,322
2025	$19,854,897	$19,913,705	$18,882,651

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	17.84%	14.39%	14.79%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$334,677
Number of Portfolio Holdings	507
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$5,288

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.4%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR94

Vanguard Institutional Index Fund

Institutional Plus Shares (VIIIX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Institutional Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Information technology, which had the largest weighting and the second highest return, contributed the most. Communication services and financials were also among the top performers.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $100,000,000

	Institutional Plus Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$100,000,000	$100,000,000	$100,000,000
2016	$101,344,685	$101,347,832	$100,914,202
2016	$103,831,877	$103,836,157	$103,552,468
2016	$107,829,294	$107,836,016	$108,144,978
2016	$111,951,374	$111,959,922	$112,619,384
2017	$118,737,487	$118,751,550	$119,143,063
2017	$122,396,348	$122,418,789	$122,726,702
2017	$127,880,619	$127,903,592	$128,331,772
2017	$136,375,121	$136,402,525	$136,452,251
2018	$135,327,828	$135,367,042	$135,627,217
2018	$139,968,441	$140,015,381	$140,880,555
2018	$150,753,769	$150,811,641	$150,892,647
2018	$130,362,470	$130,422,162	$129,225,133
2019	$148,161,788	$148,222,165	$147,369,011
2019	$154,533,370	$154,601,393	$153,393,864
2019	$157,153,184	$157,226,964	$155,137,384
2019	$171,402,901	$171,487,431	$169,155,640
2020	$137,816,639	$137,879,337	$133,699,260
2020	$166,136,402	$166,204,257	$163,231,670
2020	$180,965,865	$181,045,353	$178,044,298
2020	$202,954,247	$203,039,025	$204,324,245
2021	$215,501,759	$215,576,629	$217,500,446
2021	$233,908,911	$234,005,911	$235,526,639
2021	$235,250,492	$235,367,937	$235,247,760
2021	$261,176,220	$261,322,224	$256,748,804
2022	$249,147,329	$249,305,293	$242,885,820
2022	$209,016,820	$209,164,343	$201,991,951
2022	$198,802,838	$198,951,693	$192,774,506
2022	$213,820,555	$213,994,508	$206,608,094
2023	$229,838,610	$230,037,877	$221,575,102
2023	$249,918,916	$250,148,076	$240,170,747
2023	$241,734,391	$241,959,698	$232,269,915
2023	$269,978,798	$270,248,587	$260,447,926
2024	$298,458,858	$298,775,829	$286,611,796
2024	$311,231,461	$311,574,756	$295,896,038
2024	$329,533,019	$329,915,843	$314,122,236
2024	$337,450,369	$337,864,028	$322,629,931
2025	$323,021,815	$323,429,892	$306,919,549
2025	$358,346,832	$358,820,874	$340,950,132
2025	$387,443,476	$387,973,360	$368,966,441
2025	$397,706,577	$398,274,092	$377,653,026

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Plus Shares	17.86%	14.40%	14.80%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$334,677
Number of Portfolio Holdings	507
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$5,288

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.4%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR854

Vanguard Institutional Total Stock Market Index Fund

Institutional Shares (VITNX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 sectors in the benchmark recorded positive returns for the 12 months. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	CRSP US Total Market Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,049,458	$5,047,297	$5,045,710
2016	$5,185,333	$5,182,852	$5,177,623
2016	$5,413,439	$5,411,481	$5,407,249
2016	$5,637,525	$5,633,821	$5,630,969
2017	$5,961,941	$5,960,197	$5,957,153
2017	$6,142,656	$6,141,129	$6,136,335
2017	$6,421,168	$6,420,432	$6,416,589
2017	$6,828,749	$6,827,577	$6,822,613
2018	$6,787,222	$6,786,656	$6,781,361
2018	$7,052,742	$7,052,074	$7,044,028
2018	$7,553,791	$7,551,553	$7,544,632
2018	$6,477,173	$6,474,794	$6,461,257
2019	$7,387,898	$7,385,159	$7,368,451
2019	$7,690,166	$7,686,527	$7,669,693
2019	$7,776,142	$7,771,786	$7,756,869
2019	$8,476,326	$8,471,393	$8,457,782
2020	$6,705,760	$6,702,656	$6,684,963
2020	$8,188,117	$8,183,507	$8,161,584
2020	$8,940,998	$8,936,449	$8,902,215
2020	$10,255,777	$10,249,753	$10,216,212
2021	$10,917,618	$10,908,576	$10,875,022
2021	$11,822,496	$11,812,568	$11,776,332
2021	$11,815,931	$11,805,506	$11,762,388
2021	$12,897,026	$12,886,426	$12,837,440
2022	$12,195,920	$12,185,522	$12,144,291
2022	$10,141,832	$10,132,539	$10,099,598
2022	$9,690,763	$9,682,377	$9,638,725
2022	$10,383,832	$10,374,457	$10,330,405
2023	$11,126,869	$11,116,748	$11,078,755
2023	$12,066,338	$12,052,048	$12,008,537
2023	$11,668,360	$11,654,738	$11,613,496
2023	$13,088,521	$13,069,327	$13,022,396
2024	$14,402,496	$14,377,325	$14,330,590
2024	$14,867,228	$14,844,252	$14,794,802
2024	$15,784,683	$15,760,972	$15,706,112
2024	$16,199,025	$16,176,132	$16,131,497
2025	$15,417,801	$15,396,377	$15,345,977
2025	$17,112,291	$17,089,739	$17,047,507
2025	$18,525,304	$18,498,201	$18,448,322
2025	$18,977,183	$18,950,879	$18,882,652

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	17.15%	13.10%	14.27%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$31,337
Number of Portfolio Holdings	3,076
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$490

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.5%
Consumer Discretionary	13.8%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.2%
Health Care	9.8%
Industrials	12.1%
Other	0.0%
Real Estate	2.3%
Technology	38.3%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR870

Vanguard Institutional Total Stock Market Index Fund

Institutional Plus Shares (VITPX)

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Institutional Total Stock Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 sectors in the benchmark recorded positive returns for the 12 months. Technology, which had the largest weighting and the highest return, contributed by far the most to performance. Financials and industrials were also among the top performers.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2015, Through December 31, 2025

Initial Investment of $100,000,000

	Institutional Plus Shares	CRSP US Total Market Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$100,000,000	$100,000,000	$100,000,000
2016	$100,971,614	$100,945,939	$100,914,202
2016	$103,693,063	$103,657,035	$103,552,468
2016	$108,263,509	$108,229,619	$108,144,978
2016	$112,773,671	$112,676,422	$112,619,384
2017	$119,246,383	$119,203,947	$119,143,063
2017	$122,867,680	$122,822,583	$122,726,702
2017	$128,468,149	$128,408,636	$128,331,772
2017	$136,604,341	$136,551,530	$136,452,251
2018	$135,779,868	$135,733,115	$135,627,217
2018	$141,118,777	$141,041,487	$140,880,555
2018	$151,145,201	$151,031,065	$150,892,647
2018	$129,585,103	$129,495,888	$129,225,133
2019	$147,809,134	$147,703,173	$147,369,011
2019	$153,860,253	$153,730,546	$153,393,864
2019	$155,583,527	$155,435,716	$155,137,384
2019	$169,596,672	$169,427,853	$169,155,640
2020	$134,174,566	$134,053,116	$133,699,260
2020	$163,838,639	$163,670,142	$163,231,670
2020	$178,881,815	$178,728,982	$178,044,298
2020	$205,195,035	$204,995,060	$204,324,245
2021	$218,414,649	$218,171,514	$217,500,446
2021	$236,499,982	$236,251,352	$235,526,639
2021	$236,375,081	$236,110,114	$235,247,760
2021	$258,039,780	$257,728,528	$256,748,804
2022	$244,010,568	$243,710,450	$242,885,820
2022	$202,905,516	$202,650,778	$201,991,951
2022	$193,877,958	$193,647,544	$192,774,506
2022	$207,746,759	$207,489,137	$206,608,094
2023	$222,647,561	$222,334,966	$221,575,102
2023	$241,386,099	$241,040,951	$240,170,747
2023	$233,452,461	$233,094,751	$232,269,915
2023	$261,872,619	$261,386,542	$260,447,926
2024	$288,104,585	$287,546,490	$286,611,796
2024	$297,469,033	$296,885,038	$295,896,038
2024	$315,829,772	$315,219,441	$314,122,236
2024	$324,120,589	$323,522,639	$322,629,931
2025	$308,488,076	$307,927,547	$306,919,549
2025	$342,407,895	$341,794,776	$340,950,132
2025	$370,695,655	$369,964,028	$368,966,441
2025	$379,747,050	$379,017,570	$377,653,030

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Plus Shares	17.16%	13.10%	14.27%
CRSP US Total Market Index	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$31,337
Number of Portfolio Holdings	3,076
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$490

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.5%
Consumer Discretionary	13.8%
Consumer Staples	3.4%
Energy	3.0%
Financials	11.2%
Health Care	9.8%
Industrials	12.1%
Other	0.0%
Real Estate	2.3%
Technology	38.3%
Telecommunications	1.8%
Utilities	2.5%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR871

Vanguard 0-3 Month Treasury Bill ETF

ETF Shares (VBIL) Nasdaq

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard 0-3 Month Treasury Bill ETF (the "Fund") for the period of February 7, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6Footnote Reference1	0.07%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

How did the Fund perform during the reporting period?

  From its inception on February 7, 2025, through December 31, 2025, the Fund returned more than the benchmark index it tracks, largely because the Fund remained fully invested, and therefore had less of a cash drag.

  The first part of 2025 was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. Over the full year, the European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Amid central bank easing, the yield of the 3-month U.S. Treasury bill fell from 4.31% at the start of 2025 to 3.63% at the end. The decline in the yield of the bellwether 10-year U.S. Treasury note was a little more modest—it fell from 4.57% to 4.17% over the same period.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 7, 2025, Through December 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Bloomberg US Treasury Bills 0-3 Months	Bloomberg U.S. Aggregate Float Adjusted Index
2/7/25	$10,000	$10,000	$10,000
2025	$10,374	$10,291	$10,624

Average Annual Total Returns

Since Inception 2/7/25
ETF Shares Net Asset Value	3.74%
ETF Shares Market Price	3.75%
Bloomberg US Treasury Bills 0-3 Months	2.91%
Bloomberg U.S. Aggregate Float Adjusted Index	6.24%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$4,668
Number of Portfolio Holdings	28
Portfolio Turnover Rate	0%
Total Investment Advisory Fees (in thousands)	$63

Portfolio Composition % of Net Assets  (as of December 31, 2025)

U.S. Government and Agency Obligations	101.6%
Other Assets and Liabilities—NetFootnote Reference	(1.6%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since February 7, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV042

Vanguard Ultra-Short Treasury ETF

ETF Shares (VGUS) Nasdaq

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Ultra-Short Treasury ETF (the "Fund") for the period of February 7, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6Footnote Reference1	0.07%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

How did the Fund perform during the reporting period?

  From its inception on February 7, 2025, through December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of 2025 was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. Over the full year, the European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Amid central bank easing, the yield of the 6-month U.S. Treasury bill fell from 4.27% at the start of 2025 to 3.60% at the end. The decline in the yield of the bellwether 10-year U.S. Treasury note was a little more modest—it fell from 4.57% to 4.17% over the same period.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 7, 2025, Through December 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Bloomberg Short Treasury Index	Bloomberg U.S. Aggregate Float Adjusted Index
2/7/25	$10,000	$10,000	$10,000
2025	$10,380	$10,386	$10,624

Average Annual Total Returns

Since Inception 2/7/25
ETF Shares Net Asset Value	3.80%
ETF Shares Market Price	3.81%
Bloomberg Short Treasury Index	3.86%
Bloomberg U.S. Aggregate Float Adjusted Index	6.24%

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$538
Number of Portfolio Holdings	95
Portfolio Turnover Rate	0%
Total Investment Advisory Fees (in thousands)	$8

Portfolio Composition % of Net Assets  (as of December 31, 2025)

U.S. Government and Agency Obligations	103.2%
Other Assets and Liabilities—NetFootnote Reference	(3.2%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV041

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
(a) Audit Fees.	$135,000	$65,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$135,000	$65,000

(e)        (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2)       No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group,Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,947,067	$3,802,420
Tax Fees.	$1,575,446	$2,062,604
All Other Fees.	$25,000	$293,000
Total.	$5,547,513	$6,158,024

(h)       For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2025
Vanguard Institutional Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	19
Tax information	20

Institutional Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (10.6%)
	Alphabet Inc. Class A	33,287,977	10,419,137
	Alphabet Inc. Class C	26,605,344	8,348,757
	Meta Platforms Inc. Class A	12,460,907	8,225,320
*	Netflix Inc.	24,244,301	2,273,146
	Walt Disney Co.	10,215,051	1,162,166
	AT&T Inc.	40,562,720	1,007,578
	Verizon Communications Inc.	24,124,587	982,594
	Comcast Corp. Class A	20,796,307	621,602
	T-Mobile US Inc.	2,751,774	558,720
*	Warner Bros Discovery Inc.	14,178,243	408,617
	Electronic Arts Inc.	1,284,281	262,417
*	Take-Two Interactive Software Inc.	993,798	254,442
	Omnicom Group Inc.	1,825,655	147,422
*	Live Nation Entertainment Inc.	903,678	128,774
*	Charter Communications Inc. Class A	503,607	105,128
*	Trade Desk Inc. Class A	2,519,659	95,646
	Fox Corp. Class A	1,184,285	86,536
	TKO Group Holdings Inc.	379,059	79,223
	News Corp. Class A	2,660,325	69,488
	Fox Corp. Class B	858,758	55,759
	Match Group Inc.	1,350,454	43,606
	Paramount Skydance Corp. Class B	1,776,676	23,808
	News Corp. Class B	235,606	6,981
			35,366,867
Consumer Discretionary (10.4%)
*	Amazon.com Inc.	55,659,817	12,847,399
*	Tesla Inc.	16,077,237	7,230,255
	Home Depot Inc.	5,695,217	1,959,724
	McDonald's Corp.	4,074,647	1,245,334
	Booking Holdings Inc.	184,430	987,683
	TJX Cos. Inc.	6,367,885	978,171
	Lowe's Cos. Inc.	3,208,921	773,863
	Starbucks Corp.	6,504,988	547,785
*	DoorDash Inc. Class A	2,138,901	484,418
*	O'Reilly Automotive Inc.	4,829,746	440,521
	General Motors Co.	5,337,455	434,042
	NIKE Inc. Class B	6,805,099	433,553
	Royal Caribbean Cruises Ltd.	1,451,135	404,751
	Marriott International Inc. Class A	1,274,416	395,375
	Hilton Worldwide Holdings Inc.	1,329,950	382,028
*	Carvana Co.	809,173	341,487
	Ross Stores Inc.	1,860,899	335,222
*	Airbnb Inc. Class A	2,433,426	330,265
*	AutoZone Inc.	95,171	322,772
	Ford Motor Co.	22,392,653	293,792
*	Chipotle Mexican Grill Inc.	7,565,686	279,930
	Yum! Brands Inc.	1,588,701	240,339
	DR Horton Inc.	1,567,075	225,706
	eBay Inc.	2,586,231	225,261
	Garmin Ltd.	935,421	189,750
*	Carnival Corp.	6,212,746	189,737
	Expedia Group Inc.	669,502	189,677
*	Ulta Beauty Inc.	256,562	155,223
	Tractor Supply Co.	3,023,614	151,211
	Tapestry Inc.	1,171,110	149,633
	PulteGroup Inc.	1,115,466	130,800
*	Lululemon Athletica Inc.	617,505	128,324
	Lennar Corp. Class A	1,234,695	126,927
	Williams-Sonoma Inc.	696,922	124,463
1

Institutional Index Fund
		Shares	Market Value• ($000)
	Darden Restaurants Inc.	665,599	122,483
*	NVR Inc.	16,249	118,500
	Las Vegas Sands Corp.	1,740,868	113,313
	Genuine Parts Co.	795,611	97,828
*	Aptiv plc	1,236,631	94,095
*	Deckers Outdoor Corp.	833,576	86,417
	Ralph Lauren Corp.	221,463	78,311
	Best Buy Co. Inc.	1,116,794	74,747
	Domino's Pizza Inc.	177,624	74,037
	Hasbro Inc.	761,947	62,480
*	Norwegian Cruise Line Holdings Ltd.	2,609,657	58,248
	Wynn Resorts Ltd.	482,855	58,102
	Pool Corp.	187,137	42,808
*	MGM Resorts International	1,170,377	42,707
			34,799,497
Consumer Staples (4.7%)
	Walmart Inc.	25,089,327	2,795,202
	Costco Wholesale Corp.	2,535,663	2,186,604
	Procter & Gamble Co.	13,369,711	1,916,013
	Coca-Cola Co.	22,150,308	1,548,528
	Philip Morris International Inc.	8,906,442	1,428,593
	PepsiCo Inc.	7,823,209	1,122,787
	Altria Group Inc.	9,604,707	553,807
	Mondelez International Inc. Class A	7,382,889	397,421
	Colgate-Palmolive Co.	4,612,300	364,464
*	Monster Beverage Corp.	4,080,720	312,869
	Target Corp.	2,599,956	254,146
	Kroger Co.	3,488,296	217,949
	Keurig Dr Pepper Inc.	7,773,280	217,730
	Sysco Corp.	2,739,890	201,903
	Kimberly-Clark Corp.	1,898,924	191,583
	Kenvue Inc.	10,961,466	189,085
	Dollar General Corp.	1,259,386	167,209
	Archer-Daniels-Midland Co.	2,749,763	158,084
	Hershey Co.	847,806	154,284
	Estee Lauder Cos. Inc. Class A	1,406,757	147,316
	General Mills Inc.	3,052,050	141,920
*	Dollar Tree Inc.	1,085,403	133,515
	Kraft Heinz Co.	4,877,664	118,283
	Church & Dwight Co. Inc.	1,374,356	115,240
	Constellation Brands Inc. Class A	806,597	111,278
	McCormick & Co. Inc.	1,449,285	98,711
	Tyson Foods Inc. Class A	1,619,896	94,958
	Clorox Co.	697,077	70,286
	Bunge Global SA	772,883	68,848
	J M Smucker Co.	610,304	59,694
	Conagra Brands Inc.	2,740,165	47,432
	Molson Coors Beverage Co. Class B	969,026	45,234
	Hormel Foods Corp.	1,671,648	39,618
	Lamb Weston Holdings Inc.	795,092	33,306
	Campbell's Co.	1,124,003	31,326
	Brown-Forman Corp. Class B	1,007,488	26,255
			15,761,481
Energy (2.8%)
	Exxon Mobil Corp.	24,128,536	2,903,628
	Chevron Corp.	10,829,137	1,650,469
	ConocoPhillips	7,070,168	661,838
	Williams Cos. Inc.	6,987,205	420,001
	SLB Ltd.	8,547,657	328,059
	EOG Resources Inc.	3,104,397	325,993
	Kinder Morgan Inc.	11,201,470	307,928
	Phillips 66	2,305,370	297,485
	Valero Energy Corp.	1,745,163	284,095
	Marathon Petroleum Corp.	1,719,923	279,711
	ONEOK Inc.	3,600,055	264,604
	Baker Hughes Co.	5,645,873	257,113
	Targa Resources Corp.	1,228,188	226,601
	EQT Corp.	3,570,662	191,387
	Occidental Petroleum Corp.	4,115,106	169,213
2

Institutional Index Fund
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	1,065,577	160,188
	Expand Energy Corp.	1,362,731	150,391
	Halliburton Co.	4,815,835	136,096
	Devon Energy Corp.	3,589,395	131,480
	Coterra Energy Inc.	4,356,795	114,671
	Texas Pacific Land Corp.	331,273	95,148
	APA Corp.	2,030,542	49,667
			9,405,766
Financials (13.4%)
*	Berkshire Hathaway Inc. Class B	10,491,776	5,273,691
	JPMorgan Chase & Co.	15,575,504	5,018,739
	Visa Inc. Class A	9,355,839	3,281,186
	Mastercard Inc. Class A	4,691,426	2,678,241
	Bank of America Corp.	38,438,806	2,114,134
	Wells Fargo & Co.	17,960,350	1,673,905
	Goldman Sachs Group Inc.	1,716,071	1,508,426
	Morgan Stanley	6,910,920	1,226,896
	Citigroup Inc.	10,237,589	1,194,624
	American Express Co.	3,074,196	1,137,299
	Charles Schwab Corp.	9,556,789	954,819
	S&P Global Inc.	1,773,673	926,904
	Blackrock Inc.	825,567	883,637
	Capital One Financial Corp.	3,637,426	881,566
	Progressive Corp.	3,355,049	764,012
	Chubb Ltd.	2,094,019	653,585
	Blackstone Inc.	4,225,115	651,259
	CME Group Inc.	2,063,138	563,402
	Intercontinental Exchange Inc.	3,262,283	528,359
	Marsh & McLennan Cos. Inc.	2,802,975	520,008
*	Robinhood Markets Inc. Class A	4,499,221	508,862
	KKR & Co. Inc.	3,926,990	500,613
	US Bancorp	8,893,518	474,558
	PNC Financial Services Group Inc.	2,243,653	468,318
	Bank of New York Mellon Corp.	3,989,920	463,190
	Moody's Corp.	877,837	448,443
	Aon plc Class A (XNYS)	1,229,732	433,948
	Apollo Global Management Inc.	2,656,768	384,594
	Arthur J Gallagher & Co.	1,469,314	380,244
	Travelers Cos. Inc.	1,276,227	370,182
	Truist Financial Corp.	7,319,327	360,184
	PayPal Holdings Inc.	5,353,541	312,540
	Allstate Corp.	1,497,174	311,637
	Aflac Inc.	2,698,838	297,601
*	Coinbase Global Inc. Class A	1,305,459	295,216
	American International Group Inc.	3,087,317	264,120
	Ameriprise Financial Inc.	531,565	260,647
	Nasdaq Inc.	2,580,975	250,690
	MetLife Inc.	3,166,737	249,982
	MSCI Inc.	429,928	246,663
	Prudential Financial Inc.	2,002,610	226,055
	Hartford Insurance Group Inc.	1,594,206	219,682
*	Fiserv Inc.	3,077,430	206,711
	State Street Corp.	1,598,187	206,182
*	Block Inc. (XNYS)	3,133,596	203,966
*	Arch Capital Group Ltd.	2,065,935	198,164
	Fidelity National Information Services Inc.	2,963,005	196,921
	Ares Management Corp. Class A	1,178,739	190,520
	Willis Towers Watson plc	547,831	180,017
	M&T Bank Corp.	879,312	177,164
	Fifth Third Bancorp	3,782,033	177,037
	Synchrony Financial	2,060,861	171,938
	Interactive Brokers Group Inc. Class A	2,548,325	163,883
	Raymond James Financial Inc.	1,008,780	162,000
	Huntington Bancshares Inc.	8,995,569	156,073
	Cboe Global Markets Inc.	598,739	150,283
	Northern Trust Corp.	1,082,107	147,805
	Cincinnati Financial Corp.	892,693	145,795
	Citizens Financial Group Inc.	2,457,711	143,555
	Regions Financial Corp.	5,017,703	135,980
3

Institutional Index Fund
		Shares	Market Value• ($000)
	Brown & Brown Inc.	1,679,980	133,894
	T Rowe Price Group Inc.	1,248,762	127,848
*	Corpay Inc.	400,345	120,476
	W R Berkley Corp.	1,717,666	120,443
	KeyCorp	5,318,004	109,764
	Global Payments Inc.	1,354,864	104,866
	Loews Corp.	969,901	102,140
	Principal Financial Group Inc.	1,144,196	100,929
	Everest Group Ltd.	240,260	81,532
	Jack Henry & Associates Inc.	413,597	75,473
	Assurant Inc.	285,973	68,877
	Invesco Ltd.	2,542,435	66,790
	Globe Life Inc.	456,404	63,833
	FactSet Research Systems Inc.	214,687	62,300
	Franklin Resources Inc.	1,755,331	41,935
	Erie Indemnity Co. Class A	145,627	41,744
			44,699,499
Health Care (9.6%)
	Eli Lilly & Co.	4,543,616	4,882,933
	Johnson & Johnson	13,784,921	2,852,789
	AbbVie Inc.	10,112,227	2,310,543
	UnitedHealth Group Inc.	5,182,811	1,710,898
	Merck & Co. Inc.	14,201,078	1,494,805
	Abbott Laboratories	9,948,916	1,246,500
	Thermo Fisher Scientific Inc.	2,149,585	1,245,577
*	Intuitive Surgical Inc.	2,028,259	1,148,725
	Amgen Inc.	3,080,973	1,008,433
	Gilead Sciences Inc.	7,098,674	871,291
	Danaher Corp.	3,596,784	823,376
	Pfizer Inc.	32,531,892	810,044
*	Boston Scientific Corp.	8,481,735	808,733
	Medtronic plc	7,338,451	704,932
	Stryker Corp.	1,969,198	692,114
*	Vertex Pharmaceuticals Inc.	1,451,683	658,135
	Bristol-Myers Squibb Co.	11,647,808	628,283
	McKesson Corp.	706,192	579,282
	CVS Health Corp.	7,263,210	576,408
	Elevance Health Inc.	1,271,562	445,746
	Regeneron Pharmaceuticals Inc.	576,640	445,091
	HCA Healthcare Inc.	913,943	426,683
	Cigna Group	1,528,386	420,658
	Cencora Inc.	1,109,296	374,665
	Becton Dickinson & Co.	1,639,922	318,260
	Zoetis Inc.	2,521,529	317,259
*	IDEXX Laboratories Inc.	456,875	309,090
*	Edwards Lifesciences Corp.	3,320,160	283,044
	Cardinal Health Inc.	1,359,426	279,362
	Agilent Technologies Inc.	1,621,934	220,697
*	IQVIA Holdings Inc.	974,328	219,623
	GE HealthCare Technologies Inc.	2,606,332	213,771
	ResMed Inc.	835,133	201,158
	Humana Inc.	688,167	176,260
*	Mettler-Toledo International Inc.	116,873	162,943
*	Dexcom Inc.	2,231,518	148,106
*	Biogen Inc.	839,467	147,738
	STERIS plc	561,535	142,360
*	Waters Corp.	340,630	129,381
	Labcorp Holdings Inc.	474,348	119,004
*	Insulet Corp.	402,493	114,405
	West Pharmaceutical Services Inc.	411,633	113,257
	Quest Diagnostics Inc.	636,580	110,466
*	Centene Corp.	2,669,867	109,865
	Zimmer Biomet Holdings Inc.	1,133,847	101,955
*	Hologic Inc.	1,273,523	94,865
*	Cooper Cos. Inc.	1,137,562	93,235
*	Incyte Corp.	943,675	93,207
	Viatris Inc.	6,583,852	81,969
	Universal Health Services Inc. Class B	315,409	68,765
*	Solventum Corp.	842,332	66,746
4

Institutional Index Fund
		Shares	Market Value• ($000)
	Revvity Inc.	649,950	62,883
*	Align Technology Inc.	382,309	59,697
*	Moderna Inc.	1,985,919	58,565
	Baxter International Inc.	2,947,440	56,326
*	Charles River Laboratories International Inc.	281,352	56,124
	Bio-Techne Corp.	892,351	52,479
*	Molina Healthcare Inc.	294,139	51,045
*	Henry Schein Inc.	572,276	43,253
*	DaVita Inc.	203,192	23,085
			32,066,892
Industrials (8.2%)
	General Electric Co.	6,035,181	1,859,017
	Caterpillar Inc.	2,677,595	1,533,914
	RTX Corp.	7,671,272	1,406,911
	GE Vernova Inc.	1,552,370	1,014,583
*	Boeing Co.	4,480,276	972,758
*	Uber Technologies Inc.	11,888,440	971,404
	Union Pacific Corp.	3,393,822	785,059
	Honeywell International Inc.	3,632,598	708,684
	Eaton Corp. plc	2,222,223	707,800
	Deere & Co.	1,438,456	669,702
	Parker-Hannifin Corp.	722,008	634,616
	Automatic Data Processing Inc.	2,313,976	595,224
	Lockheed Martin Corp.	1,165,076	563,512
	Trane Technologies plc	1,268,767	493,804
	General Dynamics Corp.	1,450,589	488,355
	3M Co.	3,039,547	486,632
	Howmet Aerospace Inc.	2,300,453	471,639
	Waste Management Inc.	2,120,571	465,911
	Northrop Grumman Corp.	767,578	437,681
	TransDigm Group Inc.	322,231	428,519
	Emerson Electric Co.	3,214,312	426,604
	United Parcel Service Inc. Class B (XNYS)	4,228,201	419,395
	Johnson Controls International plc	3,496,889	418,753
	Cummins Inc.	789,808	403,158
	CSX Corp.	10,654,543	386,227
	Illinois Tool Works Inc.	1,510,566	372,052
	Norfolk Southern Corp.	1,283,877	370,681
	Cintas Corp.	1,954,400	367,564
	Quanta Services Inc.	853,160	360,085
	FedEx Corp.	1,242,039	358,775
	PACCAR Inc.	3,005,095	329,088
	L3Harris Technologies Inc.	1,070,245	314,192
	United Rentals Inc.	364,084	294,661
	AMETEK Inc.	1,317,053	270,404
	Fastenal Co.	6,568,949	263,612
	Delta Air Lines Inc.	3,711,344	257,567
*	Axon Enterprise Inc.	451,491	256,415
	WW Grainger Inc.	250,306	252,571
	Rockwell Automation Inc.	642,375	249,929
	Republic Services Inc.	1,151,209	243,976
	Carrier Global Corp.	4,530,290	239,381
	Westinghouse Air Brake Technologies Corp.	978,233	208,804
	Paychex Inc.	1,853,188	207,891
*	United Airlines Holdings Inc.	1,852,355	207,130
*	Copart Inc.	5,094,492	199,449
	Otis Worldwide Corp.	2,229,929	194,784
	Xylem Inc.	1,393,128	189,716
	Comfort Systems USA Inc.	201,363	187,930
	Verisk Analytics Inc.	797,449	178,381
	Old Dominion Freight Line Inc.	1,052,911	165,097
	Ingersoll Rand Inc. (XYNS)	2,057,435	162,990
	EMCOR Group Inc.	256,131	156,698
	Dover Corp.	784,882	153,240
	Equifax Inc.	700,309	151,953
	Broadridge Financial Solutions Inc.	667,853	149,045
	Veralto Corp.	1,420,695	141,757
	Hubbell Inc.	304,064	135,038
	Leidos Holdings Inc.	731,535	131,969
5

Institutional Index Fund
		Shares	Market Value• ($000)
	Southwest Airlines Co.	2,959,262	122,306
	Expeditors International of Washington Inc.	766,984	114,288
	CH Robinson Worldwide Inc.	676,001	108,674
	Snap-on Inc.	297,694	102,585
	Rollins Inc.	1,679,142	100,782
	Fortive Corp.	1,818,066	100,375
	Pentair plc	935,945	97,469
	Jacobs Solutions Inc.	683,371	90,519
	Lennox International Inc.	182,544	88,640
	Textron Inc.	1,008,234	87,888
	JB Hunt Transport Services Inc.	430,107	83,587
	Allegion plc	491,578	78,269
	Huntington Ingalls Industries Inc.	224,548	76,362
	IDEX Corp.	427,680	76,101
	Masco Corp.	1,186,839	75,317
	Nordson Corp.	304,892	73,305
	Stanley Black & Decker Inc.	885,279	65,759
*	Builders FirstSource Inc.	632,159	65,043
*	Dayforce Inc.	917,454	63,451
*	Generac Holdings Inc.	336,103	45,834
	Paycom Software Inc.	279,588	44,555
	A O Smith Corp.	648,463	43,369
			27,277,165
Information Technology (34.4%)
	NVIDIA Corp.	139,033,654	25,929,776
	Apple Inc.	84,543,691	22,984,048
	Microsoft Corp.	42,524,708	20,565,799
	Broadcom Inc.	27,019,246	9,351,361
*	Palantir Technologies Inc. Class A	13,069,952	2,323,184
*	Advanced Micro Devices Inc.	9,314,931	1,994,886
	Oracle Corp.	9,623,475	1,875,711
	Micron Technology Inc.	6,422,251	1,832,975
	Cisco Systems Inc.	22,547,122	1,736,805
	International Business Machines Corp.	5,348,119	1,584,166
	Salesforce Inc.	5,446,904	1,442,939
	Lam Research Corp.	7,186,460	1,230,178
	Applied Materials Inc.	4,558,020	1,171,366
	Intuit Inc.	1,595,191	1,056,686
	QUALCOMM Inc.	6,127,752	1,048,152
*	AppLovin Corp. Class A	1,548,744	1,043,575
	Accenture plc Class A	3,548,123	951,961
*	Intel Corp.	25,654,349	946,645
	Amphenol Corp. Class A	7,003,578	946,463
	KLA Corp.	751,766	913,456
*	ServiceNow Inc.	5,935,589	909,273
	Texas Instruments Inc.	5,198,705	901,923
*	Adobe Inc.	2,395,036	838,239
*	Arista Networks Inc.	5,908,189	774,150
	Analog Devices Inc.	2,814,725	763,353
*	Palo Alto Networks Inc.	3,913,445	720,857
*	Crowdstrike Holdings Inc. Class A	1,435,858	673,073
*	Synopsys Inc.	1,062,779	499,209
*	Cadence Design Systems Inc.	1,557,419	486,818
	Corning Inc.	4,464,124	390,879
	TE Connectivity plc	1,683,310	382,970
	Motorola Solutions Inc.	952,962	365,289
*	Autodesk Inc.	1,218,685	360,743
	Seagate Technology Holdings plc	1,246,605	343,303
	Western Digital Corp.	1,956,255	337,004
	NXP Semiconductors NV	1,439,963	312,558
*	Fortinet Inc.	3,616,620	287,196
	Roper Technologies Inc.	615,842	274,130
*	Workday Inc. Class A	1,241,572	266,665
*	Datadog Inc. Class A	1,862,051	253,220
	Monolithic Power Systems Inc.	274,103	248,436
*	Fair Isaac Corp.	135,654	229,339
	Cognizant Technology Solutions Corp. Class A	2,761,447	229,200
	Dell Technologies Inc. Class C	1,724,548	217,086
*	Keysight Technologies Inc.	983,373	199,812
6

Institutional Index Fund
		Shares	Market Value• ($000)
	Microchip Technology Inc.	3,092,249	197,038
*	Sandisk Corp.	796,602	189,097
	Hewlett Packard Enterprise Co.	7,550,078	181,353
	Teradyne Inc.	896,059	173,441
*	First Solar Inc.	613,966	160,386
	Jabil Inc.	611,337	139,397
*	Teledyne Technologies Inc.	268,653	137,209
*	ON Semiconductor Corp.	2,302,376	124,674
*	PTC Inc.	685,429	119,409
	HP Inc.	5,348,499	119,165
	NetApp Inc.	1,110,344	118,907
	VeriSign Inc.	477,356	115,974
*	Tyler Technologies Inc.	246,205	111,765
*	Trimble Inc.	1,361,780	106,695
*	Gartner Inc.	412,418	104,045
	CDW Corp.	745,052	101,476
	Qnity Electronics Inc.	1,197,505	97,776
*	GoDaddy Inc. Class A	773,293	95,950
	Gen Digital Inc. (XNGS)	3,211,541	87,322
*	F5 Inc.	329,909	84,213
*	Super Micro Computer Inc. (XNGS)	2,864,376	83,840
*	Akamai Technologies Inc.	822,209	71,738
*	Zebra Technologies Corp. Class A	289,333	70,256
*	EPAM Systems Inc.	316,721	64,890
	Skyworks Solutions Inc.	852,376	54,049
			115,104,922
Materials (1.8%)
	Linde plc	2,671,662	1,139,170
	Newmont Corp. (XNYS)	6,243,691	623,432
	CRH plc	3,835,093	478,620
	Sherwin-Williams Co.	1,319,074	427,420
	Freeport-McMoRan Inc.	8,215,744	417,278
	Ecolab Inc.	1,458,513	382,889
	Air Products & Chemicals Inc.	1,273,410	314,558
	Corteva Inc.	3,866,380	259,163
	Vulcan Materials Co.	756,062	215,644
	Martin Marietta Materials Inc.	345,091	214,874
	Nucor Corp.	1,309,409	213,578
	Steel Dynamics Inc.	785,410	133,088
	PPG Industries Inc.	1,284,067	131,565
	International Paper Co.	3,021,541	119,018
	Smurfit WestRock plc	2,988,109	115,550
	Amcor plc	13,210,396	110,175
	Packaging Corp. of America	511,326	105,451
	International Flavors & Fragrances Inc.	1,465,640	98,769
	DuPont de Nemours Inc.	2,401,255	96,530
	Albemarle Corp.	672,975	95,186
	Dow Inc.	4,062,778	94,988
	Ball Corp.	1,532,674	81,186
	Avery Dennison Corp.	442,078	80,405
	CF Industries Holdings Inc.	890,616	68,880
	LyondellBasell Industries NV Class A	1,475,494	63,889
	Mosaic Co.	1,817,160	43,775
			6,125,081
Real Estate (1.8%)
	Welltower Inc.	3,926,891	728,870
	Prologis Inc.	5,314,692	678,474
	American Tower Corp.	2,678,589	470,280
	Equinix Inc.	561,786	430,418
	Simon Property Group Inc.	1,867,978	345,781
	Realty Income Corp.	5,263,769	296,719
	Digital Realty Trust Inc.	1,847,508	285,828
*	CBRE Group Inc. Class A	1,677,304	269,694
	Public Storage	903,613	234,488
	Crown Castle Inc.	2,491,857	221,451
	Ventas Inc.	2,687,764	207,979
	VICI Properties Inc.	6,115,772	171,975
*	CoStar Group Inc.	2,425,067	163,061
	Extra Space Storage Inc.	1,214,531	158,156
7

Institutional Index Fund
		Shares	Market Value• ($000)
	AvalonBay Communities Inc.	809,297	146,734
	Iron Mountain Inc.	1,691,363	140,299
	Equity Residential	1,981,429	124,909
	SBA Communications Corp.	609,744	117,943
	Weyerhaeuser Co.	4,125,862	97,742
	Essex Property Trust Inc.	368,416	96,407
	Mid-America Apartment Communities Inc.	670,273	93,108
	Invitation Homes Inc.	3,223,363	89,577
	Kimco Realty Corp.	3,868,377	78,412
	Camden Property Trust	610,107	67,161
	Regency Centers Corp.	943,951	65,161
	Host Hotels & Resorts Inc.	3,651,757	64,746
	Healthpeak Properties Inc.	3,968,691	63,816
	UDR Inc.	1,718,713	63,042
	BXP Inc.	843,866	56,944
	Federal Realty Investment Trust	448,854	45,244
	Alexandria Real Estate Equities Inc.	887,661	43,442
			6,117,861
Utilities (2.2%)
	NextEra Energy Inc.	11,915,674	956,590
	Constellation Energy Corp.	1,786,789	631,219
	Southern Co.	6,299,546	549,320
	Duke Energy Corp.	4,448,917	521,458
	American Electric Power Co. Inc.	3,062,363	353,121
	Sempra	3,734,465	329,716
	Vistra Corp.	1,822,069	293,954
	Dominion Energy Inc.	4,885,776	286,258
	Exelon Corp.	5,779,892	251,946
	Xcel Energy Inc.	3,384,361	249,969
	Entergy Corp.	2,555,148	236,172
	Public Service Enterprise Group Inc.	2,855,934	229,332
	Consolidated Edison Inc.	2,065,081	205,104
	PG&E Corp.	12,575,424	202,087
	WEC Energy Group Inc.	1,861,189	196,281
	NRG Energy Inc.	1,096,509	174,608
	Ameren Corp.	1,547,659	154,549
	Atmos Energy Corp.	918,386	153,949
	DTE Energy Co.	1,188,318	153,269
	PPL Corp.	4,232,064	148,207
	American Water Works Co. Inc.	1,116,272	145,674
	Eversource Energy	2,146,732	144,539
	CenterPoint Energy Inc.	3,735,582	143,222
	FirstEnergy Corp.	2,974,290	133,159
	Edison International	2,201,614	132,141
	CMS Energy Corp.	1,741,332	121,771
	NiSource Inc.	2,731,487	114,067
	Alliant Energy Corp.	1,469,918	95,559
	Evergy Inc.	1,316,438	95,429
	Pinnacle West Capital Corp.	686,344	60,879
	AES Corp.	4,084,458	58,571
			7,522,120
Total Common Stocks (Cost $83,571,632)			334,247,151
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 3.780% (Cost $374,853)	3,748,569	374,857
Total Investments (100.0%) (Cost $83,946,485)			334,622,008
Other Assets and Liabilities—Net (0.0%)			55,027
Net Assets (100%)			334,677,035
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	1,230	423,889	(3,544)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	8/31/2026	BANA	3,536	(4.320)	—	(122)
Visa Inc. Class A	8/31/2026	BANA	106,500	(3.630)	—	(1,654)
					—	(1,776)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Institutional Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $83,571,632)	334,247,151
Affiliated Issuers (Cost $374,853)	374,857
Total Investments in Securities	334,622,008
Investment in Vanguard	8,037
Cash Collateral Pledged—Futures Contracts	27,810
Receivables for Investment Securities Sold	1,132,500
Receivables for Accrued Income	171,843
Receivables for Capital Shares Issued	375,768
Total Assets	336,337,966
Liabilities
Due to Custodian	5,935
Payables for Investment Securities Purchased	114,448
Payables for Capital Shares Redeemed	1,531,660
Payables to Vanguard	3,800
Variation Margin Payable—Futures Contracts	3,312
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,776
Total Liabilities	1,660,931
Net Assets	334,677,035
At December 31, 2025, net assets consisted of:

Paid-in Capital	81,743,099
Total Distributable Earnings (Loss)	252,933,936
Net Assets	334,677,035

Institutional Shares—Net Assets
Applicable to 229,796,436 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	126,866,245
Net Asset Value Per Share—Institutional Shares	$552.08

Institutional Plus Shares—Net Assets
Applicable to 376,421,522 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	207,810,790
Net Asset Value Per Share—Institutional Plus Shares	$552.07

See accompanying Notes, which are an integral part of the Financial Statements.
10

Institutional Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	3,989,524
Interest[2]	9,303
Securities Lending—Net	2,115
Total Income	4,000,942
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,288
Management and Administrative—Institutional Shares	36,891
Management and Administrative—Institutional Plus Shares	27,318
Marketing and Distribution—Institutional Shares	3,123
Marketing and Distribution—Institutional Plus Shares	5,623
Custodian Fees	1,344
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—Institutional Shares	702
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	1,640
Trustees’ Fees and Expenses	183
Other Expenses	39
Total Expenses	82,184
Net Investment Income	3,918,758
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	23,861,357
Futures Contracts	43,613
Swap Contracts	4,794
Realized Net Gain (Loss)	23,909,764
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	25,249,225
Futures Contracts	1,513
Swap Contracts	(1,776)
Change in Unrealized Appreciation (Depreciation)	25,248,962
Net Increase (Decrease) in Net Assets Resulting from Operations	53,077,484
1	Dividends are net of foreign withholding taxes of $922.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,289, ($10), and ($9), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $16,805,262 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Institutional Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,918,758	3,973,634
Realized Net Gain (Loss)	23,909,764	12,412,028
Change in Unrealized Appreciation (Depreciation)	25,248,962	48,550,165
Net Increase (Decrease) in Net Assets Resulting from Operations	53,077,484	64,935,827
Distributions
Institutional Shares	(2,752,189)	(3,294,446)
Institutional Plus Shares	(4,414,540)	(4,819,117)
Total Distributions	(7,166,729)	(8,113,563)
Capital Share Transactions
Institutional Shares	(16,380,179)	(10,488,264)
Institutional Plus Shares	(9,751,640)	3,148,802
Net Increase (Decrease) from Capital Share Transactions	(26,131,819)	(7,339,462)
Total Increase (Decrease)	19,778,936	49,482,802
Net Assets
Beginning of Period	314,898,099	265,415,297
End of Period	334,677,035	314,898,099

See accompanying Notes, which are an integral part of the Financial Statements.
12

Institutional Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$478.90	$393.48	$321.63	$405.79	$331.47
Investment Operations
Net Investment Income[1]	6.170	5.956	5.793	5.515	5.048
Net Realized and Unrealized Gain (Loss) on Investments	78.587	91.814	77.739	(78.817)	88.637
Total from Investment Operations	84.757	97.770	83.532	(73.302)	93.685
Distributions
Dividends from Net Investment Income	(6.243)	(6.062)	(5.801)	(5.584)	(5.199)
Distributions from Realized Capital Gains	(5.334)	(6.288)	(5.881)	(5.274)	(14.166)
Total Distributions	(11.577)	(12.350)	(11.682)	(10.858)	(19.365)
Net Asset Value, End of Period	$552.08	$478.90	$393.48	$321.63	$405.79
Total Return	17.84%	24.97%	26.24%	-18.14%	28.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$126,866	$125,535	$112,347	$96,179	$128,441
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%[2]	0.035%[2]	0.035%[2]	0.035%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.33%	1.62%	1.58%	1.35%
Portfolio Turnover Rate[3]	4%	4%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Institutional Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$478.88	$393.47	$321.62	$405.80	$331.48
Investment Operations
Net Investment Income[1]	6.247	6.032	5.844	5.563	5.117
Net Realized and Unrealized Gain (Loss) on Investments	78.596	91.797	77.742	(78.832)	88.627
Total from Investment Operations	84.843	97.829	83.586	(73.269)	93.744
Distributions
Dividends from Net Investment Income	(6.319)	(6.131)	(5.855)	(5.637)	(5.256)
Distributions from Realized Capital Gains	(5.334)	(6.288)	(5.881)	(5.274)	(14.168)
Total Distributions	(11.653)	(12.419)	(11.736)	(10.911)	(19.424)
Net Asset Value, End of Period	$552.07	$478.88	$393.47	$321.62	$405.80
Total Return	17.86%	24.99%	26.26%	-18.13%	28.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$207,811	$189,364	$153,068	$129,299	$176,415
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.35%	1.63%	1.60%	1.37%
Portfolio Turnover Rate[3]	4%	4%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
15

Institutional Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $8,037,000, representing less than 0.01% of the fund’s net assets and 3.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
16

Institutional Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	334,247,151	—	—	334,247,151
Temporary Cash Investments	374,857	—	—	374,857
Total	334,622,008	—	—	334,622,008
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(3,544)	—	—	(3,544)
Swap Contracts	—	(1,776)	—	(1,776)
Total	(3,544)	(1,776)	—	(5,320)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	18,815,631
Total Distributable Earnings (Loss)	(18,815,631)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	41,579
Undistributed Long-Term Gains	2,329,553
Net Unrealized Gains (Losses)	250,562,804
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	252,933,936
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	4,063,368	4,226,552
Long-Term Capital Gains	3,103,361	3,887,011
Total	7,166,729	8,113,563
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	84,059,204
Gross Unrealized Appreciation	255,305,767
Gross Unrealized Depreciation	(4,742,963)
Net Unrealized Appreciation (Depreciation)	250,562,804
17

Institutional Index Fund
E.	During the year ended December 31, 2025, the fund purchased $13,728,344,000 of investment securities and sold $21,581,108,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $113,726,000 and $21,375,386,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $407,534,000 and sales were $613,565,000, resulting in net realized gain of $43,319,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	12,022,619	24,036	15,067,377	33,994
Issued in Lieu of Cash Distributions	2,500,476	4,766	3,011,899	6,498
Redeemed	(30,903,274)	(61,140)	(28,567,540)	(63,879)
Net Increase (Decrease)—Institutional Shares	(16,380,179)	(32,338)	(10,488,264)	(23,387)
Institutional Plus Shares
Issued	31,148,480	61,953	30,222,390	67,489
Issued in Lieu of Cash Distributions	4,277,235	8,143	4,664,171	10,049
Redeemed	(45,177,355)	(89,101)	(31,737,759)	(71,132)
Net Increase (Decrease)—Institutional Plus Shares	(9,751,640)	(19,005)	3,148,802	6,406
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
18

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
19

Tax information (unaudited)
For corporate shareholders, 89.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $3,804,687,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $4,611,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $5,102,178,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $117,179,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q940 022026
20

Financial Statements
For the year ended December 31, 2025
Vanguard Institutional Total Stock Market Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	56
Tax information	57

Institutional Total Stock Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.5%)
	Linde plc	222,934	95,057
	Newmont Corp. (XNYS)	520,830	52,005
	Freeport-McMoRan Inc.	684,712	34,777
	Ecolab Inc.	121,664	31,939
	Air Products & Chemicals Inc.	106,212	26,237
	Fastenal Co.	547,970	21,990
	Nucor Corp.	103,498	16,882
	Steel Dynamics Inc.	66,007	11,185
	International Paper Co.	251,157	9,893
	Royal Gold Inc.	40,377	8,975
	Albemarle Corp.	56,330	7,967
	International Flavors & Fragrances Inc.	116,491	7,850
	Reliance Inc.	25,247	7,293
	Carpenter Technology Corp.	22,488	7,080
	Avery Dennison Corp.	37,413	6,805
*	RBC Bearings Inc.	15,169	6,802
	Alcoa Corp.	123,909	6,585
	Mueller Industries Inc.	52,989	6,083
	Hecla Mining Co.	305,163	5,856
	CF Industries Holdings Inc.	74,391	5,753
	LyondellBasell Industries NV Class A	121,734	5,271
*	Coeur Mining Inc.	276,165	4,924
*	MP Materials Corp.	76,257	3,853
*	Solstice Advanced Materials Inc.	75,795	3,682
	Mosaic Co.	152,143	3,665
*	Cleveland-Cliffs Inc.	273,074	3,626
	Commercial Metals Co.	52,314	3,621
	Eastman Chemical Co.	53,689	3,427
	Hexcel Corp.	38,027	2,810
	Element Solutions Inc.	110,076	2,751
*	Uranium Energy Corp.	231,525	2,704
	NewMarket Corp.	3,824	2,628
	UFP Industries Inc.	27,909	2,541
	Timken Co.	29,685	2,497
	Balchem Corp.	15,226	2,335
	Celanese Corp.	52,583	2,223
	Sensient Technologies Corp.	20,425	1,919
*	Perimeter Solutions Inc.	67,926	1,870
	Cabot Corp.	25,253	1,674
*	Energy Fuels Inc.	105,594	1,535
	Westlake Corp.	19,092	1,412
	Avient Corp.	43,233	1,351
	Ashland Inc.	23,011	1,350
	Hawkins Inc.	9,336	1,326
	Scotts Miracle-Gro Co.	20,061	1,171
	Olin Corp.	54,276	1,131
	Materion Corp.	9,052	1,125
*	Century Aluminum Co.	27,931	1,094
*	Ingevity Corp.	16,539	979
	Quaker Chemical Corp.	6,518	895
	Innospec Inc.	11,525	882
	Kaiser Aluminum Corp.	7,587	872
	Minerals Technologies Inc.	14,143	862
	Chemours Co.	72,921	860
	FMC Corp.	61,305	850
*	Ivanhoe Electric Inc.	52,166	834
	Huntsman Corp.	81,858	819
	Sylvamo Corp.	15,323	738
	Worthington Steel Inc.	18,552	642
*	USA Rare Earth Inc.	53,667	639

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ecovyst Inc.	56,623	551
*	Hycroft Mining Holding Corp. Class A	22,834	543
	Stepan Co.	10,544	499
*	i-80 Gold Corp.	331,577	484
*	Compass Minerals International Inc.	20,539	403
	Ryerson Holding Corp.	14,695	370
	Mativ Holdings Inc.	28,931	352
*	US Antimony Corp.	59,106	297
*	Dakota Gold Corp.	48,196	274
*	NWPX Infrastructure Inc.	4,371	273
*	Magnera Corp.	18,003	273
*	Metallus Inc.	15,642	268
*	ASP Isotopes Inc.	49,304	264
	Koppers Holdings Inc.	9,663	262
*	Idaho Strategic Resources Inc.	6,349	256
*	Ur-Energy Inc.	179,872	250
*	LSB Industries Inc.	26,690	227
	Tronox Holdings plc	53,149	222
*	American Battery Technology Co.	66,522	222
	AdvanSix Inc.	12,617	218
	Olympic Steel Inc.	4,337	186
*	Contango ORE Inc.	6,917	183
*	Intrepid Potash Inc.	6,539	181
*	Rayonier Advanced Materials Inc.	26,685	157
*	Clearwater Paper Corp.	7,167	125
*	GrafTech International Ltd.	7,695	119
*	US Gold Corp.	5,405	105
*	Comstock Inc.	26,854	101
*	Tredegar Corp.	12,894	93
*	Perma-Pipe International Holdings Inc.	2,910	88
	Friedman Industries Inc.	4,101	84
*	Ascent Industries Co.	4,767	77
	Omega Flex Inc.	2,473	73
*	Alto Ingredients Inc.	25,126	72
*	Westwater Resources Inc.	95,238	71
*	American Vanguard Corp.	16,868	64
*	Gold Resource Corp.	76,570	63
*	Unifi Inc.	8,861	31
*	NN Inc.	23,764	30
*	Origin Materials Inc.	68,152	14
*	Solesence Inc.	8,543	14
			464,841
Consumer Discretionary (13.8%)
*	Amazon.com Inc.	4,596,981	1,061,075
*	Tesla Inc.	1,350,879	607,517
	Walmart Inc.	2,095,107	233,416
*	Netflix Inc.	2,025,037	189,867
	Costco Wholesale Corp.	211,718	182,573
	Home Depot Inc.	475,325	163,559
	McDonald's Corp.	340,106	103,947
	Walt Disney Co.	852,720	97,014
	Booking Holdings Inc.	15,401	82,477
	TJX Cos. Inc.	531,470	81,639
*	Uber Technologies Inc.	993,586	81,186
	Lowe's Cos. Inc.	268,278	64,698
	Starbucks Corp.	544,010	45,811
*	O'Reilly Automotive Inc.	403,146	36,771
	General Motors Co.	445,545	36,232
	NIKE Inc. Class B	567,951	36,184
	Royal Caribbean Cruises Ltd.	117,172	32,682
*	Warner Bros Discovery Inc.	1,123,829	32,389
	Hilton Worldwide Holdings Inc.	111,282	31,966
	Marriott International Inc. Class A	102,473	31,791
	Ross Stores Inc.	155,904	28,085
*	Carvana Co.	64,160	27,077
*	AutoZone Inc.	7,937	26,918
*	Airbnb Inc. Class A	182,702	24,796
	Ford Motor Co.	1,869,933	24,534
	Electronic Arts Inc.	119,345	24,386

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Roblox Corp. Class A	296,835	24,053
*	Chipotle Mexican Grill Inc.	630,688	23,335
	Delta Air Lines Inc.	311,631	21,627
*	Take-Two Interactive Software Inc.	83,876	21,475
	Target Corp.	215,567	21,072
	Yum! Brands Inc.	132,516	20,047
	eBay Inc.	215,698	18,787
	DR Horton Inc.	125,644	18,096
*	United Airlines Holdings Inc.	156,118	17,457
*	Copart Inc.	416,088	16,290
*	Flutter Entertainment plc	75,165	16,163
	Garmin Ltd.	78,106	15,844
	Expedia Group Inc.	55,736	15,791
*	Carnival Corp.	501,596	15,319
	Dollar General Corp.	104,916	13,930
*	Ulta Beauty Inc.	21,409	12,953
	Tractor Supply Co.	252,360	12,621
	Tapestry Inc.	97,491	12,456
	Omnicom Group Inc.	151,434	12,228
*	Dollar Tree Inc.	92,395	11,365
*	Live Nation Entertainment Inc.	78,443	11,178
	PulteGroup Inc.	92,870	10,890
*	Lululemon Athletica Inc.	51,391	10,680
	Estee Lauder Cos. Inc. Class A	100,763	10,552
*	Liberty Media Corp.-Liberty Formula One Class C	106,731	10,514
	Darden Restaurants Inc.	55,490	10,211
	Southwest Airlines Co.	246,679	10,195
	Williams-Sonoma Inc.	56,998	10,179
	Las Vegas Sands Corp.	144,984	9,437
*	NVR Inc.	1,281	9,342
	RB Global Inc. (XTSE)	88,664	9,121
	Rollins Inc.	150,614	9,040
	Lennar Corp. Class A	86,132	8,854
*	Burlington Stores Inc.	30,162	8,712
*	Rivian Automotive Inc. Class A	438,320	8,639
	Somnigroup International Inc.	95,332	8,511
*	DraftKings Inc. Class A	237,894	8,198
	Genuine Parts Co.	66,476	8,174
*	Trade Desk Inc. Class A	210,146	7,977
*	Aptiv plc	103,332	7,863
*	Deckers Outdoor Corp.	69,442	7,199
	Best Buy Co. Inc.	95,160	6,369
	Fox Corp. Class A	86,995	6,357
	TKO Group Holdings Inc.	30,132	6,298
	Ralph Lauren Corp.	17,602	6,224
	Toll Brothers Inc.	45,573	6,162
	Domino's Pizza Inc.	14,698	6,126
	News Corp. Class A	228,187	5,960
	Dick's Sporting Goods Inc.	30,054	5,950
*	BJ's Wholesale Club Holdings Inc.	62,024	5,584
	Hasbro Inc.	66,818	5,479
	Texas Roadhouse Inc.	31,427	5,217
	New York Times Co. Class A	73,664	5,114
	Service Corp. International	63,982	4,989
*	Five Below Inc.	26,385	4,970
*	Wayfair Inc. Class A	48,641	4,884
*	Norwegian Cruise Line Holdings Ltd.	217,742	4,860
*	American Airlines Group Inc.	316,446	4,851
	Aramark	124,787	4,600
	BorgWarner Inc. (XNYS)	101,458	4,572
	Fox Corp. Class B	70,398	4,571
	Wynn Resorts Ltd.	37,364	4,496
*	Planet Fitness Inc. Class A	39,387	4,272
*	GameStop Corp. Class A	192,821	3,872
	Lithia Motors Inc.	11,604	3,856
	Pool Corp.	16,098	3,682
	LKQ Corp.	120,805	3,648
*	Dutch Bros Inc. Class A	57,859	3,542
*	Lyft Inc. Class A	180,791	3,502
*	AutoNation Inc.	16,625	3,433

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Chewy Inc. Class A	102,124	3,375
	VF Corp.	185,524	3,354
*	MGM Resorts International	91,502	3,339
*	Ollie's Bargain Outlet Holdings Inc.	29,533	3,237
	Murphy USA Inc.	8,019	3,236
	Churchill Downs Inc.	28,239	3,213
	Wingstop Inc.	13,329	3,179
*	Duolingo Inc.	18,028	3,164
*	Floor & Decor Holdings Inc. Class A	51,726	3,150
*	Brinker International Inc.	21,130	3,033
	Hyatt Hotels Corp. Class A	18,796	3,013
	Gap Inc.	116,080	2,972
*	Mattel Inc.	147,651	2,929
*	Abercrombie & Fitch Co. Class A	22,710	2,858
	Nexstar Media Group Inc.	13,893	2,821
	Lear Corp.	24,444	2,801
*	Alaska Air Group Inc.	55,143	2,774
*	Cava Group Inc.	47,258	2,774
*	Bright Horizons Family Solutions Inc.	27,174	2,755
	Wyndham Hotels & Resorts Inc.	36,409	2,751
*	CarMax Inc.	70,465	2,723
*	SiteOne Landscape Supply Inc.	21,520	2,681
	Macy's Inc.	121,491	2,679
	H&R Block Inc.	60,333	2,629
*	Boot Barn Holdings Inc.	14,722	2,598
*	Taylor Morrison Home Corp.	43,736	2,575
*	Etsy Inc.	44,994	2,494
	Thor Industries Inc.	24,171	2,482
	Gentex Corp.	103,352	2,405
	U-Haul Holding Co.	51,048	2,386
	Group 1 Automotive Inc.	5,975	2,350
	Boyd Gaming Corp.	26,764	2,281
	Vail Resorts Inc.	17,168	2,280
*	Urban Outfitters Inc.	29,943	2,254
*	QuantumScape Corp.	216,091	2,252
*	Grand Canyon Education Inc.	13,502	2,246
*	Cavco Industries Inc.	3,736	2,207
*	Asbury Automotive Group Inc.	9,434	2,194
*	Madison Square Garden Sports Corp.	8,473	2,192
*	Champion Homes Inc.	25,764	2,177
	Meritage Homes Corp.	32,406	2,132
*	Caesars Entertainment Inc.	90,528	2,117
*	Victoria's Secret & Co.	38,481	2,085
	Warner Music Group Corp. Class A	67,540	2,071
*	e.l.f. Beauty Inc.	27,108	2,061
	Travel & Leisure Co.	29,019	2,047
	Paramount Skydance Corp. Class B	151,688	2,033
*	Crocs Inc.	23,610	2,019
*	Laureate Education Inc.	59,496	2,003
*	Frontdoor Inc.	34,608	1,997
*	Liberty Live Holdings Inc. Class C	23,855	1,984
	Bath & Body Works Inc.	98,152	1,971
	Atmus Filtration Technologies Inc.	37,923	1,969
[1]	Whirlpool Corp.	26,590	1,918
*	SkyWest Inc.	19,089	1,917
	American Eagle Outfitters Inc.	71,666	1,890
	Sirius XM Holdings Inc.	88,222	1,764
*	Valvoline Inc.	60,285	1,752
	Graham Holdings Co. Class B	1,549	1,702
*	Adtalem Global Education Inc.	16,391	1,696
*	Life Time Group Holdings Inc.	63,169	1,679
	Kontoor Brands Inc.	26,899	1,643
	Polaris Inc.	25,808	1,632
	Lennar Corp. Class B	17,145	1,631
*	Dorman Products Inc.	13,145	1,619
*	YETI Holdings Inc.	36,529	1,613
	Rush Enterprises Inc. Class A	29,511	1,592
	Academy Sports & Outdoors Inc.	31,247	1,561
	PVH Corp.	22,884	1,534
*	M/I Homes Inc.	11,941	1,528

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	TEGNA Inc.	78,679	1,527
*	OPENLANE Inc.	50,992	1,519
*	Shake Shack Inc. Class A	18,661	1,515
	Signet Jewelers Ltd.	18,001	1,492
	PriceSmart Inc.	12,124	1,487
	KB Home	26,053	1,470
	Steven Madden Ltd.	34,144	1,422
*	Hilton Grand Vacations Inc.	31,006	1,388
	Dana Inc.	56,597	1,345
*	Capri Holdings Ltd.	54,812	1,337
	LCI Industries	10,690	1,297
	HNI Corp.	30,587	1,286
*	Stride Inc.	19,569	1,271
*	RH	7,030	1,259
	Penske Automotive Group Inc.	7,870	1,246
*	Tri Pointe Homes Inc.	39,481	1,242
	Red Rock Resorts Inc. Class A	19,762	1,224
*	Sphere Entertainment Co.	12,813	1,218
	Visteon Corp.	12,547	1,193
	Cinemark Holdings Inc.	49,971	1,161
	Choice Hotels International Inc.	12,154	1,158
*	Peloton Interactive Inc. Class A	187,437	1,155
	Advance Auto Parts Inc.	29,108	1,144
	Harley-Davidson Inc.	54,470	1,116
*	Goodyear Tire & Rubber Co.	126,966	1,112
	Cheesecake Factory Inc.	21,234	1,072
	Phinia Inc.	16,632	1,043
	Kohl's Corp.	50,625	1,033
*	Avis Budget Group Inc.	7,855	1,008
*	National Vision Holdings Inc.	38,998	1,007
*	Liberty Media Corp.-Liberty Formula One Class A	11,224	1,003
	Levi Strauss & Co. Class A	47,732	990
*	Sonos Inc.	56,361	990
	Acushnet Holdings Corp.	12,303	982
*	Lionsgate Studios Corp.	106,965	977
*	Madison Square Garden Entertainment Corp.	17,393	937
*	Green Brick Partners Inc.	14,828	929
*	Penn Entertainment Inc.	61,035	900
*	Atlanta Braves Holdings Inc. Class C	22,324	881
	Dillard's Inc. Class A	1,377	835
	Marriott Vacations Worldwide Corp.	14,433	833
*	RealReal Inc.	52,649	831
*	Rush Street Interactive Inc.	42,783	831
*	TripAdvisor Inc.	56,547	823
	Buckle Inc.	15,331	819
*	Liberty Live Holdings Inc. Class A	9,983	814
	Perdoceo Education Corp.	27,727	813
*	Knowles Corp.	37,736	809
*	Topgolf Callaway Brands Corp.	68,710	802
	Strategic Education Inc.	9,874	792
	Interface Inc.	27,769	775
	Newell Brands Inc.	205,722	765
	Wolverine World Wide Inc.	39,760	722
	Century Communities Inc.	12,148	721
	La-Z-Boy Inc.	19,170	714
	Worthington Enterprises Inc.	13,807	712
*	Under Armour Inc. Class C	145,133	697
	Interparfums Inc.	8,187	694
	Leggett & Platt Inc.	60,521	666
*	JetBlue Airways Corp.	145,837	664
*	ACV Auctions Inc. Class A	82,653	663
*	Arlo Technologies Inc.	47,221	661
*,1	Lucid Group Inc.	61,413	649
	Wendy's Co.	77,335	644
*	Universal Technical Institute Inc.	24,623	643
*	Central Garden & Pet Co. Class A	21,926	640
*	Six Flags Entertainment Corp.	41,744	640
*	Allegiant Travel Co.	7,393	630
	MillerKnoll Inc.	34,308	627
*	Sally Beauty Holdings Inc.	43,546	621

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Winmark Corp.	1,527	618
	Monarch Casino & Resort Inc.	6,310	604
	Columbia Sportswear Co.	10,873	599
*	Global Business Travel Group I	77,857	596
	Papa John's International Inc.	15,440	594
*	XPEL Inc.	11,107	554
	News Corp. Class B	18,680	553
*	Revolve Group Inc.	17,802	537
*	Coty Inc. Class A	173,454	534
	John Wiley & Sons Inc. Class A	17,129	525
*	Coursera Inc.	70,917	522
	G-III Apparel Group Ltd.	17,930	519
*	Gentherm Inc.	14,034	510
	PROG Holdings Inc.	17,286	510
	Winnebago Industries Inc.	12,524	507
	Carter's Inc.	15,354	498
*	Figs Inc. Class A	43,605	495
	Upbound Group Inc.	27,192	477
*	United Parks & Resorts Inc.	13,128	477
	Sonic Automotive Inc. Class A	6,870	425
*	Driven Brands Holdings Inc.	28,588	424
*	LGI Homes Inc.	9,789	421
*	First Watch Restaurant Group Inc.	27,863	420
*	AMC Entertainment Holdings Inc. Class A	258,634	403
	Standard Motor Products Inc.	10,755	396
*	Sun Country Airlines Holdings Inc.	26,650	383
*	QuinStreet Inc.	26,153	376
*	Pursuit Attractions & Hospitality Inc.	11,131	375
	Build-A-Bear Workshop Inc.	5,949	364
*	Eastman Kodak Co.	42,898	363
*	American Axle & Manufacturing Holdings Inc.	55,865	358
*,1	Red Cat Holdings Inc.	44,609	354
*	USA TODAY Co. Inc.	68,492	353
	Matthews International Corp. Class A	13,259	346
*	Lincoln Educational Services Corp.	14,267	345
*	Fox Factory Holding Corp.	19,530	334
*	BJ's Restaurants Inc.	8,284	326
*	Daily Journal Corp.	666	325
*	Hertz Global Holdings Inc.	63,157	325
*	Sweetgreen Inc. Class A	47,446	321
	Guess? Inc.	18,981	318
*	American Public Education Inc.	8,096	306
*	Liquidity Services Inc.	10,056	305
*	Udemy Inc.	51,765	303
*	ThredUP Inc. Class A	46,789	299
*	Cars.com Inc.	23,740	290
*	Mister Car Wash Inc.	51,757	288
	Carriage Services Inc.	6,751	286
	Cracker Barrel Old Country Store Inc.	11,208	285
*	Beazer Homes USA Inc.	13,951	283
*	Cooper-Standard Holdings Inc.	8,624	283
	Monro Inc.	14,116	283
	Camping World Holdings Inc. Class A	28,975	282
	Golden Entertainment Inc.	10,238	278
	Scholastic Corp.	9,385	278
*	Clear Channel Outdoor Holdings Inc.	123,578	273
	Ethan Allen Interiors Inc.	11,933	273
*	Arhaus Inc.	23,748	266
	Sinclair Inc.	17,313	265
*	Stitch Fix Inc. Class A	49,885	262
*	Accel Entertainment Inc.	22,828	260
	Sturm Ruger & Co. Inc.	7,820	255
*	Sabre Corp.	186,933	254
*	Malibu Boats Inc. Class A	8,843	249
*	Lindblad Expeditions Holdings Inc.	16,999	245
*	Stagwell Inc.	48,990	240
*	iHeartMedia Inc. Class A	57,474	239
*	Helen of Troy Ltd.	11,217	238
*	McGraw Hill Inc.	13,982	231
	Bloomin' Brands Inc.	37,326	230

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Dave & Buster's Entertainment Inc.	14,117	229
*	MarineMax Inc.	9,153	222
	Oxford Industries Inc.	6,379	218
*	Unusual Machines Inc.	17,028	217
*	Dream Finders Homes Inc. Class A	12,624	216
	Smith & Wesson Brands Inc.	21,822	215
	A-Mark Precious Metals Inc.	6,303	215
*	Hovnanian Enterprises Inc. Class A	2,181	213
	Global Industrial Co.	7,143	209
	Caleres Inc.	16,862	205
	Marcus Corp.	12,690	197
*	Savers Value Village Inc.	20,546	192
*	Atlanta Braves Holdings Inc. Class A	4,515	192
*	Frontier Group Holdings Inc.	40,655	191
	Jack in the Box Inc.	9,828	186
	Gray Media Inc.	38,307	185
	Haverty Furniture Cos. Inc.	7,606	178
*	AMC Networks Inc. Class A	18,298	174
	Dine Brands Global Inc.	5,373	173
*	Kura Sushi USA Inc. Class A	3,313	173
	Krispy Kreme Inc.	42,492	171
*	SES AI Corp.	94,998	171
	Rush Enterprises Inc. Class B	2,993	168
*	Black Rock Coffee Bar Inc. Class A	7,396	165
*	Boston Omaha Corp. Class A	13,006	161
*	Denny's Corp.	25,676	160
	Shoe Carnival Inc.	9,489	160
*	Bed Bath & Beyond Inc.	28,924	158
*	Clean Energy Fuels Corp.	72,373	152
*	Latham Group Inc.	23,834	151
*	Portillo's Inc. Class A	32,167	146
*	Corsair Gaming Inc.	24,202	144
*	Central Garden & Pet Co.	4,329	139
*	Strattec Security Corp.	1,814	138
*	El Pollo Loco Holdings Inc.	13,066	137
*	Genesco Inc.	5,529	137
	Movado Group Inc.	6,457	133
*	Holley Inc.	32,007	132
*	EW Scripps Co. Class A	32,454	129
*	Thryv Holdings Inc.	21,346	129
*	MasterCraft Boat Holdings Inc.	6,720	127
*,1	Vuzix Corp.	33,724	127
*	Xponential Fitness Inc. Class A	15,487	127
*	Citi Trends Inc.	2,947	122
	Nathan's Famous Inc.	1,272	119
	Designer Brands Inc. Class A	15,949	118
*	Fossil Group Inc.	31,352	118
*	Biglari Holdings Inc. Class B	351	117
*	Zumiez Inc.	4,353	113
	Arko Corp.	24,317	110
	National CineMedia Inc.	28,352	110
*	Lovesac Co.	7,412	109
	Entravision Communications Corp. Class A	36,515	107
	Cricut Inc. Class A	21,524	107
*	Bally's Corp.	6,471	107
*	Venu Holding Corp.	12,702	107
*	Petco Health & Wellness Co. Inc.	37,359	105
	Johnson Outdoors Inc. Class A	2,459	104
	Weyco Group Inc.	3,381	103
	Rocky Brands Inc.	3,466	102
	Bassett Furniture Industries Inc.	6,109	102
*	Lands' End Inc.	6,583	96
*	Stoneridge Inc.	16,348	95
*	Legacy Housing Corp.	4,822	94
	JAKKS Pacific Inc.	5,593	94
*	Sleep Number Corp.	10,661	90
*	Outdoor Holding Co.	51,858	89
*	Smith Douglas Homes Corp.	5,184	87
*	Motorcar Parts of America Inc.	6,878	85
*	Turtle Beach Corp.	5,931	83

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Superior Group of Cos. Inc.	8,482	82
	Flexsteel Industries Inc.	2,043	81
	RCI Hospitality Holdings Inc.	3,384	81
*	GoPro Inc. Class A	56,652	80
	Hooker Furnishings Corp.	7,095	80
*	Barnes & Noble Education Inc.	8,711	80
*	America's Car-Mart Inc.	3,081	78
*	Starz Entertainment Corp.	6,639	78
	J Jill Inc.	5,574	76
*	KinderCare Learning Cos. Inc.	16,859	73
*	MNTN Inc. Class A	5,868	70
*	BARK Inc.	113,314	68
[1]	Lucky Strike Entertainment Corp.	8,030	68
*	Funko Inc. Class A	19,445	66
	Clarus Corp.	19,494	65
	Marine Products Corp.	7,169	63
*	OneWater Marine Inc. Class A	5,707	62
*	Chegg Inc.	65,563	61
	CuriosityStream Inc.	15,610	59
	Virco Mfg. Corp.	9,017	58
	Lakeland Industries Inc.	6,395	57
	Escalade Inc.	4,178	56
*	Faraday Future Intelligent Electric Inc.	50,677	52
*	Full House Resorts Inc.	19,223	50
*	Traeger Inc.	46,298	50
*	NextNRG Inc.	34,722	50
	Hamilton Beach Brands Holding Co. Class A	2,948	48
*	1-800-Flowers.com Inc. Class A	12,233	48
*	Kewaunee Scientific Corp.	1,292	48
*,1	Rent the Runway Inc. Class A	5,944	47
*	QVC Group Inc.	4,372	46
*	Castellum Inc.	48,544	44
*	Blink Charging Co.	64,030	43
*	Red Robin Gourmet Burgers Inc.	10,252	42
*	Surf Air Mobility Inc.	19,901	39
	Lifetime Brands Inc.	9,682	38
*	Gaia Inc.	9,881	36
*	Cato Corp. Class A	11,392	35
*	Playstudios Inc.	47,290	31
*	Destination XL Group Inc.	33,041	30
*	Century Casinos Inc.	21,934	29
*	Sportsman's Warehouse Holdings Inc.	19,340	28
*	Wheels Up Experience Inc.	39,161	26
*	LiveOne Inc.	5,494	26
*	ONE Group Hospitality Inc.	14,056	25
*	Noodles & Co.	29,201	21
*	Teads Holding Co.	19,238	14
*	Phoenix Education Partners Inc.	230	7
*,2	Lubys Inc.	14,037	4
*,2	SRAX Inc.	7,380	1
			4,340,032
Consumer Staples (3.4%)
	Procter & Gamble Co.	1,116,196	159,962
	Philip Morris International Inc.	744,923	119,486
	Coca-Cola Co.	1,643,428	114,892
	PepsiCo Inc.	653,834	93,838
	McKesson Corp.	58,970	48,372
	CVS Health Corp.	605,896	48,084
	Altria Group Inc.	801,525	46,216
	Mondelez International Inc. Class A	616,233	33,172
	Colgate-Palmolive Co.	385,972	30,500
	Cencora Inc.	88,212	29,794
*	Monster Beverage Corp.	326,468	25,030
	Corteva Inc.	327,473	21,951
	Kroger Co.	284,876	17,799
	Keurig Dr Pepper Inc.	615,636	17,244
	Sysco Corp.	228,923	16,869
	Kimberly-Clark Corp.	158,540	15,995
	Kenvue Inc.	914,734	15,779

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Archer-Daniels-Midland Co.	229,476	13,193
	Hershey Co.	70,658	12,858
	General Mills Inc.	255,321	11,872
	Casey's General Stores Inc.	17,775	9,824
	Kraft Heinz Co.	396,393	9,613
	Church & Dwight Co. Inc.	114,140	9,571
	Constellation Brands Inc. Class A	66,543	9,180
	McCormick & Co. Inc.	121,119	8,249
*	US Foods Holding Corp.	106,598	8,029
	Tyson Foods Inc. Class A	135,560	7,947
	Bunge Global SA	73,686	6,564
*	Performance Food Group Co.	70,689	6,356
	Clorox Co.	58,525	5,901
	J M Smucker Co.	48,042	4,699
*	Celsius Holdings Inc.	92,412	4,227
	Coca-Cola Consolidated Inc.	26,886	4,122
	Conagra Brands Inc.	229,674	3,976
*	Sprouts Farmers Market Inc.	46,883	3,735
	Molson Coors Beverage Co. Class B	79,010	3,688
	Brown-Forman Corp. Class B	136,894	3,567
	Ingredion Inc.	31,124	3,432
	Hormel Foods Corp.	144,424	3,423
	Albertsons Cos. Inc. Class A	184,397	3,166
	Lamb Weston Holdings Inc.	67,028	2,808
*	Darling Ingredients Inc.	75,695	2,725
	Campbell's Co.	93,338	2,601
*	Post Holdings Inc.	21,274	2,107
	Primo Brands Corp.	115,116	1,882
	Cal-Maine Foods Inc.	19,585	1,558
*	BellRing Brands Inc.	57,737	1,543
	Marzetti Co.	8,944	1,471
*	Freshpet Inc.	23,406	1,426
*	Vita Coco Co. Inc.	23,383	1,240
	WD-40 Co.	6,234	1,227
*	Chefs' Warehouse Inc.	18,081	1,127
	Flowers Foods Inc.	99,634	1,084
	Turning Point Brands Inc.	9,060	982
*	United Natural Foods Inc.	28,356	955
	Pilgrim's Pride Corp.	22,257	868
*	Simply Good Foods Co.	41,746	838
	Andersons Inc.	14,398	766
*	Boston Beer Co. Inc. Class A	3,664	715
	Fresh Del Monte Produce Inc.	19,059	679
	J & J Snack Foods Corp.	7,118	643
	Energizer Holdings Inc.	32,269	642
	Universal Corp.	11,569	610
	Spectrum Brands Holdings Inc.	10,236	605
	Reynolds Consumer Products Inc.	26,345	604
*	Herbalife Ltd.	46,193	595
	Brown-Forman Corp. Class A	20,348	535
	Seaboard Corp.	120	533
*	Vital Farms Inc.	16,080	514
*	TreeHouse Foods Inc.	21,386	504
*	Grocery Outlet Holding Corp.	46,929	474
	Ingles Markets Inc. Class A	6,238	428
	Weis Markets Inc.	6,265	402
	Edgewell Personal Care Co.	23,214	396
*	Guardian Pharmacy Services Inc. Class A	12,438	374
*	National Beverage Corp.	11,526	368
	Utz Brands Inc.	29,088	302
	John B Sanfilippo & Son Inc.	3,582	253
	Oil-Dri Corp. of America	5,064	248
	Tootsie Roll Industries Inc.	6,759	248
*	Seneca Foods Corp. Class A	2,171	240
*	Mission Produce Inc.	20,192	234
	Nu Skin Enterprises Inc. Class A	21,926	211
*	Mama's Creations Inc.	14,366	194
	MGP Ingredients Inc.	7,751	188
	B&G Foods Inc.	42,512	183
	Calavo Growers Inc.	7,922	172

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Village Super Market Inc. Class A	4,856	172
*,1	Beyond Meat Inc.	203,076	167
	ACCO Brands Corp.	41,861	156
	Natural Grocers by Vitamin Cottage Inc.	5,815	146
*	Nature's Sunshine Products Inc.	5,896	127
*	USANA Health Sciences Inc.	6,277	123
*	Honest Co. Inc.	45,174	117
	Limoneira Co.	9,063	114
*	Westrock Coffee Co.	26,832	109
	Alico Inc.	2,942	107
*	Olaplex Holdings Inc.	61,606	83
*	Medifast Inc.	6,610	71
*	Beauty Health Co.	50,397	70
*	Playboy Inc.	35,714	67
*	Hain Celestial Group Inc.	50,282	54
*	Lifeway Foods Inc.	2,100	51
*	HF Foods Group Inc.	21,622	46
*	PetMed Express Inc.	14,496	46
*	GrowGeneration Corp.	27,460	41
*	Zevia PBC Class A	16,970	39
*	BRC Inc. Class A	25,375	28
	Lifevantage Corp.	4,244	26
*	Veru Inc.	8,182	18
	United-Guardian Inc.	2,129	13
			1,053,468
Energy (3.0%)
	Exxon Mobil Corp.	2,013,984	242,363
	Chevron Corp.	913,231	139,186
	ConocoPhillips	591,714	55,390
	Williams Cos. Inc.	582,827	35,034
	SLB Ltd.	713,512	27,385
	EOG Resources Inc.	259,628	27,264
	Kinder Morgan Inc.	902,989	24,823
	Phillips 66	192,254	24,808
	Valero Energy Corp.	146,364	23,827
	Marathon Petroleum Corp.	143,435	23,327
	ONEOK Inc.	301,492	22,160
	Baker Hughes Co.	471,150	21,456
	Cheniere Energy Inc.	102,778	19,979
	Targa Resources Corp.	102,480	18,908
	EQT Corp.	298,094	15,978
	Occidental Petroleum Corp.	352,303	14,487
	Diamondback Energy Inc.	88,744	13,341
*	First Solar Inc.	48,710	12,725
	Expand Energy Corp.	108,037	11,923
	Devon Energy Corp.	298,519	10,935
	Halliburton Co.	362,159	10,235
	Coterra Energy Inc.	345,893	9,104
	TechnipFMC plc	193,577	8,626
	Texas Pacific Land Corp.	28,059	8,059
*	Nextpower Inc. Class A	67,131	5,848
	DT Midstream Inc.	48,634	5,821
	Permian Resources Corp.	354,413	4,972
*	Antero Resources Corp.	140,070	4,827
	Ovintiv Inc. (XNYS)	120,437	4,720
	APA Corp.	169,391	4,143
	Range Resources Corp.	113,222	3,992
	HF Sinclair Corp.	74,572	3,436
	Viper Energy Inc. Class A	79,442	3,069
	Antero Midstream Corp.	159,161	2,831
	Weatherford International plc	34,405	2,693
	NOV Inc.	171,666	2,683
	Chord Energy Corp.	27,413	2,541
	Matador Resources Co.	53,283	2,261
*	CNX Resources Corp.	61,463	2,260
	Warrior Met Coal Inc.	25,127	2,215
	Core Natural Resources Inc.	23,467	2,077
	Archrock Inc.	79,574	2,071
	Murphy Oil Corp.	64,460	2,014

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Transocean Ltd. (XNYS)	483,525	1,997
*,1	Centrus Energy Corp. Class A	8,015	1,946
*	Enphase Energy Inc.	59,591	1,910
	Magnolia Oil & Gas Corp. Class A	83,391	1,825
	Peabody Energy Corp.	58,972	1,751
	Noble Corp. plc	60,753	1,716
	California Resources Corp.	36,532	1,633
	Kodiak Gas Services Inc.	41,419	1,549
*	Gulfport Energy Corp.	7,353	1,529
	Cactus Inc. Class A	32,574	1,488
	Liberty Energy Inc.	74,269	1,371
*	Valaris Ltd.	27,018	1,362
*	Plug Power Inc.	672,385	1,325
	Helmerich & Payne Inc.	40,909	1,173
*	DNOW Inc.	86,710	1,149
*	Oceaneering International Inc.	46,280	1,112
	Civitas Resources Inc.	40,585	1,099
	SM Energy Co.	55,081	1,030
	Solaris Energy Infrastructure Inc.	22,334	1,027
	Patterson-UTI Energy Inc.	167,089	1,021
*	Tidewater Inc.	20,174	1,019
	PBF Energy Inc. Class A	37,249	1,010
*	Alpha Metallurgical Resources Inc.	4,931	986
	Crescent Energy Co. Class A	113,111	949
	Northern Oil & Gas Inc.	44,125	947
*	Seadrill Ltd.	27,264	943
	Delek US Holdings Inc.	28,218	837
*	Par Pacific Holdings Inc.	23,513	826
*	Comstock Resources Inc.	35,482	822
*	Calumet Inc.	40,256	800
	Kinetik Holdings Inc.	21,806	786
*	Expro Group Holdings NV	51,822	692
*	Array Technologies Inc.	74,674	688
*	Shoals Technologies Group Inc. Class A	79,557	676
*	Fluence Energy Inc.	32,108	635
	World Kinect Corp.	26,044	610
*	Talos Energy Inc.	53,491	589
*	American Superconductor Corp.	20,292	584
*	T1 Energy Inc.	86,121	575
*,1	Sable Offshore Corp.	60,711	548
*	TETRA Technologies Inc.	57,600	540
*	Innovex International Inc.	23,485	514
	Select Water Solutions Inc.	47,971	505
*	REX American Resources Corp.	14,528	470
*	Bristow Group Inc.	12,836	470
*	Ameresco Inc. Class A	14,233	417
*	Ramaco Resources Inc. Class A	22,886	412
[1]	Venture Global Inc. Class A	60,149	410
*	NextDecade Corp.	73,057	385
*	NPK International Inc.	32,150	383
*	CVR Energy Inc.	14,957	380
*	Helix Energy Solutions Group Inc.	60,312	378
*	ProPetro Holding Corp.	39,629	377
*	Solid Power Inc.	84,377	359
*	Nabors Industries Ltd. (XNYS)	6,313	343
	SunCoke Energy Inc.	45,316	326
	Atlas Energy Solutions Inc.	33,905	319
*	BKV Corp.	11,464	311
*	Hallador Energy Co.	16,060	306
*	Green Plains Inc.	30,019	294
	RPC Inc.	51,950	283
	Vitesse Energy Inc.	14,700	283
*	Gevo Inc.	115,366	231
	Core Laboratories Inc.	13,767	221
	SandRidge Energy Inc.	15,088	218
	VAALCO Energy Inc.	55,242	201
*	Oil States International Inc.	28,677	194
	Natural Gas Services Group Inc.	5,648	190
*	EVgo Inc.	63,127	184
*	FuelCell Energy Inc.	24,972	183

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Riley Exploration Permian Inc.	6,849	181
*	Matrix Service Co.	15,338	179
	Granite Ridge Resources Inc.	36,751	173
	Flowco Holdings Inc. Class A	8,951	168
*	Forum Energy Technologies Inc.	4,217	156
*	Summit Midstream Corp.	5,860	156
	Ranger Energy Services Inc. Class A	9,200	129
*,1	New Fortress Energy Inc.	89,528	102
*	Infinity Natural Resources Inc. Class A	6,867	101
*	Gulf Island Fabrication Inc.	8,396	100
	NACCO Industries Inc. Class A	1,970	97
*	Amplify Energy Corp.	20,536	94
*	Flotek Industries Inc.	5,426	93
	W&T Offshore Inc.	55,570	91
*	SEACOR Marine Holdings Inc.	15,015	90
*	DMC Global Inc.	12,511	84
*	Ring Energy Inc.	93,437	81
*,1	New Era Energy & Digital Inc.	27,778	81
*	American Resources Corp.	31,661	79
*	ChargePoint Holdings Inc.	10,902	72
*,1	Stem Inc.	4,672	70
	Evolution Petroleum Corp.	19,157	68
*,1	SunPower Inc.	41,956	66
	HighPeak Energy Inc.	13,383	63
*	Montauk Renewables Inc.	36,146	60
*	FTC Solar Inc.	5,330	58
	FutureFuel Corp.	17,913	57
*	Geospace Technologies Corp.	3,348	57
	Energy Services of America Corp.	4,900	40
*	OPAL Fuels Inc. Class A	16,129	38
*	Aemetis Inc.	26,868	37
*	Tigo Energy Inc.	22,077	30
*	Ocean Power Technologies Inc.	85,395	26
*	WaterBridge Infrastructure LLC, Class A	1,123	22
*	Ideal Power Inc.	6,716	21
*	Empire Petroleum Corp.	6,370	19
*,2	Novusterra Inc.	2,222	—
			943,458
Financials (11.2%)
	JPMorgan Chase & Co.	1,300,240	418,963
*	Berkshire Hathaway Inc. Class B	832,173	418,292
	Bank of America Corp.	3,137,307	172,552
	Wells Fargo & Co.	1,499,590	139,762
	Goldman Sachs Group Inc.	143,373	126,025
	Morgan Stanley	569,089	101,030
	Citigroup Inc.	855,526	99,831
	Charles Schwab Corp.	807,294	80,657
	S&P Global Inc.	148,146	77,420
	Blackrock Inc.	66,866	71,569
	Progressive Corp.	280,328	63,836
	Blackstone Inc.	353,531	54,493
	Chubb Ltd.	169,333	52,852
	CME Group Inc.	172,573	47,126
	Intercontinental Exchange Inc.	272,402	44,118
	Marsh & McLennan Cos. Inc.	234,283	43,464
*	Robinhood Markets Inc. Class A	375,395	42,457
	KKR & Co. Inc.	319,221	40,694
	US Bancorp	743,569	39,677
	PNC Financial Services Group Inc.	187,361	39,108
	Bank of New York Mellon Corp.	332,862	38,642
	Moody's Corp.	72,462	37,017
	Aon plc Class A (XNYS)	97,475	34,397
	Arthur J Gallagher & Co.	122,702	31,754
	Travelers Cos. Inc.	106,548	30,905
	Truist Financial Corp.	610,244	30,030
	Apollo Global Management Inc.	193,843	28,061
	Aflac Inc.	250,154	27,584
	Allstate Corp.	125,209	26,062
*	Berkshire Hathaway Inc. Class A	34	25,663

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Nasdaq Inc.	245,008	23,798
*	Coinbase Global Inc. Class A	103,388	23,380
	American International Group Inc.	257,090	21,994
	Ameriprise Financial Inc.	44,334	21,739
	MetLife Inc.	267,711	21,133
	MSCI Inc.	34,198	19,620
	Prudential Financial Inc.	166,973	18,848
	Hartford Insurance Group Inc.	133,086	18,339
	State Street Corp.	126,601	16,333
	Ares Management Corp. Class A	98,335	15,894
*	Arch Capital Group Ltd.	164,497	15,779
	Fifth Third Bancorp	321,151	15,033
	M&T Bank Corp.	74,478	15,006
	Willis Towers Watson plc	45,664	15,005
*	SoFi Technologies Inc.	571,872	14,972
	LPL Financial Holdings Inc.	38,150	13,626
	Raymond James Financial Inc.	84,384	13,551
	Interactive Brokers Group Inc. Class A	202,265	13,008
	Huntington Bancshares Inc.	744,633	12,919
	Cboe Global Markets Inc.	49,830	12,507
	Broadridge Financial Solutions Inc.	55,617	12,412
*	Markel Group Inc.	5,708	12,270
	Cincinnati Financial Corp.	74,406	12,152
	Northern Trust Corp.	85,648	11,699
	Citizens Financial Group Inc.	194,748	11,375
	Regions Financial Corp.	415,925	11,272
	Brown & Brown Inc.	138,557	11,043
	KeyCorp	522,365	10,782
	T Rowe Price Group Inc.	103,818	10,629
	W R Berkley Corp.	136,059	9,540
	Principal Financial Group Inc.	104,798	9,244
	First Citizens BancShares Inc. Class A	4,092	8,782
	Rocket Cos. Inc. Class A	436,886	8,458
	Loews Corp.	78,789	8,297
	Carlyle Group Inc.	129,161	7,635
	East West Bancorp Inc.	65,216	7,330
	Annaly Capital Management Inc.	326,912	7,310
	Everest Group Ltd.	20,128	6,830
	Fidelity National Financial Inc.	123,298	6,731
	Equitable Holdings Inc.	137,142	6,535
	Reinsurance Group of America Inc.	31,227	6,353
	RenaissanceRe Holdings Ltd.	22,298	6,269
	Tradeweb Markets Inc. Class A	55,914	6,013
	Unum Group	77,031	5,970
	Evercore Inc. Class A	17,518	5,961
	Ally Financial Inc.	131,068	5,936
	Assurant Inc.	24,051	5,793
	Stifel Financial Corp.	45,857	5,742
	Invesco Ltd.	211,783	5,564
	First Horizon Corp.	232,743	5,563
	AGNC Investment Corp.	515,168	5,523
	Comerica Inc.	60,856	5,290
	Globe Life Inc.	37,819	5,289
	FactSet Research Systems Inc.	17,759	5,153
	Old Republic International Corp.	105,167	4,800
	Webster Financial Corp.	76,036	4,786
	Blue Owl Capital Inc.	316,517	4,729
	American Financial Group Inc.	33,933	4,638
	Houlihan Lokey Inc.	26,177	4,560
	Southstate Bank Corp.	47,852	4,503
	Wintrust Financial Corp.	31,613	4,420
	SEI Investments Co.	52,608	4,315
	Jefferies Financial Group Inc.	68,597	4,251
	Kinsale Capital Group Inc.	10,635	4,160
	Western Alliance Bancorp	49,412	4,154
	Zions Bancorp NA	69,559	4,072
	TPG Inc.	62,945	4,018
	Lincoln National Corp.	90,179	4,016
	Corebridge Financial Inc.	132,860	4,008
	Columbia Banking System Inc.	143,087	3,999

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Popular Inc.	31,496	3,922
	Primerica Inc.	15,164	3,918
	OneMain Holdings Inc.	57,133	3,859
	Axis Capital Holdings Ltd.	35,594	3,812
	UMB Financial Corp.	32,887	3,783
	Cadence Bank	87,432	3,746
	Old National Bancorp	165,927	3,702
	Affiliated Managers Group Inc.	12,592	3,630
	Cullen / Frost Bankers Inc.	28,595	3,621
	Franklin Resources Inc.	150,083	3,585
	Erie Indemnity Co. Class A	12,182	3,492
	Jackson Financial Inc. Class A	32,143	3,428
	Pinnacle Financial Partners Inc.	35,172	3,356
	Voya Financial Inc.	44,823	3,339
*	Clearwater Analytics Holdings Inc. Class A	137,618	3,319
	Commerce Bancshares Inc.	62,034	3,247
	Synovus Financial Corp.	63,030	3,155
	MarketAxess Holdings Inc.	17,059	3,092
	MGIC Investment Corp.	105,605	3,086
	Starwood Property Trust Inc.	167,634	3,019
	Prosperity Bancshares Inc.	42,811	2,959
	Janus Henderson Group plc	61,363	2,919
	FNB Corp.	169,243	2,894
	First American Financial Corp.	46,411	2,852
	Rithm Capital Corp.	261,610	2,852
	FirstCash Holdings Inc.	17,758	2,830
	Hanover Insurance Group Inc.	15,467	2,827
	RLI Corp.	44,157	2,825
	Essent Group Ltd.	43,372	2,820
	Piper Sandler Cos.	8,053	2,736
	Ryan Specialty Holdings Inc.	52,303	2,700
	Glacier Bancorp Inc.	60,829	2,680
	Lazard Inc.	53,943	2,619
	Valley National Bancorp	223,988	2,616
	United Bankshares Inc.	67,170	2,579
	Hamilton Lane Inc. Class A	19,036	2,557
	Hancock Whitney Corp.	39,856	2,538
	Home BancShares Inc.	89,455	2,485
	SLM Corp.	91,107	2,465
	White Mountains Insurance Group Ltd.	1,176	2,444
	StepStone Group Inc. Class A	37,842	2,428
	Moelis & Co. Class A	35,279	2,425
	Atlantic Union Bankshares Corp.	68,380	2,414
	Selective Insurance Group Inc.	28,614	2,394
	Bank OZK	51,205	2,356
	Morningstar Inc.	10,757	2,338
	Ameris Bancorp	30,998	2,302
	Radian Group Inc.	63,440	2,283
*	Lemonade Inc.	31,939	2,273
*	Axos Financial Inc.	25,707	2,215
*	Riot Platforms Inc.	169,344	2,146
*	StoneX Group Inc.	21,317	2,028
	Associated Banc-Corp.	78,393	2,019
*	Circle Internet Group Inc.	25,318	2,008
	Flagstar Bank NA	156,858	1,975
*	Galaxy Digital Inc. Class A	87,332	1,953
*	Texas Capital Bancshares Inc.	21,499	1,947
	Assured Guaranty Ltd.	21,329	1,917
	Eastern Bankshares Inc.	101,612	1,873
	Federated Hermes Inc.	35,587	1,853
	PJT Partners Inc. Class A	11,039	1,846
	CNO Financial Group Inc.	43,329	1,840
	ServisFirst Bancshares Inc.	25,382	1,822
	PennyMac Financial Services Inc.	13,739	1,811
*	Enova International Inc.	11,268	1,771
	United Community Banks Inc.	56,527	1,765
*	Brighthouse Financial Inc.	27,217	1,763
	International Bancshares Corp.	26,518	1,762
*	Palomar Holdings Inc.	13,049	1,758
	Independent Bank Corp. (XNGS)	23,699	1,732

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Upstart Holdings Inc.	39,499	1,727
*	Genworth Financial Inc.	188,672	1,704
	First Financial Bankshares Inc.	56,878	1,699
	Victory Capital Holdings Inc. Class A	26,660	1,682
	Fulton Financial Corp.	86,030	1,663
*	MARA Holdings Inc.	181,278	1,628
	First BanCorp (XNYS)	76,471	1,585
	Renasant Corp.	45,007	1,585
	BankUnited Inc.	35,197	1,569
	BGC Group Inc. Class A	175,043	1,563
	WesBanco Inc.	46,601	1,549
	Bread Financial Holdings Inc.	20,612	1,526
*	NMI Holdings Inc.	36,877	1,504
	Cathay General Bancorp	30,984	1,499
	First Hawaiian Inc.	59,172	1,497
	Seacoast Banking Corp. of Florida	47,443	1,491
	First Interstate BancSystem Inc. Class A	42,623	1,475
*	Oscar Health Inc. Class A	101,913	1,465
	WSFS Financial Corp.	26,333	1,455
	Blackstone Mortgage Trust Inc. Class A	75,383	1,442
	Community Financial System Inc.	25,027	1,438
*	Bancorp Inc.	19,470	1,315
	Simmons First National Corp. Class A	69,642	1,313
	Park National Corp.	8,606	1,310
	Artisan Partners Asset Management Inc. Class A	31,525	1,284
	Bank of Hawaii Corp.	18,532	1,267
	Virtu Financial Inc. Class A	37,633	1,254
	FB Financial Corp.	22,458	1,253
	Banc of California Inc.	63,272	1,221
	BOK Financial Corp.	10,299	1,220
	Towne Bank	36,552	1,220
*	Dave Inc.	5,495	1,217
	Mercury General Corp.	12,718	1,196
	WaFd Inc.	37,145	1,190
	First Financial Bancorp	46,142	1,154
	CVB Financial Corp.	61,826	1,150
	Provident Financial Services Inc.	58,044	1,146
	Kemper Corp.	28,195	1,143
*	SiriusPoint Ltd.	49,394	1,081
	Beacon Financial Corp.	40,630	1,071
	Banner Corp.	16,676	1,045
	Stewart Information Services Corp.	14,660	1,030
	HCI Group Inc.	5,342	1,024
*	Customers Bancorp Inc.	13,911	1,017
*	LendingClub Corp.	52,724	999
	Trustmark Corp.	25,293	985
	Dynex Capital Inc.	69,380	972
	First Merchants Corp.	25,721	964
	NBT Bancorp Inc.	23,003	955
	ARMOUR Residential REIT Inc.	53,617	948
	First Busey Corp.	38,870	925
	Hope Bancorp Inc.	83,038	910
	First Bancorp / Southern Pines NC	17,889	909
	Walker & Dunlop Inc.	15,081	907
	Stock Yards Bancorp Inc.	13,916	904
	BancFirst Corp.	8,517	903
*	Skyward Specialty Insurance Group Inc.	17,602	900
	Enterprise Financial Services Corp.	16,239	877
	Goosehead Insurance Inc. Class A	11,872	874
	Northwest Bancshares Inc.	72,405	869
	Horace Mann Educators Corp.	18,313	846
*	Credit Acceptance Corp.	1,883	835
*	Baldwin Insurance Group Inc.	34,060	818
	City Holding Co.	6,824	813
	OFG Bancorp	19,682	807
	Nelnet Inc. Class A	5,943	790
	Cohen & Steers Inc.	12,493	784
	WisdomTree Inc.	62,711	764
	First Commonwealth Financial Corp.	44,504	750
	Hilltop Holdings Inc.	21,535	731

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	German American Bancorp Inc.	18,020	706
	Federal Agricultural Mortgage Corp. Class C	3,977	698
	Stellar Bancorp Inc.	22,271	689
	S&T Bancorp Inc.	17,198	677
	Nicolet Bankshares Inc.	5,548	673
	Arbor Realty Trust Inc.	86,399	670
*	Coastal Financial Corp.	5,753	659
	National Bank Holdings Corp. Class A	17,274	657
*	Triumph Financial Inc.	10,029	628
	ConnectOne Bancorp Inc.	23,907	627
	Lakeland Financial Corp.	10,997	627
	TriCo Bancshares	13,233	627
	Acadian Asset Management Inc.	13,221	621
*	Trupanion Inc.	16,307	609
	Ellington Financial Inc.	44,686	607
	Orchid Island Capital Inc.	84,297	607
*	ProAssurance Corp.	25,044	605
	Apollo Commercial Real Estate Finance Inc.	62,097	601
	Enact Holdings Inc.	14,771	586
	QCR Holdings Inc.	6,972	581
	Westamerica BanCorp	12,129	580
	Live Oak Bancshares Inc.	16,802	577
	Ladder Capital Corp.	51,960	571
	1st Source Corp.	9,090	568
	Safety Insurance Group Inc.	7,269	566
	Perella Weinberg Partners	31,799	550
	Origin Bancorp Inc.	14,594	549
	Dime Community Bancshares Inc.	18,219	548
	Two Harbors Investment Corp.	51,731	543
	F&G Annuities & Life Inc.	17,548	541
	Pathward Financial Inc.	7,424	527
	Virtus Investment Partners Inc.	3,198	522
	Peoples Bancorp Inc.	17,101	514
*	Encore Capital Group Inc.	9,419	512
	OceanFirst Financial Corp.	27,990	502
	Bank First Corp.	4,101	500
	Preferred Bank	5,191	490
	Chimera Investment Corp.	39,322	489
*	EZCorp. Inc. Class A	24,672	479
	Tompkins Financial Corp.	6,489	471
	PennyMac Mortgage Investment Trust	37,335	469
	Community Trust Bancorp Inc.	7,925	448
*	Porch Group Inc.	47,755	436
	Universal Insurance Holdings Inc.	12,857	435
	Employers Holdings Inc.	9,928	429
	Heritage Financial Corp.	17,864	422
*	Miami International Holdings Inc.	9,476	421
	First Mid Bancshares Inc.	10,772	420
	Old Second Bancorp Inc.	21,518	420
	Burke & Herbert Financial Services Corp.	6,703	418
	Franklin BSP Realty Trust Inc. REIT	41,277	414
	UWM Holdings Corp.	94,165	412
	Camden National Corp.	9,387	407
	Amerant Bancorp Inc.	20,589	402
	MFA Financial Inc.	42,978	400
	Central Pacific Financial Corp.	12,750	397
	Horizon Bancorp Inc.	23,312	395
	Hanmi Financial Corp.	14,544	393
	Capitol Federal Financial Inc.	57,622	392
	NB Bancorp Inc.	19,731	391
	Business First Bancshares Inc.	14,852	388
	Univest Financial Corp.	11,689	383
*	Root Inc. Class A	5,285	382
	Northeast Bank	3,654	380
	CNB Financial Corp.	14,475	379
	Navient Corp.	28,827	375
	Oppenheimer Holdings Inc. Class A	5,190	375
	Equity Bancshares Inc. Class A	8,344	373
	Metropolitan Bank Holding Corp.	4,862	371
	Southside Bancshares Inc.	12,092	367

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Mercantile Bank Corp.	7,523	362
*	PRA Group Inc.	20,015	354
	Redwood Trust Inc.	64,066	354
	Esquire Financial Holdings Inc.	3,468	354
	AMERISAFE Inc.	9,135	351
	Byline Bancorp Inc.	12,017	350
	Mechanics Bancorp Class A	23,750	347
	TFS Financial Corp.	25,840	346
	Merchants Bancorp	9,921	338
	Mid Penn Bancorp Inc.	10,805	335
*	Heritage Insurance Holdings Inc.	11,317	331
	Cannae Holdings Inc.	20,978	330
	Eagle Bancorp Inc.	15,264	327
	Adamas Trust Inc.	44,643	326
	MidWestOne Financial Group Inc.	8,423	324
	Republic Bancorp Inc. Class A	4,620	319
	HomeTrust Bancshares Inc.	7,328	315
	Northrim BanCorp Inc.	11,824	315
	P10 Inc. Class A	32,062	315
	Financial Institutions Inc.	9,964	311
	Independent Bank Corp.	9,506	309
	United Fire Group Inc.	8,384	305
	TrustCo Bank Corp. NY	7,334	303
	Brightspire Capital Inc.	54,187	303
	First Community Bankshares Inc.	8,936	301
	First Financial Corp.	4,982	301
	TPG RE Finance Trust Inc.	35,005	301
	GCM Grosvenor Inc. Class A	25,919	293
	Orrstown Financial Services Inc.	8,239	292
	SmartFinancial Inc.	7,828	290
*	Firstsun Capital Bancorp	7,718	290
*	LendingTree Inc.	5,385	286
	Washington Trust Bancorp Inc.	9,683	286
	Heritage Commerce Corp.	23,483	282
	South Plains Financial Inc.	7,160	278
	Flushing Financial Corp.	17,907	272
	Five Star Bancorp	7,597	272
	Shore Bancshares Inc.	15,328	271
	Southern Missouri Bancorp Inc.	4,500	266
*	Neptune Insurance Holdings Inc. Class A	9,124	266
	Midland States Bancorp Inc.	12,539	265
	Amalgamated Financial Corp.	8,257	264
	Great Southern Bancorp Inc.	4,245	261
	Hingham Institution for Savings	920	261
*	Slide Insurance Holdings Inc.	13,103	255
*	Accelerant Holdings Class A	15,615	255
	Capital City Bank Group Inc.	5,914	252
*	Forge Global Holdings Inc.	5,591	249
	Alerus Financial Corp.	10,987	247
	Peoples Financial Services Corp.	5,004	244
	ACNB Corp.	5,026	243
	Metrocity Bankshares Inc.	9,095	241
	Bar Harbor Bankshares	7,699	239
	Invesco Mortgage Capital Inc. REIT	28,215	237
*	Hippo Holdings Inc.	7,730	233
	Farmers National Banc Corp.	17,316	231
*	Carter Bankshares Inc.	11,652	229
*	Bowhead Specialty Holdings Inc.	8,008	229
*	Third Coast Bancshares Inc.	5,956	226
	California BanCorp	12,064	225
	Diamond Hill Investment Group Inc.	1,299	220
	Peapack-Gladstone Financial Corp.	7,865	219
	Tiptree Inc.	11,967	219
*	Hagerty Inc. Class A	16,280	219
	ChoiceOne Financial Services Inc.	7,338	217
*	First Foundation Inc.	34,984	216
	First Business Financial Services Inc.	3,930	213
	Kearny Financial Corp.	28,755	213
	First Bank	12,851	212
	Abacus Global Management Inc.	24,387	209

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Unity Bancorp Inc.	3,940	204
	Community West Bancshares	9,076	204
*	TWFG Inc.	6,990	201
*	Southern First Bancshares Inc.	3,887	200
	Home Bancorp Inc.	3,408	197
	Sierra Bancorp	5,990	196
*	World Acceptance Corp.	1,397	196
*	Claros Mortgage Trust Inc.	64,114	196
	Northfield Bancorp Inc.	16,972	194
*	Bridgewater Bancshares Inc.	10,937	192
*,1	Strive Inc. Class A	259,560	192
	Primis Financial Corp.	13,714	191
	Civista Bancshares Inc.	8,477	188
	Northpointe Bancshares Inc.	11,045	185
	Investors Title Co.	735	183
	West BanCorp. Inc.	8,088	179
	Bank of Marin Bancorp	6,834	178
	BayCom Corp.	6,051	178
*	Blue Foundry Bancorp	14,004	174
	Red River Bancshares Inc.	2,422	173
	FS Bancorp Inc.	4,131	170
	MVB Financial Corp.	6,548	169
	HBT Financial Inc.	6,542	169
	NewtekOne Inc.	14,730	167
*	GBank Financial Holdings Inc.	4,772	162
	Arrow Financial Corp.	5,079	159
	Ready Capital Corp.	72,683	158
	Northeast Community Bancorp Inc.	6,988	158
*	Avidia Bancorp Inc.	9,415	158
	Donegal Group Inc. Class A	7,832	156
*	Octave Specialty Group Inc.	19,910	155
	Compass Diversified Holdings	32,208	155
	KKR Real Estate Finance Trust Inc.	18,779	154
*	Ponce Financial Group Inc.	9,403	154
*	Columbia Financial Inc.	9,642	150
	Middlefield Banc Corp.	4,286	148
	Regional Management Corp.	3,824	148
	PCB Bancorp	6,736	146
	John Marshall Bancorp Inc.	7,315	146
	First United Corp.	3,875	145
	Parke Bancorp Inc.	5,753	144
	OppFi Inc.	13,690	143
	Norwood Financial Corp.	5,054	142
*	Onity Group Inc.	3,091	142
	Ares Commercial Real Estate Corp.	29,199	140
	Capital Bancorp Inc.	4,980	140
	Citizens & Northern Corp.	6,877	139
	USCB Financial Holdings Inc.	7,475	138
	Jefferson Capital Inc.	6,150	137
	Farmers & Merchants Bancorp Inc.	5,498	136
	First Bancorp Inc. (XNGS)	5,127	136
	Crawford & Co. Class A	11,882	134
	Bankwell Financial Group Inc.	2,912	133
	Timberland Bancorp Inc.	3,725	133
	Orange County Bancorp Inc.	4,486	128
	Colony Bankcorp Inc.	7,126	127
	Oak Valley Bancorp	4,143	125
	Blue Ridge Bankshares Inc.	29,326	125
*	MBIA Inc.	17,164	123
	American Coastal Insurance Corp.	9,760	123
	Linkbancorp Inc.	14,837	123
	First Internet Bancorp	5,822	122
	Citizens Financial Services Inc.	2,127	121
	James River Group Holdings Inc.	18,918	120
	AG Mortgage Investment Trust Inc.	13,847	118
*	Better Home & Finance Holding Co.	3,620	118
	First Community Corp.	3,948	117
	Kingstone Cos. Inc.	6,971	117
*	American Integrity Insurance Group Inc.	5,614	117
	LCNB Corp.	7,096	116

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Plumas Bancorp	2,602	116
*	FB Bancorp Inc.	8,964	115
*	First Western Financial Inc.	4,255	114
	National Bankshares Inc.	3,377	113
	Virginia National Bankshares Corp.	2,824	113
	Citizens Community Bancorp Inc.	6,098	109
	First Capital Inc.	1,820	108
	First National Corp.	4,292	108
	Chicago Atlantic Real Estate Finance Inc.	8,780	108
	Eagle Financial Services Inc.	2,703	108
	FVCBankcorp Inc.	7,664	107
	Franklin Financial Services Corp.	2,111	106
*	Velocity Financial Inc.	5,063	105
	Seven Hills Realty Trust	11,841	105
*	Security National Financial Corp. Class A	11,504	104
*	Finwise Bancorp	5,778	104
	Western New England Bancorp Inc.	8,081	102
	NexPoint Diversified Real Estate Trust	26,670	102
	Richmond Mutual BanCorp. Inc.	7,087	100
	RBB Bancorp	4,780	99
*	Commercial Bancgroup Inc.	4,040	99
	BankFinancial Corp.	8,150	98
	Ames National Corp.	4,288	98
	Isabella Bank Corp.	1,955	98
	C&F Financial Corp.	1,327	96
*	Citizens Inc.	19,872	96
	Investar Holding Corp.	3,595	96
*	Selectquote Inc.	68,168	96
	BCB Bancorp Inc.	11,587	94
	MainStreet Bancshares Inc.	4,610	94
	Greene County Bancorp Inc.	4,186	93
	SR Bancorp Inc.	5,872	92
	Hawthorn Bancshares Inc.	2,619	91
	Fidelity D&D Bancorp Inc.	2,076	90
	Finward Bancorp	2,561	90
*	Oportun Financial Corp.	16,741	89
	CB Financial Services Inc.	2,513	88
	First Savings Financial Group Inc.	2,763	88
	Meridian Corp.	4,988	88
	Angel Oak Mortgage REIT Inc.	10,246	88
*	Kingsway Financial Services Inc.	6,539	88
	Chemung Financial Corp.	1,559	87
	Bank7 Corp.	2,077	85
*	AlTi Global Inc.	18,087	84
	Sunrise Realty Trust Inc.	8,873	84
	Medallion Financial Corp.	7,935	82
	Granite Point Mortgage Trust Inc.	33,445	80
	Westwood Holdings Group Inc.	4,638	80
*,1	DeFi Development Corp.	15,697	79
*	BV Financial Inc.	4,320	78
	OP Bancorp	5,487	77
	Eagle Bancorp Montana Inc.	3,864	77
	Landmark Bancorp Inc.	2,894	76
*	loanDepot Inc. Class A	36,283	75
*	Pioneer Bancorp Inc.	5,447	73
*	ACRES Commercial Realty Corp.	3,409	73
*,1	Gemini Space Station Inc. Class A	7,089	70
*	Open Lending Corp.	44,641	69
	Princeton Bancorp Inc.	1,948	68
	Silvercrest Asset Management Group Inc. Class A	4,417	67
*	Innventure Inc.	15,949	67
	Waterstone Financial Inc.	4,017	66
*	Ategrity Specialty Holdings LLC	3,132	66
*	Terrestrial Energy Inc.	10,428	64
*	Fifth District Bancorp Inc.	4,163	62
*	Sui Group Holdings Ltd.	37,008	62
*	eHealth Inc.	13,185	61
	Peoples Bancorp of North Carolina Inc.	1,672	61
*	Bakkt Holdings Inc.	5,852	59
*	Central Plains Bancshares Inc.	3,365	57

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ECB Bancorp Inc.	3,213	56
	First US Bancshares Inc.	3,994	56
*	NI Holdings Inc.	4,121	55
	Provident Financial Holdings Inc.	3,436	55
*	NSTS Bancorp Inc.	4,078	53
*,1	B Riley Financial Inc.	10,511	49
*	Finance Of America Cos. Inc. Class A	1,921	47
	Hanover Bancorp Inc.	2,042	47
	Ohio Valley Banc Corp.	1,133	45
	Affinity Bancshares Inc.	2,084	43
*	Fold Holdings Inc.	15,733	41
	SB Financial Group Inc.	1,815	40
*	Nukkleus Inc.	9,766	39
*	Hyperscale Data Inc.	192,531	35
	Advanced Flower Capital Inc.	11,453	33
	Manhattan Bridge Capital Inc.	6,830	32
	Hennessy Advisors Inc.	3,282	32
*	Heritage Global Inc.	24,876	31
*	Exodus Movement Inc. Class A	1,963	29
*	Wealthfront Corp.	2,125	29
	First Guaranty Bancshares Inc.	4,672	25
	United Security Bancshares	2,415	24
*	Broadway Financial Corp.	3,045	23
*	Kestrel Group Ltd.	2,259	23
	Central BanCo Inc. Class A	832	20
*	First Seacoast Bancorp Inc.	1,177	16
*	Bitcoin Depot Inc.	8,926	12
*,2	Sterling Bancorp Inc.	15,111	—
			3,507,572
Health Care (9.8%)
	Eli Lilly & Co.	406,578	436,941
	Johnson & Johnson	1,150,837	238,166
	AbbVie Inc.	844,298	192,914
	UnitedHealth Group Inc.	433,155	142,989
	Merck & Co. Inc.	1,187,098	124,954
	Thermo Fisher Scientific Inc.	179,848	104,213
	Abbott Laboratories	830,410	104,042
*	Intuitive Surgical Inc.	169,468	95,980
	Amgen Inc.	257,603	84,316
	Gilead Sciences Inc.	593,701	72,871
	Danaher Corp.	304,643	69,739
	Pfizer Inc.	2,715,106	67,606
*	Boston Scientific Corp.	708,298	67,536
	Medtronic plc	612,265	58,814
	Stryker Corp.	164,354	57,766
*	Vertex Pharmaceuticals Inc.	121,031	54,871
	Bristol-Myers Squibb Co.	975,548	52,621
	Elevance Health Inc.	106,063	37,180
	Regeneron Pharmaceuticals Inc.	46,813	36,134
	HCA Healthcare Inc.	76,236	35,592
	Cigna Group	127,532	35,101
	Becton Dickinson & Co.	136,089	26,411
*	IDEXX Laboratories Inc.	38,091	25,770
*	Alnylam Pharmaceuticals Inc.	63,013	25,057
	Zoetis Inc.	189,198	23,805
*	Edwards Lifesciences Corp.	277,156	23,628
	Cardinal Health Inc.	113,333	23,290
	Agilent Technologies Inc.	134,914	18,358
*	Insmed Inc.	101,885	17,732
*	IQVIA Holdings Inc.	77,064	17,371
	GE HealthCare Technologies Inc.	206,577	16,943
	ResMed Inc.	69,615	16,768
*	Veeva Systems Inc. Class A	70,704	15,783
	Humana Inc.	57,295	14,675
*	Natera Inc.	62,649	14,352
*	Dexcom Inc.	186,078	12,350
*	Biogen Inc.	69,623	12,253
	STERIS plc	46,947	11,902
*	Waters Corp.	28,324	10,758

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	United Therapeutics Corp.	20,559	10,017
	Labcorp Holdings Inc.	39,624	9,941
*	Centene Corp.	233,216	9,597
*	Insulet Corp.	33,687	9,575
	West Pharmaceutical Services Inc.	34,405	9,466
	Quest Diagnostics Inc.	53,153	9,224
*	Exact Sciences Corp.	90,629	9,204
*	Illumina Inc.	69,151	9,070
	Zimmer Biomet Holdings Inc.	94,584	8,505
*	Tenet Healthcare Corp.	41,963	8,339
*	Hologic Inc.	106,092	7,903
*	Incyte Corp.	79,577	7,860
*	Cooper Cos. Inc.	94,921	7,780
*	Revolution Medicines Inc.	88,276	7,031
	Viatris Inc.	549,467	6,841
*	Neurocrine Biosciences Inc.	47,619	6,754
*	Bridgebio Pharma Inc.	82,848	6,337
*	Ionis Pharmaceuticals Inc.	77,794	6,154
*	Medpace Holdings Inc.	10,740	6,032
*	Guardant Health Inc.	58,219	5,946
*	Solventum Corp.	70,368	5,576
*	Penumbra Inc.	17,699	5,503
*	BioMarin Pharmaceutical Inc.	92,071	5,472
	Universal Health Services Inc. Class B	24,913	5,432
*	Elanco Animal Health Inc. (XNYS)	238,645	5,401
*	Exelixis Inc.	120,531	5,283
	Revvity Inc.	54,123	5,236
	Encompass Health Corp.	48,040	5,099
*	Align Technology Inc.	32,406	5,060
*	Madrigal Pharmaceuticals Inc.	8,595	5,005
*	Moderna Inc.	168,720	4,976
*	Avidity Biosciences Inc.	68,707	4,956
	Ensign Group Inc.	27,566	4,802
*	Roivant Sciences Ltd.	217,737	4,725
*	Globus Medical Inc. Class A	53,882	4,704
	Baxter International Inc.	245,816	4,698
*	Charles River Laboratories International Inc.	23,537	4,695
*	Jazz Pharmaceuticals plc	27,457	4,668
	Bio-Techne Corp.	74,549	4,384
*	Molina Healthcare Inc.	24,706	4,287
*	Repligen Corp.	25,579	4,191
*	Medline Inc. Class A	98,305	4,129
*	Arrowhead Pharmaceuticals Inc.	61,507	4,083
*	HealthEquity Inc.	41,453	3,798
*	Avantor Inc.	328,394	3,763
*	Halozyme Therapeutics Inc.	55,826	3,757
*	Axsome Therapeutics Inc.	20,361	3,719
*	Cytokinetics Inc.	57,958	3,683
*	Henry Schein Inc.	47,724	3,607
*	Praxis Precision Medicines Inc.	11,995	3,535
*	Rhythm Pharmaceuticals Inc.	32,068	3,433
*	Hims & Hers Health Inc.	99,424	3,228
*	Tempus AI Inc.	53,629	3,167
*	Krystal Biotech Inc.	12,248	3,020
*	Cidara Therapeutics Inc.	13,559	2,995
*	Glaukos Corp.	26,244	2,963
*	Vaxcyte Inc.	63,281	2,920
*	PTC Therapeutics Inc.	38,256	2,906
	Chemed Corp.	6,751	2,888
*	Masimo Corp.	21,868	2,844
*	Doximity Inc. Class A	62,629	2,773
*	iRhythm Technologies Inc.	15,418	2,736
*	Bio-Rad Laboratories Inc. Class A	8,926	2,704
*	Nuvalent Inc. Class A	26,345	2,650
*	Protagonist Therapeutics Inc.	29,946	2,615
	Teleflex Inc.	21,070	2,571
*	Cogent Biosciences Inc.	70,338	2,498
*	Kymera Therapeutics Inc.	32,021	2,492
*	Merit Medical Systems Inc.	28,177	2,484
*	Option Care Health Inc.	75,577	2,408

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Bruker Corp.	51,010	2,403
*	RadNet Inc.	33,028	2,357
*	Alkermes plc	79,392	2,221
*	TG Therapeutics Inc.	72,459	2,160
*	Lantheus Holdings Inc.	32,198	2,143
*	Crinetics Pharmaceuticals Inc.	45,610	2,123
*	BrightSpring Health Services Inc.	55,005	2,060
*	Amicus Therapeutics Inc.	142,624	2,031
*	Celcuity Inc.	20,122	2,007
*	Terns Pharmaceuticals Inc.	48,200	1,947
*	ADMA Biologics Inc.	105,696	1,928
*	DaVita Inc.	16,909	1,921
*	TransMedics Group Inc.	15,533	1,890
*	Scholar Rock Holding Corp.	42,076	1,853
*	Arcellx Inc.	28,377	1,850
*	Viking Therapeutics Inc.	51,433	1,809
*	Waystar Holding Corp.	54,694	1,791
*	Haemonetics Corp.	21,924	1,757
*	Apogee Therapeutics Inc.	23,030	1,738
*	Ligand Pharmaceuticals Inc.	9,139	1,728
*	ICU Medical Inc.	12,006	1,713
*	Envista Holdings Corp.	78,312	1,700
*	Sotera Health Co.	95,160	1,679
*	Travere Therapeutics Inc.	43,796	1,673
*	ACADIA Pharmaceuticals Inc.	62,200	1,661
*	Mirum Pharmaceuticals Inc.	20,922	1,653
*	Veracyte Inc.	37,196	1,566
*	Arcutis Biotherapeutics Inc.	52,760	1,532
*	Tarsus Pharmaceuticals Inc.	18,696	1,531
*	Corcept Therapeutics Inc.	42,823	1,490
*	Vera Therapeutics Inc.	29,060	1,472
*	Prestige Consumer Healthcare Inc.	22,643	1,397
*	CG oncology Inc.	33,340	1,384
*	GRAIL Inc.	15,928	1,363
*	Dyne Therapeutics Inc.	69,485	1,359
*	Ideaya Biosciences Inc.	38,800	1,341
*	Alignment Healthcare Inc.	67,209	1,327
*	Apellis Pharmaceuticals Inc.	52,614	1,322
*	Catalyst Pharmaceuticals Inc.	56,623	1,322
*	Supernus Pharmaceuticals Inc.	26,532	1,319
*	Viridian Therapeutics Inc.	42,157	1,312
*	Integer Holdings Corp.	16,617	1,303
*	Inspire Medical Systems Inc.	13,971	1,289
*	Privia Health Group Inc.	53,927	1,279
*	Ocular Therapeutix Inc.	98,864	1,200
*	Nuvation Bio Inc.	133,928	1,200
*	Brookdale Senior Living Inc.	110,748	1,195
*	Beam Therapeutics Inc.	42,968	1,191
*	GeneDx Holdings Corp.	8,978	1,168
*	Soleno Therapeutics Inc.	24,959	1,156
*	Alphatec Holdings Inc.	53,883	1,134
*	Spyre Therapeutics Inc.	34,495	1,130
*	Adaptive Biotechnologies Corp.	69,224	1,124
*	Disc Medicine Inc.	14,130	1,122
*	Edgewise Therapeutics Inc.	44,215	1,097
*	Liquidia Corp.	31,370	1,082
	DENTSPLY SIRONA Inc.	93,840	1,073
	Concentra Group Holdings Parent Inc.	53,738	1,058
*	Denali Therapeutics Inc.	63,193	1,043
*	Immunome Inc.	47,957	1,030
*	Warby Parker Inc. Class A	46,729	1,018
*	Sarepta Therapeutics Inc.	46,211	994
*	Recursion Pharmaceuticals Inc. Class A	243,049	994
*	Amneal Pharmaceuticals Inc.	78,788	993
*	Artivion Inc.	21,751	992
*	Immunovant Inc.	38,684	983
*	Ultragenyx Pharmaceutical Inc.	42,666	981
*	Avadel Pharmaceuticals plc	45,222	975
*	Nurix Therapeutics Inc.	50,770	963
*	Progyny Inc.	37,469	962

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Addus HomeCare Corp.	8,789	944
*	Summit Therapeutics Inc. (XNMS)	53,512	936
*	Twist Bioscience Corp.	29,165	925
*	Dynavax Technologies Corp.	60,015	923
*	AtriCure Inc.	23,192	917
	Perrigo Co. plc	65,765	915
*	Vericel Corp.	25,129	905
*	Omnicell Inc.	19,760	895
*	CorVel Corp.	13,213	894
*	QuidelOrtho Corp.	31,100	888
*	Syndax Pharmaceuticals Inc.	41,926	881
*	Arcus Biosciences Inc.	36,857	878
	Organon & Co.	122,489	878
*	Pediatrix Medical Group Inc.	41,009	877
*	PACS Group Inc.	22,703	872
*	10X Genomics Inc. Class A	53,223	868
*	Mineralys Therapeutics Inc.	23,880	867
	National HealthCare Corp.	6,256	858
*	Olema Pharmaceuticals Inc.	34,274	857
*	PROCEPT BioRobotics Corp.	26,345	829
*	Celldex Therapeutics Inc.	30,436	827
*	BioCryst Pharmaceuticals Inc.	105,515	823
	LeMaitre Vascular Inc.	10,107	820
*	Kiniksa Pharmaceuticals International plc	19,703	813
*	Harmony Biosciences Holdings Inc.	21,661	811
*	UFP Technologies Inc.	3,618	803
*	Fortrea Holdings Inc.	46,209	797
*	Agios Pharmaceuticals Inc.	29,260	796
*	MannKind Corp.	139,991	794
*	Dianthus Therapeutics Inc.	19,151	789
*	Stoke Therapeutics Inc.	24,748	786
*	NeoGenomics Inc.	64,055	753
*	Neogen Corp.	107,022	748
*	Hinge Health Inc. Class A	16,091	747
*	Harrow Inc.	15,007	735
*	Maze Therapeutics Inc.	17,613	730
*	EyePoint Inc.	39,896	729
*	Tandem Diabetes Care Inc.	33,106	728
*	Axogen Inc.	22,154	725
*	Innoviva Inc.	35,274	705
*	Collegium Pharmaceutical Inc.	15,054	697
	Select Medical Holdings Corp.	46,733	694
*	Enovis Corp.	26,001	693
*	Novocure Ltd.	53,004	685
*	ANI Pharmaceuticals Inc.	8,643	682
*	Relay Therapeutics Inc.	80,587	682
*	Trevi Therapeutics Inc.	52,604	659
*	Oruka Therapeutics Inc.	21,737	659
*	Ardelyx Inc.	111,837	652
*	Zymeworks Inc.	24,754	652
*	Azenta Inc.	19,451	647
*	Xeris Biopharma Holdings Inc.	81,932	643
*	Capricor Therapeutics Inc.	22,230	642
	CONMED Corp.	15,255	619
*	Teladoc Health Inc.	86,748	607
*	Acadia Healthcare Co. Inc.	41,967	596
*	Healthcare Services Group Inc.	31,100	595
*	Taysha Gene Therapies Inc.	108,248	595
*	Amylyx Pharmaceuticals Inc.	48,756	589
*	Omeros Corp.	33,398	574
*	Beta Bionics Inc.	18,709	570
*	BioLife Solutions Inc.	23,367	565
*	LifeStance Health Group Inc.	79,559	560
*	Upstream Bio Inc.	20,425	555
*	Surgery Partners Inc.	35,825	554
	US Physical Therapy Inc.	7,028	549
*	Xencor Inc.	35,566	545
*	Palvella Therapeutics Inc.	5,102	534
*	Tango Therapeutics Inc.	59,446	527
*	Kodiak Sciences Inc.	18,794	525

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Novavax Inc.	78,182	525
*	Savara Inc.	86,122	519
*	MBX Biosciences Inc.	16,469	519
*	AdaptHealth Corp.	51,491	513
*	AnaptysBio Inc.	10,186	494
*	Sionna Therapeutics Inc.	12,011	494
*	Phreesia Inc.	29,057	492
*	Amphastar Pharmaceuticals Inc.	18,233	488
*	Castle Biosciences Inc.	12,416	483
*	Certara Inc.	54,048	476
*	Pacira BioSciences Inc.	18,260	473
*	Intellia Therapeutics Inc.	51,961	467
*	Clover Health Investments Corp.	190,857	449
*	Rapport Therapeutics Inc.	14,475	439
*	Inhibrx Biosciences Inc.	5,545	438
*	Astrana Health Inc.	17,617	437
*	Phathom Pharmaceuticals Inc.	26,349	437
*	Pennant Group Inc.	15,495	436
*	Septerna Inc.	15,181	423
*	Tyra Biosciences Inc.	16,013	421
*	Iovance Biotherapeutics Inc.	153,402	419
*	SI-BONE Inc.	20,800	410
*	Monte Rosa Therapeutics Inc.	26,169	410
*	Erasca Inc.	109,544	408
*	CareDx Inc.	21,571	406
*	Nektar Therapeutics	9,462	400
*	ArriVent Biopharma Inc.	19,799	398
*	Theravance Biopharma Inc.	21,171	396
*	Esperion Therapeutics Inc.	106,732	395
*	Geron Corp. (XNGS)	299,053	395
*	STAAR Surgical Co.	17,059	394
*	Kura Oncology Inc.	37,871	393
*	Arbutus Biopharma Corp.	81,729	393
*	Arvinas Inc.	33,074	392
*,1	Nutex Health Inc.	2,384	392
*	RAPT Therapeutics Inc.	11,432	387
*	CorMedix Inc.	33,128	385
	iRadimed Corp.	3,935	383
	Phibro Animal Health Corp. Class A	10,146	379
*	KalVista Pharmaceuticals Inc.	23,274	376
*	Alumis Inc.	38,547	376
*	Day One Biopharmaceuticals Inc.	39,181	365
*	MiMedx Group Inc.	53,585	363
*	ImmunityBio Inc.	181,520	359
*	Bicara Therapeutics Inc.	21,314	359
*	Aveanna Healthcare Holdings Inc.	43,713	357
*	Fulcrum Therapeutics Inc.	31,479	356
	Embecta Corp.	29,978	356
*	Annexon Inc.	70,756	355
*	Lexeo Therapeutics Inc.	35,781	355
*	Integra LifeSciences Holdings Corp.	27,877	346
*	Enliven Therapeutics Inc.	21,923	338
*	Zenas Biopharma Inc.	9,201	334
*	Gossamer Bio Inc.	107,368	333
*	Rigel Pharmaceuticals Inc.	7,705	330
*	Kestra Medical Technologies Ltd.	12,353	328
*	Cullinan Therapeutics Inc.	31,463	326
*	ARS Pharmaceuticals Inc.	27,743	323
*	REGENXBIO Inc.	22,034	317
*	ORIC Pharmaceuticals Inc.	38,766	317
*	CytomX Therapeutics Inc.	74,286	316
*	AMN Healthcare Services Inc.	20,040	316
	Jade Biosciences Inc.	20,415	315
*	Emergent BioSolutions Inc.	25,357	313
*	Precigen Inc.	74,056	310
*	Sana Biotechnology Inc.	76,238	310
*	Tactile Systems Technology Inc.	10,582	307
*	Aquestive Therapeutics Inc.	46,729	302
*	Compass Therapeutics Inc.	55,639	299
*	Ceribell Inc.	13,526	297

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Vir Biotechnology Inc.	48,814	294
*	Butterfly Network Inc.	76,706	291
*	Fulgent Genetics Inc.	10,947	288
*	Astria Therapeutics Inc.	21,789	285
*	Lyell Immunopharma Inc.	9,238	284
	HealthStream Inc.	12,167	281
*	Myriad Genetics Inc.	45,230	278
*	Invivyd Inc.	112,534	278
*	Janux Therapeutics Inc.	19,933	275
*	Cytek Biosciences Inc.	54,376	275
*	AngioDynamics Inc.	20,983	269
*	Replimune Group Inc.	27,666	269
*	Pacific Biosciences of California Inc.	142,299	266
*	Verastem Inc.	33,232	257
*	Zevra Therapeutics Inc.	27,856	250
*	Ironwood Pharmaceuticals Inc.	71,834	242
*	Ventyx Biosciences Inc.	26,571	240
*	Enhabit Inc.	25,398	234
*	Avanos Medical Inc.	20,480	230
*	HeartFlow Inc.	7,888	230
*	Absci Corp.	65,722	229
*	Alto Neuroscience Inc.	12,871	229
*	LB Pharmaceuticals Inc.	10,170	226
*	Evolent Health Inc. Class A	56,193	225
*	Corvus Pharmaceuticals Inc.	29,109	224
*	Varex Imaging Corp.	19,020	222
*	Orthofix Medical Inc.	14,594	221
*	Personalis Inc.	27,200	217
*	Claritev Corp.	4,913	210
*	Altimmune Inc.	57,605	208
*	Assembly Biosciences Inc.	6,073	207
*	Standard BioTools Inc.	158,162	202
*	NeuroPace Inc.	13,081	202
*	BioAge Labs Inc.	15,216	201
*	Community Health Systems Inc.	63,865	199
*	Ocugen Inc.	146,991	198
*	Vanda Pharmaceuticals Inc.	22,173	196
*	Maravai LifeSciences Holdings Inc. Class A	60,043	195
*	Akebia Therapeutics Inc.	120,577	194
*	RxSight Inc.	18,428	192
*	Monopar Therapeutics Inc.	2,942	192
*	Evolus Inc.	28,763	191
*	Talkspace Inc.	52,041	189
*	Enanta Pharmaceuticals Inc.	11,891	188
*	Solid Biosciences Inc.	33,064	186
*,1	SELLAS Life Sciences Group Inc.	48,936	184
*	Entrada Therapeutics Inc.	17,787	183
*	Ginkgo Bioworks Holdings Inc.	21,342	177
*	XOMA Royalty Corp.	6,600	176
*	LENZ Therapeutics Inc.	10,957	175
*	OPKO Health Inc.	137,776	174
*	Cerus Corp.	81,851	169
*	Eton Pharmaceuticals Inc.	10,002	169
*	4D Molecular Therapeutics Inc.	22,589	169
*	X4 Pharmaceuticals Inc.	42,268	169
*	TruBridge Inc.	7,530	166
*	Forte Biosciences Inc.	6,094	166
*	ClearPoint Neuro Inc.	11,953	164
	National Research Corp.	8,636	162
*	Organogenesis Holdings Inc.	31,293	162
*	Delcath Systems Inc.	15,711	159
*	Prime Medicine Inc.	45,859	159
*	Kyverna Therapeutics Inc.	16,941	159
*	Contineum Therapeutics Inc. Class A	13,802	158
*	Keros Therapeutics Inc.	7,704	157
*	Billiontoone Inc. Class A	1,920	157
*	Lineage Cell Therapeutics Inc.	93,589	156
*	OrthoPediatrics Corp.	8,645	154
*	Aura Biosciences Inc.	28,045	153
*	Oncology Institute Inc.	42,968	153

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Fractyl Health Inc.	67,750	149
*	KORU Medical Systems Inc.	24,313	141
*	Sight Sciences Inc.	17,749	141
*	Abeona Therapeutics Inc.	26,710	141
*	Avalo Therapeutics Inc.	7,772	141
*,1	Anavex Life Sciences Corp.	38,660	138
*	Immuneering Corp. Class A	20,937	138
	SIGA Technologies Inc.	22,419	137
*	Design Therapeutics Inc.	14,493	136
*	Quanterix Corp.	21,088	134
*	Puma Biotechnology Inc.	22,371	133
*	Achieve Life Sciences Inc.	26,681	133
*	Lifecore Biomedical Inc.	15,740	129
*	Rocket Pharmaceuticals Inc.	36,646	129
*	PepGen Inc.	19,889	129
*	MapLight Therapeutics Inc.	7,297	128
*	Voyager Therapeutics Inc.	32,198	127
*	SANUWAVE Health Inc.	4,232	126
*	Tectonic Therapeutic Inc.	5,979	125
*	Pulse Biosciences Inc.	8,976	123
*	Aclaris Therapeutics Inc.	40,404	122
*	Niagen Bioscience Inc.	19,229	122
*	Electromed Inc.	4,188	122
*	Atea Pharmaceuticals Inc.	31,847	114
*	Owlet Inc.	7,062	114
*	TriSalus Life Sciences Inc.	16,276	114
*	Cabaletta Bio Inc.	51,544	113
*	GoodRx Holdings Inc. Class A	41,857	113
*	Shattuck Labs Inc.	30,960	113
*	Anika Therapeutics Inc.	11,534	111
*	Aldeyra Therapeutics Inc.	21,148	110
*	Editas Medicine Inc.	53,210	109
*	CAMP4 Therapeutics Corp.	17,654	108
*	MaxCyte Inc.	68,966	107
*	Inhibikase Therapeutics Inc.	52,148	107
*	agilon health Inc.	154,412	106
*	Viemed Healthcare Inc.	14,170	105
*	Senseonics Holdings Inc.	18,949	105
*	Evommune Inc.	6,105	105
*	Heron Therapeutics Inc.	80,344	104
*	Foghorn Therapeutics Inc.	19,268	104
*	SAB Biotherapeutics Inc.	27,855	104
*	Bioventus Inc. Class A	13,831	103
*,1	Galectin Therapeutics Inc.	24,567	102
*	Ardent Health Inc.	11,574	102
*	Benitec Biopharma Inc.	7,539	102
*	Mersana Therapeutics Inc.	3,542	102
	Rithm Property Trust Inc.	6,172	102
*	Nuvectis Pharma Inc.	13,193	100
*	Caribou Biosciences Inc.	62,161	99
*	InfuSystem Holdings Inc.	10,917	98
*	Nautilus Biotechnology Inc.	50,505	98
*	Neurogene Inc.	4,736	98
*	Allogene Therapeutics Inc.	69,884	96
*	Coherus Oncology Inc.	67,253	96
*	Owens & Minor Inc.	33,851	95
*	Semler Scientific Inc.	6,215	95
*	Crescent Biopharma Inc.	8,006	95
*	Vor BioPharma Inc.	7,247	95
*	Inogen Inc.	13,936	94
*	Corbus Pharmaceuticals Holdings Inc.	11,420	93
*	Neumora Therapeutics Inc.	51,935	93
*	Larimar Therapeutics Inc.	24,109	92
*	Opus Genetics Inc.	45,539	92
*	Rezolute Inc.	38,633	91
	Utah Medical Products Inc.	1,605	90
*	Gyre Therapeutics Inc.	12,676	90
*	Health Catalyst Inc.	37,139	89
*	Protara Therapeutics Inc.	16,638	89
*	Lexicon Pharmaceuticals Inc.	75,792	87

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Innovage Holding Corp.	16,618	86
*	Precision BioSciences Inc.	20,325	85
*	Sagimet Biosciences Inc. Class A	14,259	84
*	FONAR Corp.	4,446	83
*	OmniAb Inc.	44,629	83
*	Tenaya Therapeutics Inc.	113,232	81
*	Omada Health Inc.	5,163	81
*	Stereotaxis Inc.	34,931	80
*	Candel Therapeutics Inc.	14,245	80
*	C4 Therapeutics Inc.	41,410	79
*	Perspective Therapeutics Inc.	28,575	79
*	Cardiff Oncology Inc.	27,727	78
*	Context Therapeutics Inc.	53,125	78
*	OptimizeRx Corp.	6,262	77
*	Fennec Pharmaceuticals Inc.	10,018	77
*	Black Diamond Therapeutics Inc.	30,769	75
*	Quantum-Si Inc.	68,080	75
*	Alector Inc.	47,602	74
*	OraSure Technologies Inc.	30,211	73
*	Genelux Corp.	16,729	73
*	Inovio Pharmaceuticals Inc.	42,017	73
*	CareCloud Inc.	24,155	71
*	Immix Biopharma Inc.	13,550	71
*	Sanara Medtech Inc.	2,945	69
*	Definitive Healthcare Corp.	24,096	69
*	Codexis Inc.	41,152	67
*	Anixa Biosciences Inc.	21,079	66
*	Arcturus Therapeutics Holdings Inc.	10,819	66
*	Quipt Home Medical Corp.	18,402	65
*	Aardvark Therapeutics Inc.	4,951	65
*	Tonix Pharmaceuticals Holding Corp.	4,160	65
*	Apyx Medical Corp.	18,313	64
*	BioSig Technologies Inc.	21,128	64
*	MacroGenics Inc.	38,497	62
*	Orchestra BioMed Holdings Inc.	15,057	62
	Acme United Corp.	1,512	61
*	Exagen Inc.	9,919	60
*	LENSAR Inc.	5,198	60
*	Coya Therapeutics Inc.	10,246	59
*	CVRx Inc.	8,150	58
*	Journey Medical Corp.	7,375	57
*	LifeMD Inc.	16,333	56
*	Climb Bio Inc.	13,870	55
*	Humacyte Inc.	57,747	55
*	Avita Medical Inc.	15,718	54
*	Eledon Pharmaceuticals Inc.	35,863	54
*	Spero Therapeutics Inc.	22,820	53
*	Ovid therapeutics Inc.	32,545	53
*	RCM Technologies Inc.	2,589	53
*	908 Devices Inc.	9,870	52
*	Treace Medical Concepts Inc.	21,239	52
*	Elicio Operating Co. Inc.	6,579	52
*	Zentalis Pharmaceuticals Inc.	38,041	51
*	Atara Biotherapeutics Inc.	2,844	51
*	Fate Therapeutics Inc.	50,020	49
*	Pulmonx Corp.	22,314	49
*	Microbot Medical Inc.	24,691	49
*	Atossa Therapeutics Inc.	81,493	48
*	Hyperfine Inc.	49,477	48
*	DocGo Inc.	52,945	46
*	Scilex Holding Co.	3,805	46
*	Champions Oncology Inc.	6,527	45
*	Biomea Fusion Inc.	36,499	45
*	Annovis Bio Inc.	12,723	44
*	Seres Therapeutics Inc.	2,982	44
*	Shoulder Innovations Inc.	3,049	44
*	Accuray Inc.	51,997	43
*	Sangamo Therapeutics Inc.	102,568	43
*,1	Rani Therapeutics Holdings Inc. Class A	31,501	43
*	Cognition Therapeutics Inc.	31,797	43

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Unicycive Therapeutics Inc.	7,337	42
*	Neuronetics Inc.	29,486	41
*	Quince Therapeutics Inc.	12,238	41
*	Cassava Sciences Inc.	20,730	41
*	Rapid Micro Biosystems Inc. Class A	14,085	41
*	Karyopharm Therapeutics Inc.	5,513	41
*	NRX Pharmaceuticals Inc.	14,535	39
*	Whitehawk Therapeutics Inc.	15,745	38
*	Cartesian Therapeutics Inc. (XNMS)	5,207	38
*	Lumexa Imaging Holdings Inc.	2,030	38
*	Immunic Inc.	69,930	37
*	Assertio Holdings Inc.	4,114	37
*	aTyr Pharma Inc.	45,980	36
*	American Well Corp. Class A	7,355	36
*	Pro-Dex Inc.	906	35
*	Tela Bio Inc.	29,412	35
*	HeartBeam Inc.	14,535	35
*	Actuate Therapeutics Inc.	5,780	35
*	Adicet Bio Inc.	4,165	35
*	Biote Corp. Class A	12,979	34
*	Agenus Inc.	10,885	34
*	Outset Medical Inc.	8,744	32
*	Lucid Diagnostics Inc.	28,118	31
*	Pyxis Oncology Inc.	26,650	31
*	TScan Therapeutics Inc.	29,605	30
*	Sutro Biopharma Inc.	2,385	28
*	Korro Bio Inc.	3,358	27
*	Sonida Senior Living Inc.	763	25
*	Surrozen Inc.	1,114	25
*	Reviva Pharmaceuticals Holdings Inc.	78,407	22
*	AirSculpt Technologies Inc.	10,989	22
*	Rockwell Medical Inc.	25,806	22
*,2	Tobira Therapeutics Inc. CVR	4,500	20
*	CytoSorbents Corp.	29,596	19
*	Instil Bio Inc.	1,674	18
*	Vistagen Therapeutics Inc.	22,029	15
*,2	Inhibrx Inc. CVR	22,181	14
*	TuHURA Biosciences Inc.	16,774	13
*	Milestone Scientific Inc.	37,457	10
*,2	Spectrum Pharmaceuticals Inc. CVR	109,299	9
*	Skye Bioscience Inc.	9,542	7
*,2	Adamas Pharmaceuticals Inc. CVR	30,505	2
*,2	Coherus Biosciences Inc. CVR	15,512	1
*,2	OmniAb Inc. 12.5 Earnout	3,939	—
*,2	OmniAb Inc. 15 Earnout	3,939	—
*,2	Traws Pharma Inc. CVR	14,441	—
*,2	Ikena Oncology Inc. CVR	37,037	—
			3,063,080
Industrials (12.1%)
	Visa Inc. Class A	806,083	282,701
	Mastercard Inc. Class A	382,870	218,573
	General Electric Co.	478,861	147,504
	Caterpillar Inc.	223,716	128,160
	RTX Corp.	640,442	117,457
	American Express Co.	230,766	85,372
	GE Vernova Inc.	129,822	84,848
*	Boeing Co.	374,633	81,340
	Accenture plc Class A	297,835	79,909
	Capital One Financial Corp.	303,477	73,551
	Union Pacific Corp.	283,187	65,507
	Eaton Corp. plc	186,078	59,268
	Honeywell International Inc.	303,704	59,250
	Deere & Co.	122,867	57,203
	Lockheed Martin Corp.	110,586	53,487
	Parker-Hannifin Corp.	60,258	52,964
	Automatic Data Processing Inc.	193,394	49,747
	Trane Technologies plc	105,956	41,238
	3M Co.	254,527	40,750
	CRH plc	319,683	39,896

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Howmet Aerospace Inc.	191,887	39,341
	General Dynamics Corp.	116,160	39,106
	Northrop Grumman Corp.	68,238	38,910
	Sherwin-Williams Co.	112,462	36,441
	TransDigm Group Inc.	26,884	35,752
	Emerson Electric Co.	268,073	35,579
	United Parcel Service Inc. Class B (XNYS)	353,947	35,108
	Johnson Controls International plc	292,096	34,978
	Cummins Inc.	65,907	33,642
	Illinois Tool Works Inc.	131,328	32,346
	CSX Corp.	888,752	32,217
	Norfolk Southern Corp.	107,343	30,992
	Cintas Corp.	163,227	30,698
	Quanta Services Inc.	71,055	29,989
	FedEx Corp.	101,422	29,297
	PACCAR Inc.	250,712	27,455
	L3Harris Technologies Inc.	89,331	26,225
	PayPal Holdings Inc.	446,832	26,086
	United Rentals Inc.	30,326	24,543
	AMETEK Inc.	109,883	22,560
	WW Grainger Inc.	21,561	21,756
	Rockwell Automation Inc.	53,575	20,844
	Ferguson Enterprises Inc.	93,347	20,782
*	Axon Enterprise Inc.	35,787	20,325
	Carrier Global Corp.	381,797	20,174
*	Fair Isaac Corp.	10,761	18,193
	Vulcan Materials Co.	63,226	18,033
	Martin Marietta Materials Inc.	28,750	17,901
*	Rocket Lab Corp.	254,948	17,785
	Westinghouse Air Brake Technologies Corp.	81,391	17,373
	Paychex Inc.	154,797	17,365
*	Fiserv Inc.	257,006	17,263
*	Block Inc. (XNYS)	261,283	17,007
*	Keysight Technologies Inc.	81,520	16,564
	Fidelity National Information Services Inc.	247,527	16,451
	Otis Worldwide Corp.	186,062	16,253
	Xylem Inc.	116,307	15,839
	Comfort Systems USA Inc.	16,802	15,681
	Ingersoll Rand Inc. (XYNS)	188,562	14,938
	Verisk Analytics Inc.	66,579	14,893
	Synchrony Financial	171,837	14,336
	Old Dominion Freight Line Inc.	90,007	14,113
*	Mettler-Toledo International Inc.	9,721	13,553
	HEICO Corp. Class A	51,518	13,005
	EMCOR Group Inc.	21,252	13,002
	Dover Corp.	65,319	12,753
	Equifax Inc.	58,480	12,689
*	Teledyne Technologies Inc.	22,573	11,529
	Hubbell Inc.	25,386	11,274
	Veralto Corp.	112,511	11,226
	PPG Industries Inc.	107,027	10,966
*	Corpay Inc.	32,388	9,747
	Curtiss-Wright Corp.	17,592	9,698
	FTAI Aviation Ltd.	49,042	9,654
	Smurfit WestRock plc	249,317	9,641
	Expeditors International of Washington Inc.	64,016	9,539
*	Affirm Holdings Inc.	124,572	9,272
	CH Robinson Worldwide Inc.	56,439	9,073
*	Trimble Inc.	115,211	9,027
	Packaging Corp. of America	43,033	8,875
*	Bloom Energy Corp. Class A	101,597	8,828
	Global Payments Inc.	112,856	8,735
	Woodward Inc.	28,528	8,625
	Snap-on Inc.	24,869	8,570
	Fortive Corp.	151,252	8,351
	Pentair plc	78,324	8,157
	DuPont de Nemours Inc.	202,224	8,129
	TransUnion	92,943	7,970
	nVent Electric plc	77,270	7,879
	Dow Inc.	336,000	7,856

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	BWX Technologies Inc.	43,659	7,546
	Jacobs Solutions Inc.	56,970	7,546
*	ATI Inc.	64,722	7,427
	Textron Inc.	85,098	7,418
	Lennox International Inc.	15,115	7,340
*	XPO Inc.	53,039	7,209
	JB Hunt Transport Services Inc.	36,436	7,081
	ITT Inc.	40,582	7,041
*	API Group Corp.	178,314	6,822
	Ball Corp.	127,802	6,770
*	MasTec Inc.	30,262	6,578
	Allegion plc	40,977	6,524
	Graco Inc.	79,297	6,500
	RPM International Inc.	61,539	6,400
	Carlisle Cos. Inc.	19,936	6,377
	Huntington Ingalls Industries Inc.	18,736	6,372
	Masco Corp.	100,163	6,356
	IDEX Corp.	35,519	6,320
	Lincoln Electric Holdings Inc.	26,292	6,301
	Jack Henry & Associates Inc.	34,377	6,273
*	Kratos Defense & Security Solutions Inc.	80,737	6,129
	Nordson Corp.	25,336	6,092
	AECOM	63,068	6,012
*	QXO Inc.	306,482	5,912
*	Zebra Technologies Corp. Class A	24,045	5,839
*	TopBuild Corp.	13,801	5,758
	Crown Holdings Inc.	55,844	5,750
	WESCO International Inc.	23,343	5,711
	Watsco Inc.	16,502	5,560
	Stanley Black & Decker Inc.	73,574	5,465
	Advanced Drainage Systems Inc.	36,797	5,329
	Acuity Inc.	14,673	5,283
*	Builders FirstSource Inc.	50,264	5,172
	MKS Inc.	32,048	5,121
	Donaldson Co. Inc.	55,340	4,906
	Booz Allen Hamilton Holding Corp.	57,933	4,887
*	SPX Technologies Inc.	23,785	4,758
*	Core & Main Inc. Class A	91,384	4,749
	Applied Industrial Technologies Inc.	18,057	4,636
*	Chart Industries Inc.	21,705	4,476
*	Dycom Industries Inc.	13,208	4,463
	Regal Rexnord Corp.	31,726	4,452
	Owens Corning	38,850	4,348
	Crane Co.	23,554	4,344
*	AeroVironment Inc.	17,909	4,332
*	Sterling Infrastructure Inc.	13,853	4,242
	Flowserve Corp.	60,498	4,197
	Tetra Tech Inc.	124,730	4,183
*	Saia Inc.	12,661	4,134
	Armstrong World Industries Inc.	20,990	4,011
*	Karman Holdings Inc.	53,780	3,935
	Oshkosh Corp.	31,226	3,923
	Allison Transmission Holdings Inc.	39,889	3,905
	Knight-Swift Transportation Holdings Inc.	73,808	3,859
	AptarGroup Inc.	31,557	3,849
*	Generac Holdings Inc.	28,148	3,839
	Genpact Ltd.	81,571	3,816
	JBT Marel Corp.	25,041	3,773
	Valmont Industries Inc.	9,376	3,772
	Toro Co.	46,885	3,691
	A O Smith Corp.	54,175	3,623
	Watts Water Technologies Inc. Class A	12,903	3,561
	Zurn Elkay Water Solutions Corp.	76,462	3,555
	CNH Industrial NV	383,421	3,535
*	Joby Aviation Inc.	262,932	3,471
*	Axalta Coating Systems Ltd.	107,275	3,466
	Ryder System Inc.	18,098	3,464
*	Modine Manufacturing Co.	25,147	3,357
	Moog Inc. Class A	13,675	3,331
*	Middleby Corp.	21,355	3,175

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Simpson Manufacturing Co. Inc.	19,565	3,159
	AGCO Corp.	30,279	3,159
	Federal Signal Corp.	29,061	3,156
	Air Lease Corp.	49,108	3,154
*	Paylocity Holding Corp.	20,658	3,150
	Eagle Materials Inc.	15,211	3,144
	Primoris Services Corp.	24,728	3,070
	Esab Corp.	27,427	3,064
*	Fluor Corp.	77,241	3,061
*	ExlService Holdings Inc.	70,976	3,012
	MSA Safety Inc.	18,486	2,960
	Littelfuse Inc.	11,687	2,956
*	Aurora Innovation Inc.	768,431	2,951
	GATX Corp.	17,120	2,904
*	GXO Logistics Inc.	55,061	2,898
	Fortune Brands Innovations Inc.	57,781	2,890
	Sealed Air Corp.	69,721	2,889
	Cognex Corp.	79,834	2,872
*	Kirby Corp.	25,940	2,858
	UL Solutions Inc. Class A	35,940	2,834
	Installed Building Products Inc.	10,838	2,811
	Ralliant Corp.	54,322	2,766
*	Mohawk Industries Inc.	24,909	2,723
*	Gates Industrial Corp. plc	125,261	2,689
*	Mirion Technologies Inc.	112,505	2,635
	Vontier Corp.	70,177	2,609
	EnerSys	17,426	2,557
	AAON Inc.	33,293	2,539
*	FTI Consulting Inc.	14,807	2,529
	HEICO Corp.	7,672	2,483
	Badger Meter Inc.	14,154	2,469
*	WEX Inc.	16,515	2,460
	Arcosa Inc.	23,103	2,456
	ESCO Technologies Inc.	12,372	2,417
	Louisiana-Pacific Corp.	29,687	2,398
	Granite Construction Inc.	20,586	2,375
	Herc Holdings Inc.	15,991	2,373
	Landstar System Inc.	16,480	2,368
	CSW Industrials Inc.	8,064	2,367
*	ACI Worldwide Inc.	49,344	2,359
	Sensata Technologies Holding plc	69,584	2,316
*	BILL Holdings Inc.	42,472	2,316
	Brink's Co.	19,835	2,315
	Brunswick Corp.	30,898	2,294
*	Resideo Technologies Inc.	64,392	2,261
*	Construction Partners Inc. Class A	20,552	2,231
*	Planet Labs PBC	111,864	2,206
	Maximus Inc.	25,427	2,195
	Belden Inc.	18,576	2,165
	Graphic Packaging Holding Co.	143,191	2,156
	Enpro Inc.	9,888	2,117
*	Everus Construction Group Inc.	24,656	2,110
	Sonoco Products Co.	46,989	2,051
*	Itron Inc.	21,982	2,041
*	Amentum Holdings Inc.	70,275	2,038
	Argan Inc.	6,361	1,993
*	Archer Aviation Inc. Class A	264,491	1,989
	ADT Inc.	244,165	1,970
*	OSI Systems Inc.	7,686	1,960
*	Shift4 Payments Inc. Class A	30,856	1,943
*	Knife River Corp.	27,221	1,915
*	Mercury Systems Inc.	25,901	1,891
*	Symbotic Inc.	31,551	1,877
	VSE Corp.	10,782	1,863
	Matson Inc.	14,931	1,845
*	Eos Energy Enterprises Inc.	155,527	1,782
*	Trex Co. Inc.	50,358	1,767
	Mueller Water Products Inc. Class A	73,142	1,742
	Franklin Electric Co. Inc.	18,050	1,724
*	Ondas Holdings Inc.	176,384	1,721

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	MSC Industrial Direct Co. Inc. Class A	19,853	1,670
*	IES Holdings Inc.	4,288	1,668
	Exponent Inc.	23,698	1,646
*	StandardAero Inc.	56,147	1,610
*	MYR Group Inc.	7,362	1,609
	Kadant Inc.	5,638	1,607
	Korn Ferry	24,334	1,607
	Patrick Industries Inc.	14,786	1,603
	Silgan Holdings Inc.	39,638	1,600
	Otter Tail Corp.	19,523	1,578
*	Verra Mobility Corp.	70,218	1,574
	WillScot Holdings Corp.	83,170	1,566
	Terex Corp.	29,228	1,560
*	Hayward Holdings Inc.	99,907	1,544
	Brady Corp. Class A	19,654	1,540
	HB Fuller Co.	25,517	1,517
	Powell Industries Inc.	4,724	1,506
	AZZ Inc.	13,891	1,489
*	Euronet Worldwide Inc.	19,248	1,465
*	AAR Corp.	17,696	1,465
	Tutor Perini Corp.	21,780	1,460
	REV Group Inc.	23,731	1,443
	Griffon Corp.	19,564	1,441
	Western Union Co.	150,699	1,403
*	Huron Consulting Group Inc.	8,035	1,389
*	Loar Holdings Inc.	20,291	1,380
	UniFirst Corp.	6,994	1,349
	Boise Cascade Co.	18,085	1,331
	Leonardo DRS Inc.	38,371	1,308
*	NCR Atleos Corp.	34,109	1,300
	Standex International Corp.	5,968	1,297
	ABM Industries Inc.	29,098	1,231
*	Vicor Corp.	11,193	1,227
*	CBIZ Inc.	23,899	1,206
	McGrath RentCorp.	11,479	1,204
	Robert Half Inc.	44,036	1,196
*	Upwork Inc.	59,737	1,184
	International Seaways Inc.	23,408	1,136
	Hub Group Inc. Class A	26,639	1,135
	Crane NXT Co.	23,945	1,127
*	Remitly Global Inc.	81,184	1,120
	Hillenbrand Inc.	33,400	1,059
*	Centuri Holdings Inc.	41,633	1,051
*	O-I Glass Inc.	70,949	1,047
*	GEO Group Inc.	64,838	1,045
	Kennametal Inc.	35,439	1,007
	Trinity Industries Inc.	37,732	998
	Atkore Inc.	15,258	965
	Enerpac Tool Group Corp.	25,202	964
*	RXO Inc.	75,339	952
*	ASGN Inc.	18,833	907
*	CoreCivic Inc.	46,886	896
	EVERTEC Inc.	30,074	875
*	Marqeta Inc. Class A	182,698	868
*	CECO Environmental Corp.	14,363	860
	TriNet Group Inc.	14,529	859
	Alamo Group Inc.	5,099	856
*	Hillman Solutions Corp.	98,734	855
*	Payoneer Global Inc.	150,817	848
	Helios Technologies Inc.	15,568	833
*	Legalzoom.com Inc.	82,512	819
	ArcBest Corp.	11,004	816
*	Astronics Corp.	14,799	803
*	Flywire Corp.	56,538	801
	Werner Enterprises Inc.	26,019	781
*	Intuitive Machines Inc.	47,868	777
	Pitney Bowes Inc.	73,199	774
*	Paymentus Holdings Inc. Class A	24,426	772
	Greif Inc. Class A	10,943	741
	Bel Fuse Inc. Class B	4,320	733

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	ICF International Inc.	8,466	722
*	TIC Solutions Inc.	70,346	711
*	Legence Corp. Class A	16,484	709
*	Blue Bird Corp.	15,067	708
	Albany International Corp. Class A	13,748	697
	Napco Security Technologies Inc.	16,664	695
	ManpowerGroup Inc.	23,318	693
*	PureCycle Technologies Inc.	80,716	693
*	Masterbrand Inc.	62,791	693
	Greenbrier Cos. Inc.	14,800	692
*	DXP Enterprises Inc.	6,227	684
*	Willdan Group Inc.	6,583	682
	United States Lime & Minerals Inc.	5,651	677
*	Ducommun Inc.	7,087	674
*	Enovix Corp.	91,909	672
*	Gibraltar Industries Inc.	13,520	668
	Insperity Inc.	17,127	663
*	V2X Inc.	11,981	654
*	CompoSecure Inc. Class A	31,462	607
	CRA International Inc.	3,019	606
	Tennant Co.	8,097	597
*	Evolv Technologies Holdings Inc.	82,361	590
*	Donnelley Financial Solutions Inc.	12,457	582
	TriMas Corp.	16,343	579
*	First Advantage Corp.	38,696	562
*	Thermon Group Holdings Inc.	14,789	550
*	Cimpress plc	8,202	546
	Lindsay Corp.	4,615	544
	Gorman-Rupp Co.	11,309	540
	Cadre Holdings Inc.	13,114	536
*	Proto Labs Inc.	10,529	533
*	Sezzle Inc.	8,232	523
	Schneider National Inc. Class B	17,908	475
	Deluxe Corp.	20,987	469
*	BrightView Holdings Inc.	36,394	461
*	Great Lakes Dredge & Dock Corp.	33,634	441
*	Beta Technologies Inc. Class A	15,450	436
	Allient Inc.	7,997	430
	Astec Industries Inc.	9,793	424
*	Limbach Holdings Inc.	5,413	421
*	Montrose Environmental Group Inc.	16,810	417
*	Resolute Holdings Management Inc.	2,020	417
	Barrett Business Services Inc.	11,371	412
	Alight Inc. Class A	211,164	412
*	Amprius Technologies Inc.	51,956	410
*	Alliance Laundry Holdings Inc.	19,330	393
*	Janus International Group Inc.	59,665	390
*	American Woodmark Corp.	7,168	386
	Vestis Corp.	56,355	376
	Douglas Dynamics Inc.	11,414	373
*	Forward Air Corp.	14,858	371
	Quanex Building Products Corp.	23,931	368
	Apogee Enterprises Inc.	10,054	366
	Marten Transport Ltd.	31,597	360
*	Green Dot Corp. Class A	27,515	352
	Myers Industries Inc.	18,163	340
*	Energy Recovery Inc.	24,639	332
*	Graham Corp.	5,076	326
*	Cantaloupe Inc.	30,299	322
	Greif Inc. Class B	4,131	309
*	I3 Verticals Inc. Class A	12,100	305
	National Presto Industries Inc.	2,859	305
	Insteel Industries Inc.	9,592	304
*	Babcock & Wilcox Enterprises Inc.	45,562	289
*	LightPath Technologies Inc. Class A	26,322	284
	Kforce Inc.	9,156	283
*,1	Redwire Corp.	36,557	278
	Preformed Line Products Co.	1,296	268
*	Bowman Consulting Group Ltd.	7,838	259
	Cass Information Systems Inc.	6,170	256

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Columbus McKinnon Corp.	14,700	254
*	Microvast Holdings Inc.	89,533	251
	Heartland Express Inc.	27,292	246
*	BlueLinx Holdings Inc.	3,968	244
	Ennis Inc.	13,415	242
*	Transcat Inc.	4,253	241
*	BlackSky Technology Inc.	12,726	239
	Miller Industries Inc.	6,329	237
*	Power Solutions International Inc.	4,119	235
*	Firefly Aerospace Inc.	10,473	234
*	Vishay Precision Group Inc.	6,042	233
*	Manitowoc Co. Inc.	19,161	230
	FTAI Infrastructure Inc.	49,035	226
*	International Money Express Inc.	14,001	215
*	Lightbridge Corp.	17,030	215
	Mesa Laboratories Inc.	2,715	213
	Bel Fuse Inc. Class A	1,376	209
	LSI Industries Inc.	11,333	208
*	Titan International Inc.	26,196	205
*	Atlanticus Holdings Corp.	3,058	205
*	Orion Group Holdings Inc.	20,429	203
*	CryoPort Inc.	20,974	201
	Park Aerospace Corp.	9,373	200
	Luxfer Holdings plc	14,214	192
*	Richtech Robotics Inc. Class B	58,853	190
*	Custom Truck One Source Inc.	30,818	178
*	Eve Holding Inc.	44,523	178
*	Titan Machinery Inc.	11,692	176
*	Voyager Technologies Inc. Class A	6,447	169
	Covenant Logistics Group Inc.	7,410	163
*	Mayville Engineering Co. Inc.	8,573	160
	Wabash National Corp.	17,782	154
*	Frequency Electronics Inc.	2,850	153
	Twin Disc Inc.	8,786	147
*	Hudson Technologies Inc.	21,345	146
*	Ranpak Holdings Corp.	26,360	143
	Kelly Services Inc. Class A	16,061	141
	Hyster-Yale Inc.	4,555	135
	Willis Lease Finance Corp.	990	134
	Park-Ohio Holdings Corp.	6,341	133
*	Conduent Inc.	68,792	132
*	ZipRecruiter Inc. Class A	33,520	131
*	CEA Industries Inc.	20,438	131
*	Distribution Solutions Group Inc.	4,741	130
*	Byrna Technologies Inc.	7,717	130
*	Strata Critical Medical Inc.	27,025	130
*	Cross Country Healthcare Inc.	15,919	129
*	L B Foster Co. Class A	4,719	127
*	Taylor Devices Inc.	2,114	124
*	Proficient Auto Logistics Inc.	12,910	124
*	Pattern Group Inc. Class A	10,451	121
*	Aspen Aerogels Inc.	41,919	119
*	AerSale Corp.	16,765	119
*	Innovative Solutions & Support Inc.	6,189	117
	Quad / Graphics Inc.	18,359	115
*	Hyliion Holdings Corp.	61,728	114
*	Mistras Group Inc.	8,854	112
*	Target Hospitality Corp.	13,790	110
	Information Services Group Inc.	17,814	103
*	Core Molding Technologies Inc.	5,108	102
*	Paysign Inc.	19,571	101
	Concrete Pumping Holdings Inc.	14,940	100
*	JELD-WEN Holding Inc.	40,265	99
*	3D Systems Corp.	55,905	99
*	Spire Global Inc.	13,166	99
	Resources Connection Inc.	19,455	98
*,1	Virgin Galactic Holdings Inc.	30,211	97
*	Sky Harbour Group Corp.	10,579	95
*	Repay Holdings Corp.	25,395	93
	Karat Packaging Inc.	4,045	91

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Kronos Worldwide Inc.	20,367	90
	Alta Equipment Group Inc.	19,465	90
*	SKYX Platforms Corp.	41,323	90
*	Acacia Research Corp.	23,183	87
*	Radiant Logistics Inc.	13,691	87
	Universal Logistics Holdings Inc.	5,747	87
*	Gencor Industries Inc.	6,545	85
	EVI Industries Inc.	3,388	83
*	Franklin Covey Co.	4,758	80
*	Priority Technology Holdings Inc.	14,318	78
*	FG Nexus Inc.	27,783	76
*	Velo3D Inc.	5,459	75
*	TrueBlue Inc.	15,923	72
*	M-Tron Industries Inc.	1,330	71
*	FreightCar America Inc.	6,361	70
*	TaskUS Inc. Class A	5,949	70
*	Forrester Research Inc.	7,883	64
*	Satellogic Inc. Class A	32,793	61
*	TSS Inc.	8,279	59
	Espey Mfg. & Electronics Corp.	1,231	58
*	Wrap Technologies Inc.	23,362	56
*	AIRO Group Holdings Inc.	6,805	56
*	Research Solutions Inc.	18,808	55
*	CPI Card Group Inc.	3,492	51
*	SoundThinking Inc.	5,845	47
*	Palladyne AI Corp.	10,870	46
*	AirJoule Technologies Corp.	11,338	45
*	Tecogen Inc.	8,681	43
*	PAMT Corp.	3,326	40
	BGSF Inc.	8,582	40
	Eastern Co.	1,928	38
*	Team Inc.	2,501	35
*	VirTra Inc.	8,117	34
*	AEye Inc.	17,608	32
*	Andersen Group Inc. Class A	1,221	32
*	Skillsoft Corp.	2,600	24
*	DHI Group Inc.	12,669	20
*	Cardinal Infrastructure Group Inc. Class A	588	14
*	ClearSign Technologies Corp.	20,576	11
	HireQuest Inc.	970	10
			3,783,639
Other (0.0%)[3]
*,2	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2	Aduro Biotech Inc. CVR	11,427	2
*,2	Ambit Biosciences Corp. CVR	29,736	—
*,1,2	Next Bridge Hydrocarbons Inc.	49,663	—
*,2	Carisma Therapeutics Inc. CVR	143,290	—
*,2	Magenta Therapeutics Inc. CVR	33,990	—
*,2	Neurogene Inc. CVR	4,286	—
*,2	Homology Medicines Inc. CVR	30,844	—
			5
Real Estate (2.3%)
	Welltower Inc.	327,652	60,815
	Prologis Inc.	442,019	56,428
	American Tower Corp.	223,999	39,327
	Equinix Inc.	46,890	35,925
	Simon Property Group Inc.	148,661	27,519
	Digital Realty Trust Inc.	163,843	25,348
	Realty Income Corp.	438,295	24,707
*	CBRE Group Inc. Class A	142,118	22,851
	Public Storage	75,434	19,575
	Crown Castle Inc.	207,762	18,464
	Ventas Inc.	225,186	17,425
	VICI Properties Inc.	510,730	14,362
*	CoStar Group Inc.	201,562	13,553
	Extra Space Storage Inc.	101,189	13,177
	AvalonBay Communities Inc.	67,364	12,214
	Iron Mountain Inc.	133,900	11,107
	Equity Residential	172,190	10,855

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	SBA Communications Corp.	50,944	9,854
	Weyerhaeuser Co.	342,836	8,122
	Essex Property Trust Inc.	30,762	8,050
	Mid-America Apartment Communities Inc.	56,033	7,784
	Invitation Homes Inc.	278,617	7,743
*	Jones Lang LaSalle Inc.	22,827	7,681
	Sun Communities Inc.	59,161	7,331
	WP Carey Inc.	104,959	6,755
	Kimco Realty Corp.	323,800	6,563
	Omega Healthcare Investors Inc.	140,756	6,241
	Regency Centers Corp.	87,451	6,037
	Host Hotels & Resorts Inc.	327,646	5,809
	UDR Inc.	158,008	5,796
	Gaming & Leisure Properties Inc.	128,346	5,736
	Camden Property Trust	50,848	5,597
	Healthpeak Properties Inc.	333,019	5,355
	Equity LifeStyle Properties Inc.	87,781	5,320
*	Zillow Group Inc. Class C	77,523	5,289
	Lamar Advertising Co. Class A	41,515	5,255
	BXP Inc.	75,662	5,106
	American Homes 4 Rent Class A	151,051	4,849
	EastGroup Properties Inc.	25,334	4,513
	Rexford Industrial Realty Inc.	111,107	4,302
	Federal Realty Investment Trust	41,508	4,184
	American Healthcare REIT Inc.	88,163	4,149
	Alexandria Real Estate Equities Inc.	82,615	4,043
	CubeSmart	109,481	3,947
	Agree Realty Corp.	54,532	3,928
	Brixmor Property Group Inc.	147,093	3,857
	CareTrust REIT Inc.	105,624	3,819
	First Industrial Realty Trust Inc.	63,630	3,644
	NNN REIT Inc.	90,280	3,578
	STAG Industrial Inc.	89,572	3,293
	Terreno Realty Corp.	49,384	2,899
	Healthcare Realty Trust Inc.	169,278	2,869
*	Compass Inc. Class A	267,996	2,833
	Essential Properties Realty Trust Inc.	94,678	2,808
	Vornado Realty Trust	82,549	2,747
	Ryman Hospitality Properties Inc.	28,442	2,691
	Kite Realty Group Trust	103,686	2,485
*	Opendoor Technologies Inc.	387,346	2,258
	Sabra Health Care REIT Inc.	117,384	2,223
	Macerich Co.	120,009	2,215
	Millrose Properties Inc.	73,774	2,204
	Phillips Edison & Co. Inc.	59,475	2,115
	Kilroy Realty Corp.	56,401	2,108
	Cousins Properties Inc.	79,464	2,049
	Independence Realty Trust Inc.	115,373	2,017
	HA Sustainable Infrastructure Capital Inc.	61,519	1,933
	Tanger Inc.	55,183	1,841
	EPR Properties	36,163	1,804
*	Cushman & Wakefield Ltd.	110,617	1,791
	Outfront Media Inc.	72,506	1,747
*	Zillow Group Inc. Class A	25,282	1,725
	Americold Realty Trust Inc.	132,060	1,698
	National Health Investors Inc.	21,875	1,671
	Rayonier Inc.	76,906	1,665
	SL Green Realty Corp.	34,779	1,595
	COPT Defense Properties	54,949	1,528
	Broadstone Net Lease Inc.	85,356	1,483
	PotlatchDeltic Corp.	34,582	1,376
	DigitalBridge Group Inc.	89,216	1,369
	Highwoods Properties Inc.	51,084	1,319
	LXP Industrial Trust	26,252	1,302
	Acadia Realty Trust	61,567	1,265
	Four Corners Property Trust Inc.	51,435	1,186
	Apple Hospitality REIT Inc.	99,625	1,181
	Newmark Group Inc. Class A	66,717	1,157
	Lineage Inc.	32,795	1,148
	Urban Edge Properties	59,376	1,139

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Howard Hughes Holdings Inc.	13,797	1,101
	Curbline Properties Corp.	46,866	1,088
	InvenTrust Properties Corp.	38,414	1,084
	Medical Properties Trust Inc.	213,657	1,068
	St. Joe Co.	17,282	1,026
	National Storage Affiliates Trust	32,617	920
	Global Net Lease Inc.	102,013	877
	Douglas Emmett Inc.	79,423	873
	Park Hotels & Resorts Inc.	83,217	870
	DiamondRock Hospitality Co.	92,660	830
	Sunstone Hotel Investors Inc.	88,942	795
	LTC Properties Inc.	23,065	793
	Getty Realty Corp.	28,584	782
	Alexander & Baldwin Inc.	34,707	716
	NETSTREIT Corp.	40,448	713
	Elme Communities	39,830	693
	Innovative Industrial Properties Inc.	13,937	660
*	Anywhere Real Estate Inc.	45,127	639
	Sila Realty Trust Inc.	27,106	632
	Xenia Hotels & Resorts Inc.	43,647	617
	Pebblebrook Hotel Trust	52,833	598
	UMH Properties Inc.	37,313	594
	RLJ Lodging Trust	71,687	534
	Piedmont Realty Trust Inc.	60,395	504
	JBG SMITH Properties	28,999	493
	Kennedy-Wilson Holdings Inc.	49,361	477
	Centerspace	7,145	477
	Easterly Government Properties Inc.	21,852	463
	Veris Residential Inc.	30,903	460
	Diversified Healthcare Trust	94,717	459
	American Assets Trust Inc.	23,012	436
	Empire State Realty Trust Inc. Class A	66,943	436
	Smartstop Self Storage REIT Inc.	13,677	423
	eXp World Holdings Inc.	46,602	422
	Apartment Investment & Management Co. Class A	66,703	396
	Safehold Inc.	28,260	387
	Plymouth Industrial REIT Inc.	16,280	356
	Whitestone REIT	24,083	334
	CBL & Associates Properties Inc.	8,644	320
	NexPoint Residential Trust Inc.	10,105	304
	CTO Realty Growth Inc.	15,689	289
	Marcus & Millichap Inc.	10,505	287
	Armada Hoffler Properties Inc.	41,418	274
	Summit Hotel Properties Inc.	54,946	268
*	Hudson Pacific Properties Inc.	24,604	266
	Universal Health Realty Income Trust	6,631	260
	Peakstone Realty Trust REIT	17,879	257
	Brandywine Realty Trust	86,155	252
	Community Healthcare Trust Inc.	14,747	242
	Gladstone Commercial Corp.	21,342	228
*	Forestar Group Inc.	9,188	226
	Farmland Partners Inc.	22,338	216
	Saul Centers Inc.	6,383	201
	NET Lease Office Properties	7,075	182
	Chatham Lodging Trust	24,812	169
	Gladstone Land Corp.	18,110	166
	One Liberty Properties Inc.	8,111	165
	FrontView REIT Inc.	11,095	164
*	Tejon Ranch Co.	10,322	163
	Global Medical REIT Inc.	4,630	156
	Industrial Logistics Properties Trust	27,535	153
*	FRP Holdings Inc.	6,382	145
	City Office REIT Inc.	20,087	140
	BRT Apartments Corp.	9,291	137
	Service Properties Trust	72,496	133
	Postal Realty Trust Inc. Class A	7,921	128
*	Stratus Properties Inc.	4,990	121
	Braemar Hotels & Resorts Inc.	41,427	119
	SITE Centers Corp.	17,826	114
*	Maui Land & Pineapple Co. Inc.	6,316	107

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Alexander's Inc.	459	100
	RMR Group Inc. Class A	6,703	100
*	Douglas Elliman Inc.	42,189	100
*	Seaport Entertainment Group Inc.	4,945	98
*	Star Holdings	11,299	93
	Alpine Income Property Trust Inc.	5,409	90
	Modiv Industrial Inc.	6,088	88
	Orion Properties Inc.	34,834	79
*	RE / MAX Holdings Inc. Class A	10,246	78
*	Seritage Growth Properties Class A	21,810	71
*,1	Fermi Inc.	5,173	41
*	Altisource Portfolio Solutions SA	3,606	25
	Bluerock Homes Trust Inc.	2,283	24
			708,991
Technology (38.3%)
	NVIDIA Corp.	11,028,886	2,056,887
	Apple Inc.	7,059,283	1,919,137
	Microsoft Corp.	3,550,618	1,717,150
	Alphabet Inc. Class A	2,779,539	869,996
	Broadcom Inc.	2,256,314	780,910
	Alphabet Inc. Class C	2,195,969	689,095
	Meta Platforms Inc. Class A	1,040,574	686,872
*	Palantir Technologies Inc. Class A	1,037,165	184,356
*	Advanced Micro Devices Inc.	778,236	166,667
	Oracle Corp.	817,529	159,345
	Micron Technology Inc.	537,922	153,528
	International Business Machines Corp.	446,592	132,285
	Salesforce Inc.	432,621	114,606
	Lam Research Corp.	600,612	102,813
	Applied Materials Inc.	381,028	97,920
	Intuit Inc.	133,004	88,105
	QUALCOMM Inc.	511,871	87,556
*	AppLovin Corp. Class A	117,609	79,247
	Amphenol Corp. Class A	585,270	79,093
	KLA Corp.	62,805	76,313
*	ServiceNow Inc.	496,459	76,053
	Texas Instruments Inc.	434,163	75,323
*	Intel Corp.	1,938,955	71,547
*	Adobe Inc.	200,210	70,071
	Analog Devices Inc.	234,023	63,467
*	Palo Alto Networks Inc.	333,680	61,464
*	Crowdstrike Holdings Inc. Class A	113,978	53,428
*	Synopsys Inc.	88,686	41,658
*	Cadence Design Systems Inc.	129,940	40,617
*	DoorDash Inc. Class A	164,905	37,348
	Marvell Technology Inc.	411,771	34,992
*	Snowflake Inc.	154,245	33,835
	Corning Inc.	370,349	32,428
	TE Connectivity plc	140,368	31,935
*	Autodesk Inc.	101,208	29,959
	Vertiv Holdings Co. Class A	182,452	29,559
*	Cloudflare Inc. Class A	143,570	28,305
	Western Digital Corp.	163,233	28,120
	Seagate Technology Holdings plc	101,861	28,051
*	Fortinet Inc.	301,725	23,960
	Roper Technologies Inc.	51,399	22,879
*	Workday Inc. Class A	101,550	21,811
*	Datadog Inc. Class A	155,129	21,096
	Monolithic Power Systems Inc.	21,734	19,699
*	Strategy Inc.	127,679	19,401
	Dell Technologies Inc. Class C	152,526	19,200
	Cognizant Technology Solutions Corp. Class A	230,393	19,123
	Microchip Technology Inc.	258,156	16,450
*	Sandisk Corp.	66,515	15,789
*	MongoDB Inc.	36,839	15,461
	Hewlett Packard Enterprise Co.	630,133	15,136
	Teradyne Inc.	74,732	14,465
*	Reddit Inc. Class A	62,468	14,360
*	Coherent Corp.	74,955	13,834

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Atlassian Corp. Ltd. Class A	80,149	12,995
*	Zscaler Inc.	49,405	11,112
	Jabil Inc.	48,576	11,076
	Leidos Holdings Inc.	60,948	10,995
*	Astera Labs Inc.	64,472	10,726
*	Credo Technology Group Holding Ltd.	74,270	10,687
*	Flex Ltd.	176,093	10,640
*,1	CoreWeave Inc. Class A	147,432	10,558
*	ON Semiconductor Corp.	192,076	10,401
*	Zoom Communications Inc.	120,102	10,364
*	Pure Storage Inc. Class A	149,064	9,989
*	PTC Inc.	57,315	9,985
	HP Inc.	446,752	9,954
*	Twilio Inc. Class A	68,720	9,775
	NetApp Inc.	91,185	9,765
	VeriSign Inc.	39,715	9,649
*	HubSpot Inc.	23,710	9,515
*	Tyler Technologies Inc.	20,570	9,338
	SS&C Technologies Holdings Inc.	99,160	8,669
	CDW Corp.	62,212	8,473
*	Toast Inc. Class A	232,492	8,256
*	Gartner Inc.	32,650	8,237
	Qnity Electronics Inc.	99,683	8,139
*	Guidewire Software Inc.	40,428	8,126
*	GoDaddy Inc. Class A	64,521	8,006
*	Fabrinet	17,102	7,786
*	Unity Software Inc.	163,373	7,216
	Gen Digital Inc. (XNGS)	264,186	7,183
*	Super Micro Computer Inc. (XNGS)	242,524	7,099
*	F5 Inc.	27,659	7,060
*	Pinterest Inc. Class A	270,381	7,000
*	Okta Inc.	80,518	6,962
*	IonQ Inc.	152,343	6,836
*	Nutanix Inc. Class A	128,259	6,630
*	Docusign Inc.	95,912	6,560
*	Dynatrace Inc.	143,760	6,231
	Entegris Inc.	72,457	6,104
*	Akamai Technologies Inc.	68,511	5,978
*	CACI International Inc. Class A	10,547	5,620
*	MACOM Technology Solutions Holdings Inc.	32,076	5,494
*	Samsara Inc. Class A	149,980	5,317
*	Dayforce Inc.	76,023	5,258
	TD SYNNEX Corp.	34,967	5,253
*	EPAM Systems Inc.	25,134	5,149
*	Manhattan Associates Inc.	28,844	4,999
*	Rubrik Inc. Class A	64,471	4,931
*	Lattice Semiconductor Corp.	65,632	4,829
*	Rambus Inc.	50,969	4,684
	Skyworks Solutions Inc.	70,489	4,470
*	Procore Technologies Inc.	59,357	4,318
*	Snap Inc. Class A	528,801	4,267
*	Maplebear Inc.	94,640	4,257
*	D-Wave Quantum Inc.	157,461	4,118
*	Confluent Inc. Class A	128,478	3,885
	Paycom Software Inc.	24,266	3,867
	Advanced Energy Industries Inc.	18,148	3,800
*	SiTime Corp.	10,619	3,751
*	Qorvo Inc.	44,292	3,743
*	Sanmina Corp.	24,897	3,736
*	Onto Innovation Inc.	23,576	3,722
	Match Group Inc.	112,101	3,620
*	Rigetti Computing Inc.	149,043	3,301
*	Semtech Corp.	44,217	3,258
*	TTM Technologies Inc.	47,121	3,251
*	Elastic NV	43,046	3,247
*	UiPath Inc. Class A	195,193	3,199
*	JFrog Ltd.	47,946	2,995
*	Applied Digital Corp.	120,194	2,947
*	Kyndryl Holdings Inc.	110,249	2,928
*	Cirrus Logic Inc.	24,337	2,884

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ServiceTitan Inc. Class A	26,750	2,849
*	Arrow Electronics Inc.	24,606	2,711
*	Commvault Systems Inc.	21,325	2,673
	Bentley Systems Inc. Class B	69,780	2,663
*	Cipher Mining Inc.	179,291	2,646
	Pegasystems Inc.	44,070	2,632
	Universal Display Corp.	21,766	2,542
	KBR Inc.	61,440	2,470
*	Appfolio Inc. Class A	10,419	2,424
*	Gitlab Inc. Class A	63,180	2,371
*	Dropbox Inc. Class A	83,207	2,313
*	SentinelOne Inc. Class A	154,168	2,313
*	CCC Intelligent Solutions Holdings Inc.	289,798	2,304
	Amkor Technology Inc.	58,238	2,299
*	Qualys Inc.	17,053	2,266
*	Life360 Inc.	35,208	2,258
*	Impinj Inc.	12,905	2,246
	Science Applications International Corp.	21,493	2,163
*	Klaviyo Inc. Class A	65,921	2,140
*	Hut 8 Corp.	45,599	2,095
*	Workiva Inc.	23,856	2,058
*	Core Scientific Inc.	141,132	2,055
*	FormFactor Inc.	36,791	2,052
*	Q2 Holdings Inc.	28,158	2,032
*	Silicon Laboratories Inc.	15,345	2,006
*	Novanta Inc.	16,828	2,002
*	Terawulf Inc.	170,504	1,959
*	Zeta Global Holdings Corp. Class A	95,852	1,951
*	Box Inc. Class A	65,207	1,950
	Avnet Inc.	39,408	1,895
*	Plexus Corp.	12,849	1,889
	Dolby Laboratories Inc. Class A	29,063	1,866
*,1	SoundHound AI Inc. Class A	185,862	1,853
*	Varonis Systems Inc.	54,416	1,785
*	DigitalOcean Holdings Inc.	33,564	1,615
*	Parsons Corp.	25,877	1,599
*	SPS Commerce Inc.	17,438	1,554
*	Allegro MicroSystems Inc.	57,527	1,518
*	Blackbaud Inc.	23,340	1,478
	Clear Secure Inc. Class A	41,626	1,460
*	Agilysys Inc.	12,130	1,442
*	Cargurus Inc.	36,811	1,412
*	Freshworks Inc. Class A	115,180	1,411
*	Braze Inc. Class A	40,757	1,398
*	BlackLine Inc.	24,929	1,378
*	Ambarella Inc.	19,420	1,376
*	Tenable Holdings Inc.	56,238	1,323
*	Synaptics Inc.	17,047	1,262
*	Intapp Inc.	27,498	1,260
*	Teradata Corp.	41,253	1,256
*	DXC Technology Co.	85,536	1,253
*	nCino Inc.	48,773	1,251
*	ZoomInfo Technologies Inc.	122,165	1,242
*	Insight Enterprises Inc.	14,924	1,216
*	IAC Inc.	30,922	1,209
*	Xometry Inc. Class A	20,269	1,205
*	Axcelis Technologies Inc.	14,880	1,195
*	Cleanspark Inc.	116,623	1,180
*	Alarm.com Holdings Inc.	22,425	1,144
	ePlus Inc.	12,938	1,135
*,1	BigBear.ai Holdings Inc.	209,731	1,133
*	Magnite Inc.	68,161	1,106
*	RingCentral Inc. Class A	38,020	1,098
*	Trump Media & Technology Group Corp.	82,784	1,096
*	Diodes Inc.	21,921	1,082
	Concentrix Corp.	25,119	1,044
*	Quantum Computing Inc.	96,862	994
*	AvePoint Inc.	70,928	985
*	ACM Research Inc. Class A	24,225	956
	CSG Systems International Inc.	12,410	952

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Power Integrations Inc.	26,091	927
*	NetScout Systems Inc.	33,975	919
	Adeia Inc.	51,814	894
*	Yelp Inc.	29,361	892
*	nLight Inc.	22,777	854
*	Progress Software Corp.	19,357	832
	Vishay Intertechnology Inc.	57,039	826
*	Photronics Inc.	25,504	816
*	LiveRamp Holdings Inc.	27,466	807
*	Diebold Nixdorf Inc.	11,696	794
*	C3.ai Inc. Class A	58,593	790
*	Alkami Technology Inc.	34,143	788
*	Veeco Instruments Inc.	27,191	777
*	IPG Photonics Corp.	10,735	769
*	DoubleVerify Holdings Inc.	66,255	758
*	Rogers Corp.	8,162	747
*	Innodata Inc.	14,533	740
	Benchmark Electronics Inc.	16,968	726
*	Five9 Inc.	36,070	723
*	NextNav Inc.	43,337	721
*	Onestream Inc.	38,793	713
*	Figure Technology Solutions Inc. Class A	16,787	686
*	NCR Voyix Corp.	66,830	682
*	Navitas Semiconductor Corp.	94,483	675
*	MaxLinear Inc.	38,574	672
*	Fastly Inc. Class A	65,305	665
*	Ziff Davis Inc.	18,655	656
*	PAR Technology Corp.	18,047	655
*	Vertex Inc. Class A	32,441	648
*	Appian Corp. Class A	18,039	639
	CTS Corp.	14,796	634
	A10 Networks Inc.	35,570	629
*	Ouster Inc.	27,691	599
*	SailPoint Inc.	28,074	568
*	PagerDuty Inc.	43,077	565
*	Asana Inc. Class A	40,307	553
*	Ultra Clean Holdings Inc.	21,804	552
*	Cohu Inc.	21,774	507
*	Jamf Holding Corp.	38,834	505
*	Penguin Solutions Inc.	25,193	493
*	Amplitude Inc. Class A	41,491	480
*	Rapid7 Inc.	31,087	473
*	Schrodinger Inc.	26,408	472
*	Sprinklr Inc. Class A	59,708	465
*	ScanSource Inc.	10,672	417
*	Yext Inc.	50,855	410
*	Netskope Inc. Class A	23,087	405
*	PDF Solutions Inc.	13,574	387
*	Daktronics Inc.	18,619	368
*	EverQuote Inc. Class A	13,409	362
*	NIQ Global Intelligence plc	21,609	356
*	AXT Inc.	21,718	355
*	Blend Labs Inc. Class A	111,878	340
*	Kimball Electronics Inc.	12,114	337
	Red Violet Inc.	5,763	328
*,1	Serve Robotics Inc.	31,445	326
*	SEMrush Holdings Inc. Class A	26,703	317
*	Powerfleet Inc. NJ	57,183	304
*	N-able Inc.	40,551	303
*	Grid Dynamics Holdings Inc.	32,477	293
*	Ichor Holdings Ltd.	15,837	292
*	indie Semiconductor Inc. Class A	82,495	291
*	Navan Inc. Class A	16,733	286
*,1	Rumble Inc.	44,549	282
*	Sprout Social Inc. Class A	24,944	281
*	SkyWater Technology Inc.	15,239	277
*	Digital Turbine Inc.	53,058	265
*	Aehr Test Systems	12,988	262
*	CEVA Inc.	11,995	258
	PC Connection Inc.	4,445	257

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Nextdoor Holdings Inc.	115,517	243
*	NerdWallet Inc. Class A	17,834	242
	Shutterstock Inc.	12,634	241
	Climb Global Solutions Inc.	2,266	233
*	Alpha & Omega Semiconductor Ltd.	11,532	228
*	Weave Communications Inc.	29,923	227
*	Mitek Systems Inc.	21,015	222
*	Arteris Inc.	14,349	222
	OneSpan Inc.	17,119	220
*	Angi Inc.	16,763	217
*	Veritone Inc.	46,378	216
*	Groupon Inc.	12,215	215
*	Bandwidth Inc. Class A	13,764	213
*	Cerence Inc.	18,602	199
*	Aeva Technologies Inc.	14,327	190
*	Grindr Inc.	13,631	185
*	Ibotta Inc. Class A	7,711	175
*	Via Transportation Inc. Class A	6,049	175
*	Kopin Corp.	73,258	171
	NVE Corp.	2,781	165
*	Mediaalpha Inc. Class A	12,376	160
*	Commerce.com Inc.	36,948	152
*	PubMatic Inc. Class A	17,178	152
*	Consensus Cloud Solutions Inc.	6,844	149
	Xerox Holdings Corp.	61,784	146
*	ON24 Inc.	18,248	145
	Hackett Group Inc.	7,346	144
*	Simulations Plus Inc.	7,757	141
*	Bumble Inc. Class A	38,913	139
*	SmartRent Inc.	68,966	139
*	Domo Inc. Class B	15,911	134
*	CS Disco Inc.	17,271	134
	Methode Electronics Inc.	19,069	127
*	Tucows Inc. Class A	5,420	122
*	Eventbrite Inc. Class A	26,954	120
*	Telos Corp.	23,529	120
*	Aeluma Inc.	6,692	115
	Immersion Corp.	16,646	113
*	Everspin Technologies Inc.	11,872	110
*	Asure Software Inc.	11,625	109
*	Rimini Street Inc.	27,558	107
*	1stdibs.com Inc.	17,422	104
*	Kaltura Inc.	58,140	95
*	Viant Technology Inc. Class A	7,806	94
*	Backblaze Inc. Class A	19,508	91
*	MicroVision Inc.	104,855	87
*	Ambiq Micro Inc.	3,041	87
*	eGain Corp.	8,274	85
*	One Stop Systems Inc.	11,905	85
*	TrueCar Inc.	34,588	78
*	Unisys Corp.	27,349	75
*	TechTarget Inc.	13,982	75
*	Datavault AI Inc.	113,021	74
*	Intellicheck Inc.	10,862	73
	ReposiTrak Inc.	5,875	73
*	Amtech Systems Inc.	5,730	72
*	Getty Images Holdings Inc.	53,615	72
*	Duos Technologies Group Inc.	6,427	72
*	Digimarc Corp.	10,311	68
*	GSI Technology Inc.	11,028	68
	CSP Inc.	5,406	68
	Richardson Electronics Ltd.	6,173	67
*	Blaize Holdings Inc.	33,726	66
*	Arena Group Holdings Inc.	14,860	59
*	Rekor Systems Inc.	40,144	55
*	inTEST Corp.	7,321	55
*	BTCS Inc.	20,877	55
*	AudioEye Inc.	5,086	51
*	Identiv Inc.	12,931	50
*	KULR Technology Group Inc.	16,945	50

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Rackspace Technology Inc.	46,340	45
*	GCT Semiconductor Holding Inc.	36,496	44
*	Quantum Corp.	6,766	44
*	Expensify Inc. Class A	28,100	42
*	Synchronoss Technologies Inc.	4,888	42
*	VirnetX Holding Corp.	2,409	40
*	Nuburu Inc.	245,219	39
*	Wolfspeed Inc. (XNYS)	2,119	37
*	Airship AI Holdings Inc.	12,346	36
*	WM Technology Inc.	41,877	35
*	Atomera Inc.	13,078	29
*	TransAct Technologies Inc.	7,051	28
*	Upland Software Inc.	19,213	27
*,1	Stubhub Holdings Inc. Class A	1,961	27
*	Key Tronic Corp.	8,842	25
	BitMine Immersion Technologies Inc.	908	25
*	PSQ Holdings Inc.	23,585	24
*	Inuvo Inc.	8,456	21
*	Pixelworks Inc.	2,413	15
*	Vivid Seats Inc. Class A	2,095	15
*	LivePerson Inc.	2,945	11
*	Gloo Holdings Inc. Class A	1,787	10
*	FiscalNote Holdings Inc.	5,554	8
*,1	Wolfspeed Inc.	59,231	6
			12,017,228
Telecommunications (1.8%)
	Cisco Systems Inc.	1,698,000	130,797
	AT&T Inc.	3,386,890	84,130
	Verizon Communications Inc.	1,812,951	73,842
*	Arista Networks Inc.	481,841	63,136
	Comcast Corp. Class A	1,738,377	51,960
	T-Mobile US Inc.	214,367	43,525
	Motorola Solutions Inc.	79,750	30,570
*	Ciena Corp.	67,366	15,755
*	Lumentum Holdings Inc.	33,792	12,455
*	Charter Communications Inc. Class A	40,117	8,374
*	AST SpaceMobile Inc.	106,868	7,762
*	EchoStar Corp. Class A	63,660	6,920
*	Roku Inc.	62,360	6,765
*	Frontier Communications Parent Inc.	119,481	4,549
	InterDigital Inc.	12,349	3,932
*	Lumen Technologies Inc.	438,679	3,409
*	Liberty Broadband Corp. Class C	56,184	2,731
*	Viasat Inc.	61,097	2,105
*	Viavi Solutions Inc.	106,912	1,905
*	CommScope Holding Co. Inc.	99,797	1,809
	Telephone & Data Systems Inc.	43,878	1,799
*	Calix Inc.	28,289	1,497
*	Globalstar Inc.	24,438	1,492
*	Applied Optoelectronics Inc.	31,184	1,087
*	Extreme Networks Inc.	61,601	1,026
	Uniti Group Inc.	114,274	801
	Iridium Communications Inc.	44,921	781
*	Digi International Inc.	17,565	760
*	GCI Liberty Inc. Class C	17,122	637
	IDT Corp. Class B	9,927	508
	Cogent Communications Holdings Inc.	22,548	486
*	Harmonic Inc.	48,447	479
	Array Digital Infrastructure Inc.	8,284	444
*	fuboTV Inc. Class A	169,242	426
*	Liberty Broadband Corp. Class A	8,414	406
*	ADTRAN Holdings Inc.	39,696	345
*	NETGEAR Inc.	13,060	320
	Shenandoah Telecommunications Co.	25,385	293
	Cable One Inc.	2,375	268
*	Lightwave Logic Inc.	65,611	213
*	Optimum Communications Inc. Class A	122,225	202
*	Clearfield Inc.	6,194	181
*	Gogo Inc.	35,784	167

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ooma Inc.	13,218	155
*	Xperi Inc.	24,570	144
*	8x8 Inc.	72,629	143
*	Ribbon Communications Inc.	42,263	122
*	BK Technologies Corp.	1,564	117
*	Aviat Networks Inc.	5,416	116
	ATN International Inc.	4,873	111
	Spok Holdings Inc.	8,369	110
*	Lantronix Inc.	17,211	101
*	Comtech Telecommunications Corp.	17,717	94
*	KVH Industries Inc.	9,399	66
*	Inseego Corp.	6,265	64
*	Crexendo Inc.	9,728	63
*	Anterix Inc.	2,679	58
*	GCI Liberty Inc. Class A	1,192	44
*,2	GCI Liberty Inc.	82,371	—
			572,557
Utilities (2.5%)
	NextEra Energy Inc.	996,087	79,966
	Constellation Energy Corp.	149,155	52,692
	Southern Co.	526,214	45,886
	Duke Energy Corp.	372,219	43,628
	Waste Management Inc.	192,646	42,326
	American Electric Power Co. Inc.	255,686	29,483
	Sempra	311,765	27,526
	Vistra Corp.	161,756	26,096
	Dominion Energy Inc.	407,817	23,894
	Waste Connections Inc. (XTSE)	122,111	21,413
	Exelon Corp.	486,113	21,190
	Xcel Energy Inc.	282,608	20,873
	Republic Services Inc.	96,093	20,365
	Entergy Corp.	213,281	19,714
	Public Service Enterprise Group Inc.	238,019	19,113
	Consolidated Edison Inc.	172,386	17,121
	WEC Energy Group Inc.	156,579	16,513
	PG&E Corp.	1,019,916	16,390
	NRG Energy Inc.	91,366	14,549
	Atmos Energy Corp.	77,074	12,920
	Ameren Corp.	129,225	12,904
	American Water Works Co. Inc.	93,362	12,184
	Eversource Energy	178,932	12,047
	CenterPoint Energy Inc.	311,100	11,928
	FirstEnergy Corp.	262,068	11,733
	PPL Corp.	334,467	11,713
	Edison International	183,136	10,992
	DTE Energy Co.	84,312	10,875
	CMS Energy Corp.	146,090	10,216
	NiSource Inc.	228,078	9,525
*	Talen Energy Corp.	21,847	8,189
	Alliant Energy Corp.	123,213	8,010
	Evergy Inc.	109,429	7,932
*	Clean Harbors Inc.	22,979	5,388
	Essential Utilities Inc.	133,839	5,134
	Pinnacle West Capital Corp.	56,628	5,023
	AES Corp.	340,608	4,884
	OGE Energy Corp.	99,956	4,268
*	Oklo Inc.	55,766	4,002
	UGI Corp.	102,278	3,828
	National Fuel Gas Co.	43,259	3,463
	IDACORP Inc.	25,690	3,251
	Ormat Technologies Inc. (XNYS)	27,694	3,059
	TXNM Energy Inc.	50,749	2,988
*	Casella Waste Systems Inc. Class A	29,876	2,926
	Portland General Electric Co.	53,576	2,571
	Black Hills Corp.	36,368	2,525
	Southwest Gas Holdings Inc.	30,564	2,446
	ONE Gas Inc.	28,549	2,205
	New Jersey Resources Corp.	47,231	2,178
	Spire Inc.	26,263	2,172

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	MDU Resources Group Inc.	104,282	2,036
*	Sunrun Inc.	105,532	1,942
	Northwestern Energy Group Inc.	29,134	1,880
	Avista Corp.	38,696	1,491
	Chesapeake Utilities Corp.	11,136	1,389
	American States Water Co.	19,111	1,385
	MGE Energy Inc.	17,168	1,346
	California Water Service Group	29,486	1,278
*	NuScale Power Corp.	81,758	1,159
*	Hawaiian Electric Industries Inc.	83,669	1,029
	Clearway Energy Inc. Class C	28,331	942
	Clearway Energy Inc. Class A	28,244	887
	Northwest Natural Holding Co.	18,459	863
	H2O America	15,489	759
*	Enviri Corp.	33,568	602
	Middlesex Water Co.	9,241	466
*,1	NANO Nuclear Energy Inc.	18,293	439
	Unitil Corp.	8,063	391
	Excelerate Energy Inc. Class A	11,547	324
	Consolidated Water Co. Ltd.	8,036	284
	York Water Co.	7,773	247
*	Cadiz Inc.	28,625	161
	Artesian Resources Corp. Class A	4,852	153
	Genie Energy Ltd. Class B	10,958	151
*	Perma-Fix Environmental Services Inc.	9,152	115
*	Pure Cycle Corp.	9,164	101
*	ALT5 Sigma Corp.	58,081	64
	RGC Resources Inc.	2,841	61
*	Arq Inc.	16,504	54
*	Net Power Inc.	19,230	44
*	Quest Resource Holding Corp.	15,072	28
			794,288
Total Common Stocks (Cost $8,280,863)			31,249,159
Warrants (0.0%)
*	Opendoor Technologies Inc. Exp. 11/20/2026 (XNGS)	1	—
*	Opendoor Technologies Inc. Exp. 11/20/2026	1	—
Total Warrants (Cost $—)			—
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5]	Vanguard Market Liquidity Fund, 3.780% (Cost $84,750)	847,563	84,756
Total Investments (100.0%) (Cost $8,365,613)			31,333,915
Other Assets and Liabilities—Net (0.0%)			3,182
Net Assets (100%)			31,337,097
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,631.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $8,557 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Institutional Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	15	1,874	(57)
E-mini S&P 500 Index	March 2026	243	83,744	(527)
E-mini S&P Mid-Cap 400 Index	March 2026	30	9,976	(154)
				(738)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	8/31/2026	BANA	325	(4.320)	—	(10)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,280,863)	31,249,159
Affiliated Issuers (Cost $84,750)	84,756
Total Investments in Securities	31,333,915
Investment in Vanguard	743
Cash	215
Cash Collateral Pledged—Futures Contracts	5,868
Receivables for Investment Securities Sold	191
Receivables for Accrued Income	17,280
Receivables for Capital Shares Issued	28,291
Total Assets	31,386,503
Liabilities
Payables for Investment Securities Purchased	72
Collateral for Securities on Loan	8,557
Payables for Capital Shares Redeemed	39,733
Payables to Vanguard	284
Variation Margin Payable—Futures Contracts	750
Unrealized Depreciation—Over-the-Counter Swap Contracts	10
Total Liabilities	49,406
Net Assets	31,337,097
1 Includes $7,631 of securities on loan.
At December 31, 2025, net assets consisted of:

Paid-in Capital	8,313,315
Total Distributable Earnings (Loss)	23,023,782
Net Assets	31,337,097

Institutional Shares—Net Assets
Applicable to 16,460,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,858,414
Net Asset Value Per Share—Institutional Shares	$112.90

Institutional Plus Shares—Net Assets
Applicable to 261,151,737 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,478,683
Net Asset Value Per Share—Institutional Plus Shares	$112.88

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	363,949
Interest[2]	1,225
Securities Lending—Net	2,437
Total Income	367,611
Expenses
The Vanguard Group—Note B
Investment Advisory Services	490
Management and Administrative—Institutional Shares	384
Management and Administrative—Institutional Plus Shares	3,739
Marketing and Distribution—Institutional Shares	49
Marketing and Distribution—Institutional Plus Shares	804
Custodian Fees	252
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Institutional Shares	26
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	225
Trustees’ Fees and Expenses	17
Other Expenses	40
Total Expenses	6,058
Net Investment Income	361,553
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,442,323
Futures Contracts	(6,921)
Swap Contracts	(6)
Foreign Currencies	—
Realized Net Gain (Loss)	1,435,396
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,000,018
Futures Contracts	1,469
Swap Contracts	(10)
Change in Unrealized Appreciation (Depreciation)	3,001,477
Net Increase (Decrease) in Net Assets Resulting from Operations	4,798,426
1	Dividends are net of foreign withholding taxes of $42.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,109, ($1), and ($10), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $931,082 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	361,553	413,288
Realized Net Gain (Loss)	1,435,396	6,159,058
Change in Unrealized Appreciation (Depreciation)	3,001,477	154,130
Net Increase (Decrease) in Net Assets Resulting from Operations	4,798,426	6,726,476
Distributions
Institutional Shares	(48,295)	(43,322)
Institutional Plus Shares	(785,752)	(804,080)
Total Distributions	(834,047)	(847,402)
Capital Share Transactions
Institutional Shares	13,906	7,002
Institutional Plus Shares	(1,559,533)	(8,198,909)
Net Increase (Decrease) from Capital Share Transactions	(1,545,627)	(8,191,907)
Total Increase (Decrease)	2,418,752	(2,312,833)
Net Assets
Beginning of Period	28,918,345	31,231,178
End of Period	31,337,097	28,918,345

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$99.10	$82.37	$67.05	$88.21	$73.97
Investment Operations
Net Investment Income[1]	1.264	1.231	1.204	1.131	1.086
Net Realized and Unrealized Gain (Loss) on Investments	15.510	18.255	16.099	(17.949)	17.890
Total from Investment Operations	16.774	19.486	17.303	(16.818)	18.976
Distributions
Dividends from Net Investment Income	(1.278)	(1.295)	(1.209)	(1.143)	(1.100)
Distributions from Realized Capital Gains	(1.696)	(1.461)	(.774)	(3.199)	(3.636)
Total Distributions	(2.974)	(2.756)	(1.983)	(4.342)	(4.736)
Net Asset Value, End of Period	$112.90	$99.10	$82.37	$67.05	$88.21
Total Return	17.15%	23.77%	26.05%	-19.49%	25.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,858	$1,621	$1,350	$907	$757
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[2]	0.03%[2]	0.03%[2]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.33%	1.61%	1.55%	1.30%
Portfolio Turnover Rate	5%[3]	4%[3]	8%	8%[3]	5%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$99.08	$82.35	$67.03	$88.19	$73.96
Investment Operations
Net Investment Income[1]	1.273	1.230	1.192	1.132	1.095
Net Realized and Unrealized Gain (Loss) on Investments	15.509	18.256	16.109	(17.949)	17.877
Total from Investment Operations	16.782	19.486	17.301	(16.817)	18.972
Distributions
Dividends from Net Investment Income	(1.286)	(1.295)	(1.208)	(1.145)	(1.108)
Distributions from Realized Capital Gains	(1.696)	(1.461)	(.773)	(3.198)	(3.634)
Total Distributions	(2.982)	(2.756)	(1.981)	(4.343)	(4.742)
Net Asset Value, End of Period	$112.88	$99.08	$82.35	$67.03	$88.19
Total Return	17.16%	23.77%	26.05%	-19.49%	25.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,479	$27,297	$29,881	$24,515	$35,100
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%[2]	0.02%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.33%	1.60%	1.54%	1.31%
Portfolio Turnover Rate	5%[3]	4%[3]	8%	8%[3]	5%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Institutional Total Stock Market Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes. The portion of distributions that exceed a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $743,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Total Stock Market Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	31,249,097	6	56	31,249,159
Warrants	—	—	—	—
Temporary Cash Investments	84,756	—	—	84,756
Total	31,333,853	6	56	31,333,915
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(738)	—	—	(738)
Swap Contracts	—	(10)	—	(10)
Total	(738)	(10)	—	(748)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,013,451
Total Distributable Earnings (Loss)	(1,013,451)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	11,082
Undistributed Long-Term Gains	100,463
Net Unrealized Gains (Losses)	22,912,237
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	23,023,782
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	417,420	519,653
Long-Term Capital Gains	416,627	327,749
Total	834,047	847,402
*	Includes short-term capital gains, if any.

Institutional Total Stock Market Index Fund
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,421,678
Gross Unrealized Appreciation	23,710,189
Gross Unrealized Depreciation	(797,952)
Net Unrealized Appreciation (Depreciation)	22,912,237
E.	During the year ended December 31, 2025, the fund purchased $1,622,776,000 of investment securities and sold $2,574,317,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $124,156,000 and $1,179,132,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $88,511,000 and sales were $41,523,000, resulting in net realized gain of $4,399,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	259,097	2,429	345,534	3,710
Issued in Lieu of Cash Distributions	40,068	377	36,021	371
Redeemed	(285,259)	(2,702)	(374,553)	(4,118)
Net Increase (Decrease)—Institutional Shares	13,906	104	7,002	(37)
Institutional Plus Shares
Issued	2,703,589	27,234	4,616,814	48,572
Issued in Lieu of Cash Distributions	715,164	6,757	737,150	7,645
Redeemed	(4,978,286)	(48,346)	(13,552,873)	(143,579)
Net Increase (Decrease)—Institutional Plus Shares	(1,559,533)	(14,355)	(8,198,909)	(87,362)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Total Stock Market Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 78.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $341,077,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $619,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $489,297,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates $21,740,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q8710 022026

Financial Statements
For the period ended December 31, 2025
Vanguard Ultra-Short Treasury ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	10
Tax information	11

Ultra-Short Treasury ETF
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (103.2%)
U.S. Government Securities (103.2%)
United States Treasury Bill	2.827%–4.237%	1/2/2026	18,906	18,904
United States Treasury Bill	3.398%–3.827%	2/3/2026	12,186	12,148
United States Treasury Bill	3.404%–3.986%	2/5/2026	19,412	19,347
United States Treasury Bill	3.427%–3.833%	2/10/2026	12,340	12,293
United States Treasury Bill	3.416%–3.984%	2/12/2026	13,124	13,070
United States Treasury Bill	3.449%–3.844%	2/17/2026	12,338	12,282
United States Treasury Bill	3.430%–4.221%	2/19/2026	17,157	17,076
United States Treasury Bill	3.426%–3.859%	2/24/2026	12,342	12,278
United States Treasury Bill	3.441%–3.977%	2/26/2026	13,190	13,117
United States Treasury Bill	3.463%–3.859%	3/3/2026	5,751	5,717
United States Treasury Bill	3.472%–3.821%	3/5/2026	13,102	13,022
United States Treasury Bill	3.458%–3.720%	3/10/2026	5,744	5,707
United States Treasury Bill	3.477%–3.824%	3/12/2026	12,817	12,730
United States Treasury Bill	3.456%–3.725%	3/17/2026	5,648	5,607
United States Treasury Bill	3.482%–4.206%	3/19/2026	17,125	16,997
United States Treasury Bill	3.488%–3.725%	3/24/2026	5,752	5,706
United States Treasury Bill	3.466%–3.840%	3/26/2026	13,217	13,110
United States Treasury Bill	3.508%–3.734%	3/31/2026	5,749	5,700
United States Treasury Bill	3.490%–3.826%	4/2/2026	13,197	13,080
United States Treasury Bill	3.535%	4/7/2026	5,600	5,548
United States Treasury Bill	3.520%–3.814%	4/9/2026	6,164	6,105
United States Treasury Bill	3.530%	4/14/2026	5,600	5,544
United States Treasury Bill	3.523%–4.197%	4/16/2026	10,362	10,256
United States Treasury Bill	3.542%	4/21/2026	5,600	5,543
United States Treasury Bill	3.520%–3.811%	4/23/2026	6,423	6,353
United States Treasury Bill	3.561%	4/28/2026	5,600	5,539
United States Treasury Bill	3.522%–3.810%	4/30/2026	6,324	6,251
United States Treasury Bill	3.513%–3.710%	5/7/2026	6,377	6,299
United States Treasury Bill	3.514%–4.207%	5/14/2026	10,328	10,195
United States Treasury Bill	3.530%–3.712%	5/21/2026	6,391	6,304
United States Treasury Bill	3.531%–3.710%	5/28/2026	6,395	6,304
United States Treasury Bill	3.533%	6/4/2026	6,300	6,207
United States Treasury Bill	3.541%–4.195%	6/11/2026	10,041	9,885
United States Treasury Bill	3.562%	6/18/2026	6,300	6,198
United States Treasury Bill	3.548%	6/25/2026	6,300	6,194
United States Treasury Bill	3.570%	7/2/2026	6,300	6,189
United States Treasury Bill	3.476%–4.143%	7/9/2026	4,119	4,046
United States Treasury Bill	3.498%–3.847%	8/6/2026	4,028	3,945
United States Treasury Bill	3.486%–3.738%	9/3/2026	4,119	4,025
United States Treasury Bill	3.505%–3.747%	10/1/2026	4,170	4,063
United States Treasury Bill	3.528%–3.716%	10/29/2026	4,108	3,992
United States Treasury Bill	3.509%–3.632%	11/27/2026	4,063	3,938
United States Treasury Bill	3.486%	12/24/2026	4,100	3,964
United States Treasury Note/Bond	1.625%	2/15/2026	4,046	4,035
United States Treasury Note/Bond	4.000%	2/15/2026	2,923	2,923
United States Treasury Note/Bond	6.000%	2/15/2026	459	459
United States Treasury Note/Bond	0.500%	2/28/2026	4,430	4,407
United States Treasury Note/Bond	2.500%	2/28/2026	2,124	2,120
United States Treasury Note/Bond	4.625%	2/28/2026	4,961	4,967
United States Treasury Note/Bond	4.625%	3/15/2026	3,094	3,100
United States Treasury Note/Bond	0.750%	3/31/2026	4,199	4,170
United States Treasury Note/Bond	2.250%	3/31/2026	2,089	2,082
United States Treasury Note/Bond	4.500%	3/31/2026	4,882	4,892
United States Treasury Note/Bond	3.750%	4/15/2026	3,275	3,276
United States Treasury Note/Bond	0.750%	4/30/2026	4,596	4,554
United States Treasury Note/Bond	2.375%	4/30/2026	1,584	1,578
United States Treasury Note/Bond	4.875%	4/30/2026	5,758	5,782
United States Treasury Note/Bond	1.625%	5/15/2026	3,941	3,913
United States Treasury Note/Bond	3.625%	5/15/2026	2,912	2,913
United States Treasury Note/Bond	0.750%	5/31/2026	4,209	4,159
United States Treasury Note/Bond	2.125%	5/31/2026	1,845	1,834
United States Treasury Note/Bond	4.875%	5/31/2026	5,126	5,152
United States Treasury Note/Bond	4.125%	6/15/2026	3,320	3,329
United States Treasury Note/Bond	0.875%	6/30/2026	4,263	4,207
United States Treasury Note/Bond	1.875%	6/30/2026	1,961	1,945
United States Treasury Note/Bond	4.625%	6/30/2026	5,754	5,784
United States Treasury Note/Bond	4.500%	7/15/2026	3,073	3,089
United States Treasury Note/Bond	0.625%	7/31/2026	4,355	4,282
United States Treasury Note/Bond	1.875%	7/31/2026	1,839	1,821
United States Treasury Note/Bond	4.375%	7/31/2026	5,249	5,273
United States Treasury Note/Bond	1.500%	8/15/2026	4,414	4,358
United States Treasury Note/Bond	4.375%	8/15/2026	3,374	3,390
1

Ultra-Short Treasury ETF
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	6.750%	8/15/2026	275	280
	United States Treasury Note/Bond	0.750%	8/31/2026	4,500	4,417
	United States Treasury Note/Bond	1.375%	8/31/2026	1,773	1,748
	United States Treasury Note/Bond	3.750%	8/31/2026	5,690	5,696
	United States Treasury Note/Bond	4.625%	9/15/2026	3,536	3,561
	United States Treasury Note/Bond	0.875%	9/30/2026	4,795	4,700
	United States Treasury Note/Bond	1.625%	9/30/2026	1,530	1,508
	United States Treasury Note/Bond	3.500%	9/30/2026	5,809	5,805
	United States Treasury Note/Bond	4.625%	10/15/2026	3,760	3,790
	United States Treasury Note/Bond	1.125%	10/31/2026	4,742	4,647
	United States Treasury Note/Bond	1.625%	10/31/2026	1,882	1,852
	United States Treasury Note/Bond	4.125%	10/31/2026	5,672	5,696
	United States Treasury Note/Bond	2.000%	11/15/2026	4,087	4,033
	United States Treasury Note/Bond	4.625%	11/15/2026	3,998	4,033
	United States Treasury Note/Bond	6.500%	11/15/2026	300	307
	United States Treasury Note/Bond	1.250%	11/30/2026	4,798	4,699
	United States Treasury Note/Bond	1.625%	11/30/2026	1,696	1,667
	United States Treasury Note/Bond	4.250%	11/30/2026	5,502	5,535
	United States Treasury Note/Bond	4.375%	12/15/2026	4,100	4,132
	United States Treasury Note/Bond	1.250%	12/31/2026	4,600	4,498
	United States Treasury Note/Bond	1.750%	12/31/2026	1,900	1,867
	United States Treasury Note/Bond	4.250%	12/31/2026	5,600	5,639
Total U.S. Government and Agency Obligations (Cost $554,330)					554,682
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $860)	3.780%		8,600	860
Total Investments (103.3%) (Cost $555,190)					555,542
Other Assets and Liabilities—Net (-3.3%)					(17,910)
Net Assets (100%)					537,632
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Ultra-Short Treasury ETF
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $554,330)	554,682
Affiliated Issuers (Cost $860)	860
Total Investments in Securities	555,542
Investment in Vanguard	12
Cash	10
Receivables for Investment Securities Sold	126,086
Receivables for Accrued Income	1,099
Receivables for Capital Shares Issued	65
Total Assets	682,814
Liabilities
Payables for Investment Securities Purchased	145,166
Payables to Vanguard	16
Total Liabilities	145,182
Net Assets	537,632
At December 31, 2025, net assets consisted of:

Paid-in Capital	537,205
Total Distributable Earnings (Loss)	427
Net Assets	537,632

Net Assets
Applicable to 7,125,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	537,632
Net Asset Value Per Share	$75.46

See accompanying Notes, which are an integral part of the Financial Statements.
3

Ultra-Short Treasury ETF
Statement of Operations

February 7, 2025[1] to December 31, 2025
($000)
Investment Income
Income
Interest[2]	10,664
Total Income	10,664
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8
Management and Administrative	81
Marketing and Distribution	13
Custodian Fees	29
Auditing Fees	35
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Professional Services	13
Total Expenses	183
Net Investment Income	10,481
Realized Net Gain (Loss) on Investment Securities Sold[2,3]	45
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	352
Net Increase (Decrease) in Net Assets Resulting from Operations	10,878
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $31, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $9 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Ultra-Short Treasury ETF
Statement of Changes in Net Assets

February 7, 2025[1] to December 31, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,481
Realized Net Gain (Loss)	45
Change in Unrealized Appreciation (Depreciation)	352
Net Increase (Decrease) in Net Assets Resulting from Operations	10,878
Distributions
Total Distributions	(10,423)
Capital Share Transactions
Issued	557,930
Issued in Lieu of Cash Distributions	—
Redeemed	(20,753)
Net Increase (Decrease) from Capital Share Transactions	537,177
Total Increase (Decrease)	537,632
Net Assets
Beginning of Period	—
End of Period	537,632
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Ultra-Short Treasury ETF
Financial Highlights
For a Share Outstanding Throughout the Period	February 7, 2025[1] to December 31, 2025
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	2.718
Net Realized and Unrealized Gain (Loss) on Investments	.098
Total from Investment Operations	2.816
Distributions
Dividends from Net Investment Income	(2.356)
Distributions from Realized Capital Gains	—
Total Distributions	(2.356)
Net Asset Value, End of Period	$75.46
Total Return	3.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$538
Ratio of Total Expenses to Average Net Assets	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	4.02%[3]
Portfolio Turnover Rate[4]	0%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Ultra-Short Treasury ETF
Notes to Financial Statements
Vanguard Ultra-Short Treasury ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $12,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
7

Ultra-Short Treasury ETF
The following table summarizes the market value of the fund’s investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	554,682	—	554,682
Temporary Cash Investments	860	—	—	860
Total	860	554,682	—	555,542
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	28
Total Distributable Earnings (Loss)	(28)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	77
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	350
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	427
The tax character of distributions paid was as follows:
Period Ended December 31,
2025 Amount ($000)
Ordinary Income*	10,423
Long-Term Capital Gains	—
Total	10,423
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	555,192
Gross Unrealized Appreciation	353
Gross Unrealized Depreciation	(3)
Net Unrealized Appreciation (Depreciation)	350
E.	During the period ended December 31, 2025, the fund purchased $24,422,000 of investment securities and sold $0 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $47,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
8

Ultra-Short Treasury ETF
F.	Capital shares issued and redeemed were:

February 07, 2025[1] to December 31, 2025
Shares (000)
Issued	7,400
Issued in Lieu of Cash Distributions	—
Redeemed	(275)
Net Increase (Decrease) in Shares Outstanding	7,125
1	Inception.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At December 31, 2025, one shareholder was the record or beneficial owner of 36% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
9

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Ultra-Short Treasury ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ultra-Short Treasury ETF (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 7, 2025 (inception) through December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period February 7, 2025 (inception) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
10

Tax information (unaudited)
The fund hereby designates for the fiscal period $10,469,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal period are qualified short-term capital gains.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal period.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0410 022026
11

Financial Statements
For the period ended December 31, 2025
Vanguard 0-3 Month Treasury Bill ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

0-3 Month Treasury Bill ETF
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (101.6%)
U.S. Government Securities (101.6%)
	United States Treasury Bill	2.029%–3.910%	1/2/2026	242,334	242,311
	United States Treasury Bill	2.590%–3.850%	1/6/2026	248,526	248,430
	United States Treasury Bill	2.763%–3.857%	1/8/2026	241,153	241,012
	United States Treasury Bill	2.991%–3.853%	1/13/2026	249,236	248,967
	United States Treasury Bill	3.060%–3.834%	1/15/2026	230,853	230,556
	United States Treasury Bill	3.130%–3.843%	1/20/2026	248,720	248,278
	United States Treasury Bill	3.184%–3.842%	1/22/2026	278,140	277,587
	United States Treasury Bill	3.281%–3.831%	1/27/2026	235,894	235,313
	United States Treasury Bill	3.288%–3.833%	1/29/2026	235,601	234,975
	United States Treasury Bill	3.325%–3.833%	2/3/2026	147,668	147,203
	United States Treasury Bill	3.334%–3.829%	2/5/2026	235,620	234,829
	United States Treasury Bill	3.355%–3.769%	2/10/2026	150,002	149,426
	United States Treasury Bill	3.394%–3.781%	2/12/2026	160,090	159,435
	United States Treasury Bill	3.417%–3.765%	2/17/2026	150,002	149,323
	United States Treasury Bill	3.406%–3.775%	2/19/2026	208,424	207,435
	United States Treasury Bill	3.419%–3.729%	2/24/2026	150,028	149,246
	United States Treasury Bill	3.426%–3.753%	2/26/2026	160,092	159,213
	United States Treasury Bill	3.450%–3.567%	3/3/2026	69,303	68,892
	United States Treasury Bill	3.456%–3.570%	3/5/2026	159,565	158,591
	United States Treasury Bill	3.443%–3.560%	3/10/2026	69,477	69,029
	United States Treasury Bill	3.453%–3.569%	3/12/2026	156,046	154,986
	United States Treasury Bill	3.468%–3.566%	3/17/2026	68,237	67,746
	United States Treasury Bill	3.482%–3.577%	3/19/2026	208,423	206,870
	United States Treasury Bill	3.496%–3.582%	3/24/2026	69,474	68,923
	United States Treasury Bill	3.509%–3.589%	3/26/2026	160,091	158,792
	United States Treasury Bill	3.556%–3.572%	3/31/2026	68,853	68,261
	United States Treasury Bill	3.522%–3.555%	4/2/2026	157,238	155,841
Total U.S. Government and Agency Obligations (Cost $4,740,706)					4,741,470
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $7,274)	3.780%		72,740	7,274
Total Investments (101.7%) (Cost $4,747,980)					4,748,744
Other Assets and Liabilities—Net (-1.7%)					(80,289)
Net Assets (100%)					4,668,455
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
1

0-3 Month Treasury Bill ETF
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,740,706)	4,741,470
Affiliated Issuers (Cost $7,274)	7,274
Total Investments in Securities	4,748,744
Investment in Vanguard	100
Cash	1,826
Receivables for Accrued Income	57
Receivables for Capital Shares Issued	1,034
Total Assets	4,751,761
Liabilities
Payables for Investment Securities Purchased	83,167
Payables to Vanguard	139
Total Liabilities	83,306
Net Assets	4,668,455
At December 31, 2025, net assets consisted of:

Paid-in Capital	4,667,292
Total Distributable Earnings (Loss)	1,163
Net Assets	4,668,455

Net Assets
Applicable to 61,900,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,668,455
Net Asset Value Per Share	$75.42

See accompanying Notes, which are an integral part of the Financial Statements.
2

0-3 Month Treasury Bill ETF
Statement of Operations

February 7, 2025[1] to December 31, 2025
($000)
Investment Income
Income
Interest[2]	81,685
Total Income	81,685
Expenses
The Vanguard Group—Note B
Investment Advisory Services	63
Management and Administrative	1,145
Marketing and Distribution	99
Custodian Fees	20
Auditing Fees	35
Shareholders’ Reports	19
Trustees’ Fees and Expenses	1
Other Expenses	15
Total Expenses	1,397
Net Investment Income	80,288
Realized Net Gain (Loss) on Investment Securities Sold[2,3]	(25)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	764
Net Increase (Decrease) in Net Assets Resulting from Operations	81,027
1	Inception.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $509, ($26), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
3

0-3 Month Treasury Bill ETF
Statement of Changes in Net Assets

February 7, 2025[1] to December 31, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,288
Realized Net Gain (Loss)	(25)
Change in Unrealized Appreciation (Depreciation)	764
Net Increase (Decrease) in Net Assets Resulting from Operations	81,027
Distributions
Total Distributions	(79,863)
Capital Share Transactions
Issued	5,169,014
Issued in Lieu of Cash Distributions	—
Redeemed	(501,723)
Net Increase (Decrease) from Capital Share Transactions	4,667,291
Total Increase (Decrease)	4,668,455
Net Assets
Beginning of Period	—
End of Period	4,668,455
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
4

0-3 Month Treasury Bill ETF
Financial Highlights
For a Share Outstanding Throughout the Period	February 7, 2025[1] to December 31, 2025
Net Asset Value, Beginning of Period	$75.00
Investment Operations
Net Investment Income[2]	2.729
Net Realized and Unrealized Gain (Loss) on Investments	.041
Total from Investment Operations	2.770
Distributions
Dividends from Net Investment Income	(2.350)
Distributions from Realized Capital Gains	—
Total Distributions	(2.350)
Net Asset Value, End of Period	$75.42
Total Return	3.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,668
Ratio of Total Expenses to Average Net Assets	0.07%[3]
Ratio of Net Investment Income to Average Net Assets	4.04%[3]
Portfolio Turnover Rate[4]	0%
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
5

0-3 Month Treasury Bill ETF
Notes to Financial Statements
Vanguard 0-3 Month Treasury Bill ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $100,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
6

0-3 Month Treasury Bill ETF
The following table summarizes the market value of the fund’s investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,741,470	—	4,741,470
Temporary Cash Investments	7,274	—	—	7,274
Total	7,274	4,741,470	—	4,748,744
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1
Total Distributable Earnings (Loss)	(1)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	425
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	743
Capital Loss Carryforwards	(5)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,163
The tax character of distributions paid was as follows:
Period Ended December 31,
2025 Amount ($000)
Ordinary Income*	79,863
Long-Term Capital Gains	—
Total	79,863
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,748,001
Gross Unrealized Appreciation	765
Gross Unrealized Depreciation	(22)
Net Unrealized Appreciation (Depreciation)	743
E.	During the period ended December 31, 2025, the fund purchased $0 of investment securities and sold $0 of investment securities, other than temporary cash investments.
7

0-3 Month Treasury Bill ETF
F.	Capital shares issued and redeemed were:

February 07, 2025[1] to December 31, 2025
Shares (000)
Issued	68,550
Issued in Lieu of Cash Distributions	—
Redeemed	(6,650)
Net Increase (Decrease) in Shares Outstanding	61,900
1	Inception.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At December 31, 2025, one shareholder was the record or beneficial owner of 42% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard 0-3 Month Treasury Bill ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard 0-3 Month Treasury Bill ETF (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund") as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 7, 2025 (inception) through December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period February 7, 2025 (inception) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
The fund hereby designates for the fiscal period $80,067,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal period.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
QV0420 022026
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Institutional Index Fund and Vanguard Institutional Total Stock Market Index Fund

A majority of independent trustees of the board of Vanguard Institutional Index Fund and Vanguard Institutional Total Stock Market Index Fund has approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the funds through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - Ultra-Short Tax-Exempt Bond ETF and 0-3 Month Treasury Bill ETF

A majority of independent trustees of the board of Vanguard Ultra-Short Tax-Exempt Bond ETF and Vanguard 0-3 Month Treasury Bill ETF (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications filed herewith.

(a)(2) Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD institutional INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.